File Nos. 333-32887
                                                                      811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. ___                                   [ ]
      Post-Effective Amendment No. _12_                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. _15__                                               [X]

                        (Check appropriate box or boxes.)

     BMA Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)

     Business Men's Assurance Company of America
     -------------------------------------------
     (Name of Depositor)

     2000 Wade Hampton Boulevard, Greenville, SC                    29615-1064
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (800) 551-8354


     Name and Address of Agent for Service

     R. David Black
     Business Men's Assurance Company of America
     2000 Wade Hampton Blvd.
     Greenville, SC 29615-1064

     Copies to:
     Lynn K. Stone
     Blazzard, Grodd & Hasenauer, P.C.
     943 Post Road East
     Westport, CT 06880
     (203) 226-7866

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on April 30, 2004 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Summary

Item 4.          Condensed Financial Information                          Appendix

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          BMA; The Separate
                                                                          Account; Investment
                                                                          Options

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This prospectus describes the Fixed and Variable Annuity Contract offered by Business Men's Assurance Company of America (BMA). The annuity contract has 25 investment choices--2 FIXED ACCOUNT options and 23 INVESTMENT PORTFOLIOS listed below.

     The 23 INVESTMENT PORTFOLIOS are part of Investors Mark Series Fund, Inc., Janus Aspen Series (Institutional Shares), The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Variable Insurance Products Fund, AIM Variable
Insurance Funds and Lazard Retirement Series, Inc. You can put your money in Fixed Account I, any currently available GUARANTEE PERIOD of Fixed Account II and/or any of these INVESTMENT PORTFOLIOS.

INVESTORS MARK SERIES FUND, INC.

      Managed By Standish Mellon Asset Management Company LLC

            Intermediate Fixed Income Portfolio
            Money Market Portfolio
            Global Fixed Income Portfolio

      Managed By The Boston Company Asset Management, LLC

            Mid Cap Equity Portfolio

      Managed By Columbia Management Advisors, Inc.

            Small Cap Equity Portfolio
            Large Cap Growth Portfolio

      Managed By David L. Babson & Company Inc.

            Large Cap Value Portfolio

      Managed By Lord Abbett & Co. LLC
            Growth & Income Portfolio

      Managed By Kornitzer Capital Management, Inc.
            Balanced Portfolio

JANUS ASPEN SERIES (Institutional Shares)

      Managed By Janus Capital Management LLC

            Janus Aspen Series International Growth Portfolio

THE ALGER AMERICAN FUND (Class O Shares)

      Managed By Fred Alger Management, Inc.

            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Managed By American Century Investment Management, Inc.

            VP Income & Growth
            VP Value

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Managed By The Dreyfus Corporation (Index Fund Manager--Mellon
        Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Managed By The Dreyfus Corporation

            Dreyfus VIF Disciplined Stock Portfolio

VARIABLE INSURANCE PRODUCTS FUND ("VIP") (Service Class 2)

      Managed By Fidelity Management & Research Company

            Fidelity VIP Overseas Portfolio
            Fidelity VIP Growth Portfolio
            Fidelity VIP Contrafund(R) Portfolio

AIM VARIABLE INSURANCE FUNDS(1)

      Advisor:  A I M Advisors, Inc.
             AIM V.I. High Yield Fund (Series I Shares)(2)

      Advisor:  A I M Advisors, Inc.
      Sub-Advisor:  INVESCO Institutional (N.A.), Inc.
            INVESCO VIF - Core Equity Fund (Series I Shares)(2)

LAZARD RETIREMENT SERIES, INC.

      Managed By Lazard Asset Management, LLC

            Lazard Retirement Small Cap Portfolio

(1) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(2) Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc. Prior to April 30, 2004, INVESCO Funds Group, Inc. was the investment advisor to the Fund.

     The  Securities  and  Exchange   Commission   (SEC)  has  not  approved  or
disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BMA Fixed and Variable Annuity Contract.

     To learn more about the BMA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30,2004. The SAI has been filed with the (SEC) and is legally a part of this prospectus. The SEC has a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 29 of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: 2000 Wade Hampton Blvd., Greenville, SC 29615-1064.

     The Contracts:

     o    are not bank deposits

     o    are not federally insured

     o    are not endorsed by any bank or government agency

     o    are not guaranteed and may be subject to loss of principal

     This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

     The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

April 30, 2004

                                TABLE OF CONTENTS

                                                                                Page
INDEX OF SPECIAL TERMS
SUMMARY
FEE TABLE
EXAMPLES
    1. THE ANNUITY CONTRACT
    2. ANNUITY PAYMENTS (THE INCOME PHASE) Annuity Date Annuity Payments
           Annuity Options
    3. PURCHASE
           Purchase Payments
           Allocation of Purchase Payments
           Free Look
           Accumulation Units
    4. INVESTMENT OPTIONS
           Transfers
           Dollar Cost Averaging Option
           Asset Rebalancing Option
           Asset Allocation Option
           Voting Rights
           Substitution
    5. EXPENSES
           Coverage Charge
           Contract Maintenance Charge
           Withdrawal Charge
           Free Withdrawal Amount
           Waiver of Withdrawal Charge Benefits
           Reduction or Elimination of the Withdrawal Charge
           Premium Taxes
           Transfer Fee
           Income Taxes
           Investment Portfolio Expenses
    6.  TAXES
           Annuity Contracts in General
           Qualified and Non-Qualified Contracts
           Withdrawals--Non-Qualified Contracts
           Partial 1035 Exchanges
           Withdrawals--Qualified Contracts
           Taxation of Death Benefits
           Diversification and Owner Control
    7. ACCESS TO YOUR MONEY
           Automatic Withdrawal Program
           Minimum Distribution
           Program Suspension of Payments or Transfers
    8. PERFORMANCE
    9. DEATH BENEFIT
           Upon Your Death
           Additional Death Benefit Option
           Death of Annuitant
    10.OTHER INFORMATION BMA
           The Separate Account
           Distributor
           Administration
           Ownership
           Beneficiary Assignment
           Legal Proceedings
           Financial Statements

    TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
    APPENDIX A--CONDENSED FINANCIAL INFORMATION                                   A-1
    APPENDIX B--ADDITIONAL DEATH BENEFIT OPTION                                   B-1

                             INDEX OF SPECIAL TERMS

     We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They appear capitalized in the text and the page that is indicated below is where we believe you will find the best explanation for the word or term.

                                                                           Page

Accumulation Phase

Accumulation Unit

Annuitant

Annuity Date

Annuity Options

Annuity Payments

Annuity Unit

Beneficiary

Fixed Account

Guarantee Period

Income Phase

Investment Portfolios

Joint Owner

Non-Qualified

Owner

Purchase Payment

Qualified

Tax Deferral

                                     SUMMARY

     The sections in this summary correspond to sections in this prospectus that discuss the topics in more detail.

     The Annuity Contract: The fixed and variable annuity contract offered by BMA provides a means for investing on a tax-deferred basis in two (2) BMA FIXED ACCOUNTS (available in most states) and the 23 INVESTMENT PORTFOLIOS. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

     Annuity Payments: If you want to receive regular income from your annuity, you can choose one of the ANNUITY OPTIONS BMA offers. You can choose whether to have payments come from our general account, the available INVESTMENT PORTFOLIOS or both. If you choose to have any part of your payments come from the INVESTMENT PORTFOLIOS, the dollar amount of your payments may go up or down.

     Purchase: You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the ACCUMULATION PHASE.

     Investment Options: You can put your money into the BMA FIXED ACCOUNTS and/or the INVESTMENT PORTFOLIOS. The returns on the INVESTMENT PORTFOLIOS are not guaranteed. You can lose money. You can make transfers between investment options.

     Expenses: The contract has insurance features and investment features, and there are costs related to each.

     Each year, BMA deducts a $35 contract maintenance charge from your contract. BMA currently waives this charge during the ACCUMULATION PHASE if the value of your contract is at least $100,000.

     BMA deducts a coverage charge that varies depending upon whether you elect the additional death benefit option (ADBO) (if you purchased the contract on or after May 3, 1999). The charge is equal, on an annual basis, to 1.45% of amounts invested in an INVESTMENT PORTFOLIO if you elect the ADBO and 1.25% of amounts invested in an INVESTMENT PORTFOLIO if you do not elect the ADBO.

     In certain states, the ADBO may not be available (check with your registered representative). If you bought your contract before May 3, 1999, the ADBO is not available.

     If you take money out of the contract, BMA may assess a withdrawal charge against each PURCHASE PAYMENT withdrawn. Each PURCHASE PAYMENT has its own withdrawal charge schedule. The withdrawal charge starts at 7% in the first year and declines to 0% seven (7) years after you make each PURCHASE PAYMENT.

     There is a $25 transfer fee after the first 12 transfers in a contract year during the ACCUMULATION PHASE and the 4 transfers per contract year during the INCOME PHASE.

     There are also daily net investment charges that range, on an annual basis, from .27% to 1.37% of the average daily value of the INVESTMENT PORTFOLIO, depending upon the INVESTMENT PORTFOLIO.

     Taxes: Your earnings are not taxed until you take them out. If you take money out during the ACCUMULATION PHASE, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

     A QUALIFIED contract will not provide any necessary or additional TAX DEFERRAL if it is used to fund a QUALIFIED plan that is tax deferred. However, the contract has features and benefits other than TAX DEFERRAL that make it an important investment for a QUALIFIED plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a QUALIFIED contract.

     Access to Your Money: You can take money out of your contract during the ACCUMULATION PHASE. Withdrawals may be subject to a withdrawal charge and an interest adjustment for money in Fixed Account II. You may also have to pay income tax and a tax penalty on any money you take out.

     Death Benefit: If you die before moving to the INCOME PHASE, the person you have chosen as a BENEFICIARY will receive a death benefit.

     Free-Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). BMA will refund the value of your contract on the day it receives your request to cancel the contract. This may be more or less than your original payment. In certain states, or if you have purchased the contract as an individual retirement annuity, BMA will refund the greater of your PURCHASE PAYMENT or contract value. BMA will put your money in the Money Market Portfolio for 15 days (or the period required in your state) during the free-look period.

                                    FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer contract value between INVESTMENT PORTFOLIOS. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (See Note (1)) (as a percentage of PURCHASE PAYMENT
   withdrawn)                                                                    7% declining annually (See Note (2))

Transfer Fee (See Note (3))                                                      $0.00 first 12, $25.00 each transfer thereafter

---------------------

(1) After BMA has had a PURCHASE PAYMENT for seven (7) years, there is no charge by BMA for a withdrawal of that PURCHASE PAYMENT. You may also have to pay income tax and a tax penalty on any money you take out. The first 10% of contract value withdrawn is not subject to a withdrawal charge, unless you have already made another withdrawal during that same contract year.

(2)  The withdrawal charge is equal to:

   Number of Complete Years                       Withdrawal
From Date of PURCHASE PAYMENT                       Charge

0                                                         7%

1                                                         6%

2                                                         5%

3                                                         4%

4                                                         3%

5                                                         2%

6                                                         1%

7 and thereafter                                          0%

(3) No charge for first 12 transfers in a contract year during the ACCUMULATION PHASE and no charge for four transfers in a contract year during the INCOME PHASE; thereafter, the fee is $25 per transfer. BMA will not charge you the transfer fee even if there are more than 12 transfers in a year during the ACCUMULATION PHASE if the transfer is for the Dollar Cost Averaging Option, the Asset Allocation Option or Asset Rebalancing Option.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including INVESTMENT PORTFOLIO fees and expenses.

CONTRACT MAINTENANCE CHARGE (See Note (1))                                      $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees and Account Fees and Expenses (See Note (2))    1.45%
                                                                                less if you do not elect ADBO (See Note (3))

---------------------

(1) During the ACCUMULATION PHASE, BMA will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, BMA will charge the contract maintenance charge. If you own more than one BMA contract, we will determine the total value of all the contracts (except in South Carolina). If the total value of all the contracts is more than $100,000, we will not assess the contract maintenance charge. During the INCOME PHASE, BMA will deduct the contract maintenance charge from each ANNUITY PAYMENT on a pro rata basis.

(2) The coverage charge is an aggregate charge which consists of mortality and expense risk fees and account fees and expenses that is referred to as a coverage charge throughout this prospectus and in your contract. The amount of the coverage charge for your contract depends upon whether you elect the Additional Death Benefit Option (ADBO). If you purchased your contract before May 3, 1999, the ADBO was not available. In certain states, the ADBO may not be available. Check with your registered representative regarding availability. We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

(3) If you do not elect the ADBO, the Mortality and Expense Risk Fees and Account Fees and Expenses are 1.25% annually.

     The next item shows the minimum and maximum total operating expenses charged by the INVESTMENT PORTFOLIOS that you may pay periodically during the time that you own the contract. More details concerning each Portfolio's fees and expenses (including Rule 12b-1 Fees) are contained in the prospectuses for the INVESTMENT PORTFOLIOS.

RANGE OF INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                                               Minimum     Maximum

Total Annual Portfolio Operating Expenses (expenses that are deducted from a
Portfolio's assets, including
        management fees, 12b-1 fees and other expenses)                                                         .27%        2.75%

Total Annual Net Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement* (expenses that are deducted from a Portfolio's assets, including management fees, 12b-1 fees and other expenses after
   any applicable waiver and/or reimbursement arrangement)                                                      .27%        1.37%

---------------------

* The range of Total Annual Net Portfolio Operating Expenses takes into account contractual arrangements for certain Portfolios that require the adviser to waive or reimburse operating expenses until at least April 30, 2005, as described in more detail below.

     The following table shows the annual operating expenses for each INVESTMENT PORTFOLIO for the year ended December 31, 2003, before and after any applicable contractual expense reimbursements and/or waivers.


Total Annual Portfolio Operating Expenses for each Investment Portfolio

                                                                                                   Expenses     Total      Total Net
                                                                                                    Waived      Annual      Annual
                                                               Management   12b-1    Other         and/or      Portfolio   Portfolio
                                                                  Fees      Fees    Expenses      Reimbursed   Expenses    Expenses


INVESTORS MARK SERIES FUND, INC.(a)

      Intermediate Fixed Income Portfolio                        .60%        --      1.36%           1.16%       1.96%      .80%

      Mid Cap Equity Portfolio                                   .80%        --      1.61%           1.51%       2.41%      .90%

      Money Market Portfolio                                     .40%        --      1.49%           1.39%       1.89%      .50%

      Global Fixed Income Portfolio                              .75%        --      1.39%           1.14%       2.14%     1.00%

      Small Cap Equity Portfolio                                 .95%        --      1.80%           1.70%       2.75%     1.05%

      Large Cap Growth Portfolio                                 .80%        --      1.30%           1.20%       2.10%      .90%

      Large Cap Value Portfolio                                  .80%        --      1.35%           1.25%       2.15%      .90%

      Growth & Income Portfolio                                  .80%        --      1.06%            .96%       1.86%      .90%

      Balanced Portfolio                                         .80%        --      1.16%           1.06%       1.96%      .90%

JANUS ASPEN SERIES (Institutional Shares)(b)

      Janus Aspen Series International Growth Portfolio          .65%        --       .11%            .00%        .76%      .76%

THE ALGER AMERICAN FUND (Class O Shares)

      Alger American Growth Portfolio                            .75%        --       .10%            .00%        .85%      .85%

      Alger American Leveraged AllCap Portfolio                  .85%        --       .12%            .00%        .97%      .97%

      Alger American MidCap Growth Portfolio                     .80%        --       .13%            .00%        .93%      .93%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      VP Value (c)                                               .95%        --       .00%            .00%        .95%      .95%

      VP Income & Growth                                         .70%        --       .00%            .00%        .70%      .70%

DREYFUS STOCK INDEX FUND, INC.--Initial Shares(d)                .25%        --       .02%            .00%        .27%      .27%

DREYFUS VARIABLE INVESTMENT FUND--Initial Shares(d)

      Dreyfus VIF Disciplined Stock Portfolio                    .75%        --       .10%            .00%        .85%      .85%

VARIABLE INSURANCE PRODUCTS FUND, SERVICE CLASS 2 (e)

      Fidelity VIP Overseas Portfolio                            .73%       .25%      .18%            .00%       1.16%     1.16%

      Fidelity VIP Growth Portfolio                              .58%       .25%      .09%            .00%        .92%      .92%

      Fidelity VIP Contrafund Portfolio                          .58%       .25%      .10%            .00%        .93%      .93%

AIM VARIABLE INSURANCE FUNDS (f)

       AIM V.I. High Yield Fund (Series I Shares) (g)(h)         .63%        --       .43%            .01%       1.06%     1.05%

      INVESCO VIF-Core Equity Fund (Series I Shares)(g)(i)(j)    .75%        --       .38%            .00%       1.13%     1.13%

LAZARD RETIREMENT SERIES, INC.(k)

      Lazard Retirement Small Cap Portfolio                      .75%       .25%      .37%            .00%       1.37%     1.37%

---------------------

(a) Investors Mark Advisor, LLC contractually agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the year ended December 31, 2003 and will continue this arrangement until May 1, 2005 so that the annual expenses do not exceed the amounts set forth above under "Total Net Annual Portfolio Expenses" for each Portfolio.

(b)  Expenses  are based  upon  expenses  for the year ended  December  31,2003.
     Expenses are stated both with and without contractual waivers by Janus Capital. All expenses are shown without the effect of any expense offset arrangement.

(c) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(d) The expenses shown are for the fiscal year ended December 31,2003. Current or future expenses may be greater or less than those presented. Please consult the underlying fund prospectus for more complete information.

(e) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(f) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(g) Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc.

(h) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2005.

(i) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(j) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(k) Lazard Asset Management, LLC, the fund's investment adviser, voluntarily agreed to reimburse all expenses through December 31, 2004 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent this expense reimbursement, Total Portfolio Expenses for the year ended December 31, 2003 would have been 1.37% for the Lazard Retirement Small Cap Portfolio.


                                    EXAMPLES

     These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract maintenance charges, separate account annual expenses and INVESTMENT PORTFOLIO fees and expenses.

     There are two sets of Examples below: Example 1 assumes you elect the Additional Death Benefit Option (ADBO) and Example 2 assumes you do not elect the ADBO.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     These Examples assume you invest $10,000 in the contract for the time periods indicated. The Examples also assume your investment has a 5% return each year and assumes (a) the maximum and (b) the minimum investment portfolio fees and expenses. The examples reflect annual investment portfolio expenses before the applicable fee waivers and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those portfolios with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Portfolio" above). Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

                                    EXAMPLE 1

(1)  If you surrender your contract at the end of the applicable time period:

                                                                    1 Year     3 Years     5 Years     10 Years
                                                                    ------     -------     -------     --------

(a) MAXIMUM                                                       $   977.30   $1,680.48   $2,395.20  $ 4,501.58

(b) MINIMUM                                                           723.00      928.43    1,161.21    2,134.35

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than five (5) years:

                                                                    1 Year     3 Years     5 Years     10 Years
                                                                    ------     -------     -------     --------

(a) MAXIMUM                                                        $ 437.68   $1,321.23  $2,215.83   $ 4,501.58

(b) MINIMUM                                                          184.89      572.33     984.57     2,134.35

EXAMPLE 2

(1)  If you surrender your contract at the end of the applicable time period:


                                                                    1 Year     3 Years     5 Years     10 Years
                                                                    ------     -------     -------     --------

(a) MAXIMUM                                                       $   957.02  $ 1,621.92  $ 2,301.48  $4,333.62

(b) MINIMUM                                                           702.21     865.24     1,054.56   1,913.97

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than five (5) years:

                                                                    1 Year     3 Years     5 Years     10 Years
                                                                    ------     -------     -------     --------

(a) MAXIMUM                                                        $ 417.52  $ 1,262.92   $ 2,122.32  $4,333.62

(b) MINIMUM                                                           164.23     509.40       878.15   1,913.97

     There  is  an  Accumulation   Unit  Value  History   (Condensed   Financial
Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

     This prospectus describes the Fixed and Variable Annuity Contract offered by BMA. The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

     An annuity is a contract between you, the OWNER, and an insurance company (in this case BMA), where the insurance company promises to pay you an income, in the form of ANNUITY PAYMENTS, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract switches to the INCOME PHASE.

     The contract benefits from TAX DEFERRAL. TAX DEFERRAL means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among 23 INVESTMENT PORTFOLIOS and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the investment performance of the INVESTMENT PORTFOLIO(s) you select. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the variable annuity portion of the contract also depends upon the investment performance of the INVESTMENT PORTFOLIOS you select for the INCOME PHASE.

     The contract also contains two FIXED ACCOUNT options (Fixed Account I and Fixed Account II). The FIXED ACCOUNTS offer interest rates that are guaranteed by BMA. For Fixed Account I, an interest rate is set at the time of each PURCHASE PAYMENT or transfer to the account. This initial interest rate is guaranteed for 12 months. Fixed Account II offers different GUARANTEE PERIODS. A GUARANTEE PERIOD is the time period for that an interest rate is credited in Fixed Account II. Currently, the following GUARANTEE PERIODS are available: three years, five years, and seven years. Each PURCHASE PAYMENT or transfer to a GUARANTEE PERIOD has its own interest rate. BMA guarantees that the interest credited to the FIXED ACCOUNT options will not be less than 3% per year. Currently, if you purchase the contract on or after May 3, 1999 and elect the Additional Death Benefit Option (ADBO), the amount of interest we credit to any amounts you have allocated to Fixed Account II will be reduced in consideration of the cost of the ADBO accordingly. If you make a withdrawal, transfer or if your contract switches to the INCOME PHASE before the end of the GUARANTEE PERIOD you have selected, an interest adjustment will be made to the value of your contract.

     If you select either FIXED ACCOUNT option, your money will be placed with the other general assets of BMA. If you select either FIXED ACCOUNT, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the total interest credited to your contract. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the general account will remain level for the entire INCOME PHASE.

     We may offer other variable annuity contracts that also invest in the same funds offered under the contracts described in this prospectus. These contracts may have different charges and may offer different benefits.

     As OWNER of the contract, you exercise all rights under the contract. You can change the OWNER at any time by notifying BMA in writing. You and your spouse can be named JOINT OWNERS (subject to state laws). We have described more information on this in Section 10--Other Information.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

     Under the contract you can receive regular income payments. You can choose the date on which these payments begin. We call that date the ANNUITY DATE. Your first ANNUITY PAYMENT will be made one month (or one modal period if you do not choose monthly payments) after the ANNUITY DATE.

     We ask you to choose your ANNUITY DATE when you purchase the contract. You can change it at any time before the ANNUITY DATE with 30 days notice to us. Your ANNUITY DATE cannot be any earlier than one year after we issue the contract.

Annuity Payments

     ANNUITY PAYMENTS must begin by the later of the first day of the first calendar month after the ANNUITANT'S 95th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). The ANNUITANT is the person whose life we look to when we make ANNUITY PAYMENTS. Currently, the amount of each payment is determined ten (10) business days prior to the payment date. At the ANNUITY DATE, you can choose whether payments will come from:

o    a FIXED ACCOUNT, referred to as a fixed annuity,

o the INVESTMENT PORTFOLIO(s) available, referred to as a variable annuity, or

o    a combination of both.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the FIXED ACCOUNTS, Fixed Accounts I and II will be terminated, and the fixed annuity payments will be made from BMA's general account. The general account of BMA contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the ANNUITY DATE, we are using annuity payment tables for similar fixed annuity contracts which would provide a larger ANNUITY PAYMENT, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to four times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or portion of your variable annuity payment to the fixed annuity payment. After the ANNUITY DATE, you may not transfer any portion of the fixed annuity into the variable annuity payment.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the INVESTMENT PORTFOLIO(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the INVESTMENT PORTFOLIO(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

     Each variable annuity payment will vary depending on the investment performance of the INVESTMENT PORTFOLIO(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

     ANNUITY PAYMENTS are made monthly unless you have less than $10,000 to apply toward a payment. In that case, BMA may provide your ANNUITY PAYMENT in a single lump sum. Likewise, if your ANNUITY PAYMENTS would be or become less than $250 a month, BMA has the right to change the frequency of payments so that your ANNUITY PAYMENTS are at least $250.

Annuity Options

     You can choose among income plans. We call those ANNUITY OPTIONS.

     You can select and/or change an ANNUITY OPTION at any time prior to the ANNUITY DATE (with 30 days notice to us). If you do not choose an ANNUITY OPTION, we will assume that you selected Option 2 which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following ANNUITY OPTIONS. Any other ANNUITY OPTION acceptable to us may also be selected. After ANNUITY PAYMENTS begin, you cannot change the ANNUITY OPTION.

     OPTION 1. LIFE ANNUITY. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. After the ANNUITANT dies, we stop making ANNUITY PAYMENTS. If the ANNUITANT dies after the first payment and before the second payment, then we will make only one payment.

     OPTION 2. LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. However, if, when the ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY
PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person are both alive. When either of these people dies, we will continue to make ANNUITY PAYMENTS, so long as the survivor continues to live. The amount of the ANNUITY PAYMENTS we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive. If both the ANNUITANT and the second person die after the first payment and before the second payment, then we will make only one payment.

     OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person (joint ANNUITANT) are both alive. However, if when the last ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

3. PURCHASE

Purchase Payments

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept for a NON-QUALIFIED contract is $10,000. If you buy the contract as part of an Individual Retirement Annuity (IRA), the minimum PURCHASE PAYMENT we will accept is $2,000. The maximum PURCHASE PAYMENTS we accept are $1 million without our prior approval. You can make additional PURCHASE PAYMENTS of $1,000 or more.

Allocation of Purchase Payments

     When you purchase a contract, we will allocate your PURCHASE PAYMENT to:

       o Fixed Account I;

       o any currently available GUARANTEE PERIOD of Fixed Account II; and/or

       o one or more of the INVESTMENT PORTFOLIOS you have selected.

     If you make additional PURCHASE PAYMENTS, we will allocate them in the same way as your first PURCHASE PAYMENT unless you tell us otherwise. Any allocation to Fixed Account I or to any GUARANTEE PERIOD of Fixed Account II must be at least $5,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an INVESTMENT PORTFOLIO must be at least $1,000. BMA reserves the right to decline any PURCHASE PAYMENT.

     At its discretion, BMA may refuse PURCHASE PAYMENTS into Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the PURCHASE PAYMENT.

     Once we receive your PURCHASE PAYMENT and the necessary information, we will issue your contract and allocate your first PURCHASE PAYMENT within two (2) business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five (5) business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional PURCHASE PAYMENTS, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, BMA will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your PURCHASE PAYMENT (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your PURCHASE PAYMENT in the Money Market Portfolio for 15 days beginning when we allocate your first PURCHASE PAYMENT. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

Accumulation Units

     The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the INVESTMENT PORTFOLIO(S) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An ACCUMULATION UNIT works like a share of a mutual fund.) During the INCOME PHASE of the contract we call the unit an ANNUITY UNIT.

     Every business day we determine the value of an ACCUMULATION UNIT for each of the INVESTMENT PORTFOLIOS by multiplying the ACCUMULATION UNIT value for the previous business day by a factor for the current business day. The factor is determined by:

     1. dividing the value of an INVESTMENT PORTFOLIO share at the end of the current business day by the value of an INVESTMENT PORTFOLIO share for the previous business day; and

     2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

     The value of an ACCUMULATION UNIT may go up or down from day to day.

     When you make a PURCHASE PAYMENT, we credit your contract with ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of the PURCHASE PAYMENT allocated to an INVESTMENT PORTFOLIO by the value of the ACCUMULATION UNIT for that INVESTMENT PORTFOLIO.

     We calculate the value of an ACCUMULATION UNIT for each INVESTMENT PORTFOLIO after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional PURCHASE PAYMENT of $4,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the Balanced Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with 314.9606 ACCUMULATION UNITS for the Balanced Portfolio.

     Transfers (These transfer features as stated may not be available in all states.)

     You can transfer money among the FIXED ACCOUNTS and the 23 INVESTMENT PORTFOLIOS.

     Telephone Transfers

     You can make transfers by telephone. If you own the contract with a JOINT OWNER, unless BMA is instructed otherwise, BMA will accept instructions from either you or the other OWNER. BMA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If BMA fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. BMA tape records all telephone instructions. BMA reserves the right to modify or terminate telephone transfers.

     Transfers During the Accumulation Phase

     You can make 12 transfers every year during the ACCUMULATION PHASE without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the FIXED ACCOUNTS and to or from any INVESTMENT PORTFOLIO. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the ACCUMULATION PHASE:

     1. The minimum amount that you can transfer from the INVESTMENT PORTFOLIO, Fixed Account I or any GUARANTEE PERIOD of Fixed Account II is $250 or your entire interest in the INVESTMENT PORTFOLIO, Fixed Account I or GUARANTEE PERIOD of Fixed Account II, if less.

     2. We reserve the right to restrict the maximum amount that you can transfer from any FIXED ACCOUNT option (unless the transfer is from a GUARANTEE PERIOD of Fixed Account II just expiring) to 25% of the amount in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. Currently, BMA is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the INCOME PHASE.

     3. At its discretion, BMA may refuse transfers to Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the transfer.

     4. The minimum amount that must remain in any INVESTMENT PORTFOLIO after a transfer is $1,000. The minimum amount that must remain in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II after a transfer is $5,000.

     5. You may not make a transfer until after the end of the free look period.

     6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

     Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more OWNERS is, or would be, harmful to other OWNERS.

     Transfers During the Income Phase

     Each year, during the INCOME PHASE, you can make 4 transfers between the INVESTMENT PORTFOLIO(s). We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the INVESTMENT PORTFOLIOS to the general account. You may not make a transfer from the general account to the INVESTMENT PORTFOLIOS. These four transfers each contract year during the INCOME PHASE are free. If you make more than 4 transfers in a year during the INCOME PHASE, a transfer fee of $25 per transfer (after the 4 free) will be charged.

     Market Timing/Short-Term Trading. Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios which are investment portfolios for the contract are designed for short-term investing since such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-adviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). If BMA becomes aware of potentially harmful transfer activity, restrictions may be imposed by BMA on transfers. BMA reserves the right to take actions to restrict transfers including, but not limited to:

     o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

     o    restricting transfers into and out of certain investment portfolios.

     Transfers may also be delayed when any of the events described in "Suspension of Payments or Transfers" occur (see page ____). In addition, transfer privileges also may be subject to restrictions and/or fees that may be imposed by the underlying Funds. Further, BMA reserves the right to defer the transfer privilege at any time when it is unable to purchase or redeem shares of the underlying Funds. For more information, including any applicable short-term trading policies, please see the fund prospectuses.

     We cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds. No assurance can be given that any or all possible forms of
potentially   harmful  transfer  activity  will  be  identified,   or  that  any
restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified.

Dollar Cost Averaging Option

     The Dollar Cost Averaging Option allows you to systematically transfer a set amount each month from the Money Market Portfolio, Fixed Account I or any other subaccount we designate to any of the other INVESTMENT PORTFOLIO(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

     The minimum amount that can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

     All Dollar Cost Averaging transfers will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 or 12 months, whichever program you selected.

     If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Dollar Cost Averaging Option.

     No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.

     Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

Asset Rebalancing Option

     We make available to the broker-dealers who sell our contracts materials which they can use to assist them in making recommendations as to investment choices within our contracts. These materials will help you and your representative determine your risk tolerance and the types of funds that match that level of risk.

     Once your money has been allocated among the INVESTMENT PORTFOLIOS, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract monthly, quarterly, semi-annually or annually to return to your original percentage allocations by selecting our Asset Rebalancing Option.

     The program will ignore any new PURCHASE PAYMENTS or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new PURCHASE PAYMENTS or transfers by contacting the BMA Service Center.

     The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. The FIXED ACCOUNT options are not part of asset rebalancing. Currently, there is no charge for participating in the Asset Rebalancing Option.

     If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial PURCHASE PAYMENT split between two INVESTMENT PORTFOLIOS. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BMA would sell some of your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

Asset Allocation Option

     BMA recognizes the value to certain OWNERS of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

     Even though BMA may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers may be disruptive to the operations of the INVESTMENT PORTFOLIOS, and should BMA become aware of such disruptive practices, it may modify the transfer provisions of the contract.

     If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an Asset Allocation Program.

4. INVESTMENT OPTIONS

     The contract offers 23 INVESTMENT PORTFOLIOS that are listed below. Additional INVESTMENT PORTFOLIOS may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your confirmation. You can obtain copies of the fund prospectuses by writing us at 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 or calling us at 1-800-423-9398. Certain portfolios contained in the fund prospectuses may not be available with your contract. A summary of the investment objectives and strategies of each investment portfolio available under the contract is contained in Appendix B. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

     Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies that may or may not be affiliated with BMA. Certain portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers, distributors and/or affiliates. We may receive revenues from the investment portfolios, their investment advisers, distributors and/or affiliates for the performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account of ours. These percentages differ; some investment portfolios, investment advisers, distributors and/or affiliates pay us a greater percentage than others.

     The investment objectives and policies of certain of the INVESTMENT PORTFOLIOS are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the INVESTMENT PORTFOLIOS may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the INVESTMENT PORTFOLIOS have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

AIM VARIABLE INSURANCE FUNDS(1)

      Advisor:  A I M Advisors, Inc.
             AIM V.I. High Yield Fund (Series I Shares)(2)

         Advisor:  A I M Advisors, Inc.
         Sub-Advisor:  INVESCO Institutional (N.A.), Inc.
            INVESCO VIF - Core Equity Fund (Series I Shares)(2)

(1) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(2) Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc. Prior to April 30, 2004, INVESCO Funds Group, Inc. was the investment advisor to the Fund.

THE ALGER AMERICAN FUND (CLASS O SHARES)
      Advisor: Fred Alger Management, Inc.

            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Advisor: American Century Investment Management, Inc.

            VP Income & Growth
            VP Value

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Advisor: The Dreyfus Corporation (Index Fund Manager: Mellon
            Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Advisor: The Dreyfus Corporation

            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

INVESTORS MARK SERIES FUND, INC.

      Advisor: Investors Mark Advisor, LLC

            Sub-Advisor: Standish Mellon Asset Management Company LLC

                  Intermediate Fixed Income Portfolio
                  Money Market Portfolio
                  Global Fixed Income Portfolio

              Sub-Advisor:  The Boston Company Asset Management, LLC (prior to July 1, 2003, Standish Mellon Asset Management Company LLC was the Sub-Advisor)

                  Mid Cap Equity Portfolio

            Sub-Advisor: Columbia Management Advisors, Inc.

                  Small Cap Equity Portfolio
                  Large Cap Growth Portfolio

            Sub-Advisor: David L. Babson & Company Inc.

                  Large Cap Value Portfolio

            Sub-Advisor: Lord Abbett & Co. LLC

                  Growth & Income Portfolio

            Sub-Advisor: Kornitzer Capital Management, Inc.

                  Balanced Portfolio

JANUS ASPEN SERIES (Institutional Shares)

      Advisor: Janus Capital Management LLC

            Janus Aspen Series International Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

      Advisor: Lazard Asset Management, LLC

            Lazard Retirement Small Cap Portfolio

VARIABLE INSURANCE PRODUCTS FUND ("VIP") (Service Class 2)

      Advisor: Fidelity Management & Research Company

            Fidelity VIP Overseas Portfolio
            Fidelity VIP Growth Portfolio
            Fidelity VIP Contrafund(R) Portfolio


Voting Rights

     BMA is the legal owner of the INVESTMENT PORTFOLIO shares. However, BMA believes that when an INVESTMENT PORTFOLIO solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other OWNERS instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that BMA owns on its own behalf. Should BMA determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Adding, Deleting, or Substituting Investment Portfolios

     We do not control the funds, so we cannot guarantee that any of the Investment Portfolios will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any Investment Portfolio held in our Separate Account and substitute shares of another open-end management investment company for the shares of any Investment Portfolio, if the shares of the Investment Portfolio are no longer available for investment or if, in our judgment, investment in any Investment Portfolio would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

     If an Investment Portfolio is eliminated, we will ask you to reallocate any amount in the eliminated Investment Portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

     If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

5. EXPENSES

     There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Coverage Charge

     Each day, BMA makes a deduction for its coverage charge. BMA does this as part of its calculation of the value of the ACCUMULATION UNITS and the ANNUITY UNITS. The amount of the charge depends upon whether you elected the Additional Death Benefit Option (ADBO).

     The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

If you elect the ADBO                                            1.45%

If you do not elect the ADBO                                     1.25%

     In certain states, the ADBO may not be available. Check with your registered representative regarding availability. If you purchased your contract before May 3, 1999, the ADBO is not available.

     We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

     This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses.

Contract Maintenance Charge

     During the ACCUMULATION PHASE, every year on the anniversary of the date when your contract was issued, BMA deducts $35 from your contract as a contract maintenance charge. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro rata portion of the charge will be deducted if the ANNUITY DATE is other than an anniversary. We reserve the right to increase this charge but it will never be more than $60 each year. This charge is for administrative expenses.

     BMA will not deduct this charge, if when the deduction is to be made, the value of your contract is $100,000 or more. If you own more than one BMA contract, we will determine the total value of all your contracts (except in South Carolina). If the OWNER is a non-natural person (e.g., a corporation), we will look to the ANNUITANT to determine this information. BMA may some time in the future discontinue this practice and deduct the charge.

     After the ANNUITY DATE, the charge will be collected monthly out of each ANNUITY PAYMENT regardless of the size of the contract.

Withdrawal Charge

     During the ACCUMULATION PHASE, you can make withdrawals from your contract. BMA keeps track of each PURCHASE PAYMENT. The withdrawal charge is equal to:

     Number of Complete Years                           Withdrawal
  From Date of PURCHASE PAYMENT                           Charge

            0                                               7%

            1                                               6%

            2                                               5%

            3                                               4%

            4                                               3%

            5                                               2%

            6                                               1%

            7 and thereafter                                0%

     After BMA has had a PURCHASE PAYMENT for seven (7) years, there is no charge when you withdraw that PURCHASE PAYMENT. For purposes of the withdrawal charge, BMA treats withdrawals as coming from the oldest PURCHASE PAYMENT first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Interest Adjustment

     An interest adjustment will be applied to each withdrawal or transfer from a GUARANTEE PERIOD of Fixed Account II. The interest adjustment will be waived on death or when an Annuity Option is chosen.

Free Withdrawal Amount

     The first 10% of the contract value withdrawn (free withdrawal amount) is not subject to the withdrawal charge (unless you have already made another withdrawal during that same contract year), if on the day you make your withdrawal, the value of your contract is $10,000 or more. A withdrawal charge will be assessed against each PURCHASE PAYMENT withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge, and the free withdrawal amount are calculated at the time of each withdrawal.

     BMA does not assess the withdrawal charge on any amounts paid out as death benefits or as ANNUITY PAYMENTS if a life ANNUITY OPTION or another option with an ANNUITY PAYMENT period of more than five (5) years is selected.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

     The withdrawal charge compensates us for expenses associated with selling the contract. Commissions will be paid to broker-dealers who sell the contracts. In no event are commissions deducted from your PURCHASE PAYMENTS or contract value. Rather, BMA pays commissions to the selling broker-dealer. For a further discussion, see "Distributor" on page ____.

Waiver of Withdrawal Charge (Life Liquidity Benefit)

     Under certain circumstances, after the first year, BMA will allow you to take your money out of the contract without deducting the withdrawal charge:

     1) if you become confined to a long term care facility, nursing facility or hospital for at least 90 consecutive days;

     2)   if you become totally disabled;

     3) if you become terminally ill (which means that you are not expected to live more than 12 months);

     4)   if you are involuntarily  unemployed for at least 90 consecutive days;
          or

     5)   if you get divorced.

     These benefits may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

     BMA will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances that reduces its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BMA. BMA will not deduct a withdrawal charge under a contract issued to an officer, director or employee of BMA or any of its affiliates.

Premium Taxes

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BMA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

     You can make 12 free transfers every year during the ACCUMULATION PHASE and 4 free transfers every year during the INCOME PHASE. We measure a year from the day we issue your contract. If you make more than 12 transfers a year during the ACCUMULATION PHASE or more than 4 transfers a year during the INCOME PHASE, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount that is transferred. The transfer fee is for expenses in connection with transfers.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.
Income Taxes

     BMA will deduct from the contract for any income taxes that it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

     There are deductions from and expenses paid out of the assets of the various INVESTMENT PORTFOLIOS, which are described in the fund prospectuses.

6. TAXES

     NOTE: BMA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. BMA has included in the Statement of Additional Information (SAI) an additional discussion regarding taxes.

Annuity Contracts In General

     Annuity contracts are a means of setting aside money for future needs--usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (QUALIFIED or NON-QUALIFIED, see the following sections).

     You, as the OWNER, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as ANNUITY PAYMENTS. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For ANNUITY PAYMENTS, different rules apply. A portion of each ANNUITY PAYMENT is treated as a partial return of your PURCHASE PAYMENTS and will not be taxed. The remaining portion of the ANNUITY PAYMENT will be treated as ordinary income. How the ANNUITY PAYMENT is divided between taxable and non-taxable portions depends upon the period over which the ANNUITY PAYMENTS are expected to be made. ANNUITY PAYMENTS received after you have received all of your PURCHASE PAYMENTS are fully includible in income.

     When a NON-QUALIFIED contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

     If you purchase the contract as an individual and not an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED contract.

     If you purchase the contract as an IRA, your contract is referred to as a QUALIFIED contract.

     A QUALIFIED contract will not provide any necessary or additional TAX DEFERRAL if it is used to fund a QUALIFIED plan that is tax deferred. However, the contract has features and benefits other than TAX DEFERRAL that make it an important investment for a QUALIFIED plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a QUALIFIED contract.

Withdrawals--Non-Qualified Contracts

     If you make a withdrawal from your NON-QUALIFIED contract, the Code treats such a withdrawal as first coming from earnings and then from your PURCHASE PAYMENTS. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  that come from PURCHASE PAYMENTS made prior to August 14, 1982.

Partial 1035 Exchanges

     Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     Due to the continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Withdrawals--Qualified Contracts

     If you make a withdrawal from your QUALIFIED contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your PURCHASE PAYMENTS were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of QUALIFIED contracts.

     The Code also provides that any amount received under a QUALIFIED contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid for certain allowable medical expenses (as defined in the Code);

     (6)  paid on account of an IRS levy upon the QUALIFIED contract;

     (7)  paid from an IRA for medical insurance (as defined in the Code);

     (8)  paid from an IRA for qualified higher education expenses; or

     (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     We have provided a more complete discussion in the SAI.

Taxation of  Death Benefits

     Any death benefits paid under the contract are taxable to the BENEFICIARY. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as ANNUITY PAYMENTS. Estate taxes may also apply.

     Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the OWNER is under age 59 1/2.

     The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the ACCUMULATION PHASE for a death benefit payment equal to the greater of PURCHASE PAYMENTS or account value. The contract offers death benefits that may exceed the greater of PURCHASE PAYMENTS or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

     You should consult your tax adviser regarding these features and benefits prior to purchasing a contract or adding the ADBO to your contract.

Diversification and Owner Control

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. BMA believes that the INVESTMENT PORTFOLIOS are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the OWNER of the shares of the INVESTMENT PORTFOLIOS. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract OWNER and BMA regarding specific investments or investment objectives for the underlying investments and a contract OWNER may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the OWNER of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law OWNERS are permitted to make transfers among the INVESTMENT PORTFOLIOS or the number and type of INVESTMENT PORTFOLIOS OWNERS may select from without being considered the OWNER of the shares. If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the OWNER of the contract, could be treated as the OWNER of the INVESTMENT PORTFOLIOS.

     Due to the uncertainty in this area, BMA reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

     (1)  by making a withdrawal (either a partial or a complete withdrawal);

     (2)  by electing to receive ANNUITY PAYMENTS; or

     (3)  when a death benefit is paid to your BENEFICIARY.

Withdrawals can only be made during the ACCUMULATION PHASE.

     When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

     o    less any applicable withdrawal charge,

     o    less any premium tax,

     o    less any contract maintenance charge, and

     o    less an interest  adjustment  (for amounts  allocated to Fixed Account
          II), if applicable.

(See Section 5. Expenses for a discussion of the charges.)

     Unless you instruct BMA otherwise, any partial withdrawal will be made pro rata from all the INVESTMENT PORTFOLIO(S) and the FIXED ACCOUNT option(s) you selected. Under most circumstances, the amount of any partial withdrawal must be for at least $1,000 (withdrawals made pursuant to the automatic withdrawal program and the minimum distribution option are not subject to this minimum). BMA requires that after a partial withdrawal is made you keep at least $1,000 in any INVESTMENT PORTFOLIO and $5,000 in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. BMA also requires that after a partial withdrawal is made you keep at least $10,000 in your contract.

     We will pay the amount of any withdrawal from the INVESTMENT PORTFOLIOS within seven (7) days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see
Section 7--Suspension of Payments or Transfers). Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is soon after your payment by certified check.

     Income taxes and tax penalties may apply to any withdrawal you make.

Automatic Withdrawal Program

     The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $250. You may select to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the contract value withdrawn is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value. If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

     All Automatic Withdrawals will be made on the 15th day of the month unless otherwise designated other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be the next business day.

     No Minimum Distribution payments and/or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

     Income taxes and tax penalties may apply to automatic withdrawals.

Minimum Distribution Program

     If you own an IRA contract, you may select the Minimum Distribution Program. Under this program, BMA will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for QUALIFIED plans. BMA will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge and will be instead of the 10% single free withdrawal amount each year.

     The Internal Revenue Service has issued new regulations regarding required Minimum distributions from QUALIFIED plans. These new rules generally became effective January 1, 2002. One of these new regulations, which is not currently in effect, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as a stepped-up death benefit or an additional death benefit available in your contract. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined and when the regulation will become effective. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your QUALIFIED plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

     No Dollar Cost Averaging transfers or Automatic Withdrawals will be allowed if you are participating in the Minimum Distribution Program.

Suspension of Payments or Transfers

     BMA may be required to suspend or postpone payments from the INVESTMENT PORTFOLIOS for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the INVESTMENT PORTFOLIOS is not reasonably practicable or BMA cannot reasonably value the shares of the INVESTMENT PORTFOLIOS;

     4. during any other period when the SEC, by order, so permits for the protection of OWNERS.

     BMA has reserved the right to defer payment for a withdrawal or transfer from the FIXED ACCOUNTS for the period permitted by law but not for more than six months.

8. PERFORMANCE

     BMA may periodically advertise performance of the various INVESTMENT PORTFOLIOS. BMA will calculate performance by determining the percentage change in the value of an ACCUMULATION UNIT by dividing the increase (decrease) for that unit by the value of the ACCUMULATION UNIT at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the INVESTMENT PORTFOLIO. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that will reflect the deduction of the coverage charge, contract maintenance charges, withdrawal charges as well as the fees and expenses of the INVESTMENT PORTFOLIO.

     BMA may also advertise the historical performance of certain INVESTMENT PORTFOLIOS whose inception dates precede the date the ACCUMULATION UNITS of your contract invested in the Portfolio.

     BMA may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

     BMA may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

     More detailed information regarding how performance is calculated is found in the SAI.

     Future performance will vary and the results shown are not necessarily representative of future results.

9. DEATH BENEFIT

     Death Benefit Enhancement (Stepped Up Death Benefit)

     If you die during the ACCUMULATION PHASE, BMA will pay a death benefit to your BENEFICIARY (see below). If you have a JOINT OWNER, the death benefit will be paid when the first of you dies. The surviving JOINT OWNER will be treated as the BENEFICIARY.

     The amount of the death benefit depends on how old you are on the day we issue your contract. If BMA issues your contract prior to your 80th birthday, the death benefit will be:

     During the first contract year, the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract.

     During the second and subsequent contract years, the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract; or

     (3) the highest year end death benefit value. The year end death benefit value is the contract value on the last day of each contract year prior to your 81st birthday, plus payments you have made, less withdrawals and charges since that day.

     If BMA issues your contract on or after your 80th birthday, the death benefit will be the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract.

     THE ABOVE DEATH BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE, in which case, the death benefit will be the greater of:

     1. total PURCHASE PAYMENTS, less withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. the value of your contract at the time the death benefit is to be paid.

Additional Death Benefit Option --(+ Plus 15)

     If you bought your contract on or after May 3, 1999, you can elect the ADBO at the time you buy the contract. The ADBO may not be available in your state (check with your registered representative regarding the availability of this benefit). We will determine the benefit as of the date we receive at our Service Center proof of death, an authorized request for payment and any other necessary information for a payment option.

     The Additional Death Benefit (ADB) is equal to 15% of the excess of: the "Additional Death Benefit Ending Value" over the "Additional Death Benefit Base Value" (as defined below).

     If the BENEFICIARY is your spouse, is under age 81 and elects to continue the contract after you die, the ADB will be added to the contract value on the date your spouse elects to continue the contract. In that case, a second ADB will apply to the continued contract. We deem any election to continue the contract valid on the date we receive an authorized request at our Service Center. The second ADB is equal to 15% of the excess of your spouse's "Additional Death Benefit Ending Value" over his or her "Additional Death Benefit Base Value" (as defined below). If your spouse is 81 or older at the time we receive proof of your death, your spouse may continue the contract, but there will not be a second ADB.

     Additional Death Benefit Base Value means:

     o    For the OWNER, the sum of the PURCHASE PAYMENTS made.

     o For your surviving spouse, the contract value on the date of his or her election to continue the contract, including all death benefits for the OWNER plus any PURCHASE PAYMENTS that were made after the date of the election.

     Additional Death Benefit Ending Value means the lesser of:

     o The contract value on the date BMA receives at its Service Center proof of death and any other necessary information; and

     o The contract value on the decedent's 81st birthday, if BMA receives at its Service Center proof of death after the decedent's 81st birthday.

     If you select the ADBO, the coverage charge for your contract will be higher than it would have been without this benefit and currently, the interest rate we credit on amounts you have allocated to Fixed Account II will be reduced.

     You will not receive any benefit under the ADBO if there is no gain under your contract when the death benefit is calculated.

     Appendix C to this prospectus contains examples of how the ADB is calculated.

     The ADBO is available for use with IRA Contracts (including SEP's, Transfers, and Rollovers). This feature is not available for use with Roth IRA contracts.

     The entire death benefit must be paid within five (5) years of the date of death unless the BENEFICIARY elects to have the death benefit payable under an ANNUITY OPTION. The death benefit payable under an ANNUITY OPTION must be paid over the BENEFICIARY'S lifetime or for a period not extending beyond the BENEFICIARY'S life expectancy. Payment must begin within one year of the date of death. If the BENEFICIARY is the spouse of the OWNER, he/she can continue the contract in his/her own name. Payment to the BENEFICIARY (other than a lump sum) may only be elected during the 60 day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven (7) days.

     If you or any JOINT OWNER dies during the INCOME PHASE (and you are not the ANNUITANT) any remaining payments under the ANNUITY OPTION chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the INCOME PHASE, the BENEFICIARY becomes the OWNER.

     See Section 6. Taxes--Taxation of Death Benefits regarding the tax treatment of death proceeds.

Death of Annuitant

     If the ANNUITANT, who is not an OWNER or JOINT OWNER, dies during the ACCUMULATION PHASE, you can name a new ANNUITANT. If no ANNUITANT is named within 30 days of the death of the ANNUITANT, you will become the ANNUITANT. However, if the OWNER is a non-natural person (for example, a corporation), then the death of the ANNUITANT will be treated as the death of the OWNER, and a new ANNUITANT may not be named.

     Upon the death of the ANNUITANT during the INCOME PHASE, the death benefit, if any, will be as provided for in the ANNUITY OPTION selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the ANNUITANT'S death.

10. OTHER INFORMATION

BMA

     Business Men's Assurance Company of America ("BMA" or "us", "ours", "we"), P.O. Box 419458, Kansas City, Missouri 64141-6458 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, Business Men's Assurance Company of America became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.

     BMA's obligations arising under the contracts are general obligations of BMA.

The Separate Account

      BMA has established a separate account, BMA Variable Annuity Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of BMA adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

     The assets of the Separate Account are held in BMA's name on behalf of the Separate Account and legally belong to BMA. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business BMA may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts BMA may issue.

Distributor

     Tamarack Distributors Inc. (prior to March 29, 2004, known as Jones & Babson, Inc.), 100 South Fifth Street, Suite 2300, Minneapolis, MN acts as the distributor of the contracts. The offering is on a continuous basis. Tamarack Distributors Inc. was organized under the laws of the state of Missouri on February 23, 1959. Tamarack Distributors Inc. is a member of the NASD. Tamarack Distributors Inc. is a wholly owned subsidiary of RBC Dain Rauscher Corp. and an affiliate of BMA.

     Broker-dealers will be paid commissions of up to 7% of PURCHASE PAYMENTS in connection with the sale of the contracts. Sometimes, BMA may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled will exceed 7% of PURCHASE PAYMENTS). BMA may, from time to time, pay promotional cash incentives that increase the amount of compensation.

     BMA may also provide financial and other types of support for educational, training and client seminars sponsored by the broker-dealer.

     Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts for their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

Administration

     We have hired Liberty Insurance Services (LIS), 2000 Wade Hampton Blvd., Greenville, South Carolina to perform certain administrative services regarding the Policies. The administrative services include issuance of the Policies and maintenance of Policy records. Claims are handled jointly between BMA and Liberty Insurance Services. LIS is an affiliate of BMA.

Ownership

     Owner. You, as the OWNER of the contract, have all the rights under the contract. The OWNER is as designated at the time the contract is issued, unless changed. The BENEFICIARY becomes the OWNER upon the death of the OWNER.

     Joint Owner. The contract can be owned by JOINT OWNERS. Any JOINT OWNER must be the spouse of the other OWNER (except in Pennsylvania and Oregon). Upon the death of either JOINT OWNER, the surviving OWNER will be the primary
BENEFICIARY. Any other BENEFICIARY designation will be treated as a contingent BENEFICIARY unless otherwise indicated.

Beneficiary

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The BENEFICIARY is named at the time the contract is issued unless changed at a later date. Unless an irrevocable BENEFICIARY has been named, you can change the BENEFICIARY at any time before you die.

Assignment

     You can assign the contract at any time during your lifetime. BMA will not be bound by the assignment until it receives the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

     If the contract is issued pursuant to a QUALIFIED plan, there may be limitations on your ability to assign the contract.

Legal Proceedings

     There are no material pending legal proceedings, other than ordinary routine litigation incidental to BMA's business, to which the Separate Account, Tamarack Distributors Inc. (the principal underwriter) or BMA is a party.

Financial Statements

     The financial statements of BMA and the Separate Account have been included in the Statement of Additional Information.

                              Table of Contents of
                     The Statement of Additional Information

Company

Experts

Legal Opinions

Distributor

Reduction or Elimination of Withdrawal Charge

Calculation of Performance Data

Federal Tax Status

Annuity Provisions

Mortality and Expense Guarantee

Financial Statements


                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

     ACCUMULATION   UNIT  Value  History  -  The  following   schedule  includes
ACCUMULATION UNIT values for the years or periods shown. This data has been extracted from the Separate Account's audited December 31, 2003 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.

                                                                          Contracts with 1.25%
                                                                               Coverage Charge
                                          -------------------------------------------------------------
                                            Year          Year     Year     Year     Year   Period from
                                           Ended         Ended    Ended    Ended    Ended    9/6/98 to
                                          12/31/03      12/31/02 12/31/01 12/31/00 12/31/99  12/31/98
                                          ---------------------- -------- -------- -------- -----------

INVESTORS MARK SERIES FUND, INC.:
 MONEY MARKET SUB-ACCOUNT
   Unit value at beginning of period..... $11.5122      $11.4950 $11.2136 $10.7272 $10.0910  $  10.00
   Unit value at end of period........... $11.4461      $11.5122 $11.4950 $11.2136 $10.7272  $10.0910
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   42,006        47,974   32,435   47,507    6,648    17,747
 INTERMEDIATE FIXED INCOME
   SUB-ACCOUNT
   Unit value at beginning of period..... $12.6747      $11.9445 $11.2812 $10.3128 $10.0531  $  10.00
   Unit value at end of period........... $13.1558      $12.6747 $11.9445 $11.2812 $10.3128  $10.0531
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................  158,900       190,418  150,064   60,427   28,681         0
 GLOBAL FIXED INCOME SUB-ACCOUNT
   Unit value at beginning of period..... $12.5002      $11.8336 $11.4737 $10.6143 $10.1741  $  10.00
   Unit value at end of period........... $12.9421      $12.5002 $11.8336 $11.4737 $10.6143  $10.1741
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   20,267        21,145   23,053    9,988    5,890         0
 MID CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period..... $11.0789      $12.9710 $13.4986 $10.7602 $12.0489  $  10.00
   Unit value at end of period........... $14.8360      $11.0789 $12.9710 $13.4986 $10.7602  $12.0489
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   48,438        48,502   48,414   37,895   37,267     6,884
 SMALL CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period..... $ 8.1850      $11.0206 $12.3613 $12.8633 $11.6860  $  10.00
   Unit value at end of period........... $11.6326      $ 8.1850 $11.0206 $12.3613 $12.8633  $11.6860
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   45,851        49,038   59,776   51,886   29,139     6,990
 LARGE CAP GROWTH SUB-ACCOUNT
   Unit value at beginning of period..... $ 7.8135      $11.0631 $14.8504 $17.0939 $12.1679  $  10.00
   Unit value at end of period........... $ 9.7932      $ 7.8135 $11.0631 $14.8504 $17.0939  $12.1679
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   52,691        47,512   50,011   47,219   24,654     8,207
 LARGE CAP VALUE SUB-ACCOUNT
   Unit value at beginning of period..... $ 9.0839      $10.4075 $10.7092 $ 9.9680 $11.3245  $  10.00
   Unit value at end of period........... $11.0872      $ 9.0839 $10.4075 $10.7092 $ 9.9680  $11.3245
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   50,934        52,135   53,464   55,541   47,627     7,921
 GROWTH & INCOME SUB-ACCOUNT
   Unit value at beginning of period..... $10.8934      $13.4992 $14.6325 $11.9485 $11.9485  $  10.00
   Unit value at end of period........... $14.1825      $10.8934 $13.4992 $14.6325 $12.7758  $11.9485
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................  156,606       154,823  120,916   85,895   51,979     1,966
BALANCED SUB-ACCOUNT.....................
   Unit value at beginning of period..... $ 9.3279      $10.9175 $10.6769 $ 9.9724 $10.5555  $  10.00
   Unit value at end of period........... $12.5823      $ 9.3279 $10.9175 $10.6769 $ 9.9724  $10.5555
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   80,422         89,673   65,184   46,283   41,270         0
JANUS ASPEN SERIES
 JANUS ASPEN SERIES INTERNATIONAL GROWTH
 SUB-ACCOUNT*
   Unit value at beginning of period..... $ 8.3769      $10.7559 $13.6893 $15.432   $11.2656 $  10.00
   Unit value at end of period........... $14.4548      $ 8.3769 $10.7791 $13.689   $15.4324 $11.2656
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   46,792        69,441   64,713  49,616    35,993       938
DREYFUS STOCK INDEX FUND, INC.
  SUB-ACCOUNT:
   Unit value at beginning of period..... $ 7.0854      $ 9.2412 $10.6553 $11.8936 $  10.00  $      0
   Unit value at end of period........... $ 8.9823      $ 7.0854 $ 9.2412 $10.6553 $11.8936  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   85,364        89,135   76,710   58,380    3,788         0
DREYFUS VARIABLE INVESTMENT FUND:
 DREYFUS VIF DISCIPLINED STOCK
   SUB-ACCOUNT
   Unit value at beginning of period..... $ 6.8607      $ 8.9772 $10.4808 $11.6811 $  10.00  $      0
   Unit value at end of period........... $ 8.3697      $ 6.8607 $ 8.9772 $10.4808 $11.6811  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   22,385        22,311   15,005   12,934    9,494         0
AIM VARIABLE INSURANCE FUNDS**
  AIM V.I. HIGH YIELD FUND**
   Unit value at beginning of period      $ 7.6917      $ 7.8907 $ 9.3921 $10.7689 $  10.00  $      0
   Unit value at end of period            $ 9.4980      $ 7.6917 $ 7.8907 $ 9.3921 $10.7689  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period                       18,365        22,583   15,924   12,182    7,453         0
INVESCO VIF--CORE EQUITY FUND**
   Unit value at beginning of period..... $ 8.4229      $10.5440 $11.7287 $11.3253 $  10.00  $      0
   Unit value at end of period........... $10.1980      $ 8.4229 $10.5440 $11.7287 $11.3253  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   37,953        37,332   36,255   20,032    2,016         0
LAZARD RETIREMENT SERIES, INC.:
 LAZARD RETIREMENT SMALL CAP
   SUB-ACCOUNT
   Unit value at beginning of period..... $11.8044      $14.5195 $12.3931 $10.3673 $  10.00  $      0
   Unit value at end of period........... $15.9971      $11.8044 $14.5195 $12.3931 $10.3673  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   57,260        62,296   19,568    8,235    6,992         0
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC.:
 VP INCOME & GROWTH SUB-ACCOUNT
   Unit value at beginning of period..... $ 7.4041      $ 9.2986 $10.2737 $11.6388 $  10.00  $      0
   Unit value at end of period........... $ 9.4586      $ 7.4041 $ 9.2986 $10.2737 $11.6388  $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   34,362         33,780   38,180   31,590   10,395        0

 VP VALUE SUB-ACCOUNT
   Unit value at beginning of period..... $10.9685     $12.7108 $11.4079 $ 9.7779 $ 10.00    $      0
   Unit value at end of period........... $13.9694     $10.9685 $12.7108 $11.4079 $9.7779    $  10.00
   No. of ACCUMULATION UNITS Outstanding
     at end of period....................   78,882       80,501   49,334   17,278  10,905           0

THE ALGER AMERICAN FUND:
 GROWTH PORTFOLIO
   Unit value at beginning of period...... $4.7955     $ 7.2468 $ 8.3211   $ 10.00
   Unit value at end of period............ $6.4013     $ 4.7955 $ 7.2468   $8.3211
   No. of ACCUMULATION UNITS Outstanding
     at end of period. ...............      73,391       71,615   60,561    32,903
 LEVERAGED ALLCAP PORTFOLIO
   Unit value at beginning of period...... $4.2804    $ 6.5583 $ 7.8990   $ 10.00
   Unit value at end of period............ $5.6952    $ 4.2804 $ 6.5583   $7.8990
   No. of ACCUMULATION UNITS Outstanding
     at end of period.                     111,415     113,605   99,924    78,141
 MIDCAP GROWTH PORTFOLIO
   Unit value at beginning of period...... $6.1803    $ 8.8821 $ 9.6215   $ 10.00
   Unit value at end of period............ $9.0207    $ 6.1803 $ 8.8821   $9.6215
   No. of ACCUMULATION UNITS Outstanding
     at end of period..............        171,879     168,723  111,490    81,113
VARIABLE INSURANCE PRODUCTS FUND (VIP)
 FIDELITY VIP OVERSEAS PORTFOLIO
   Unit value at beginning of period....   $5.1497    $ 6.5556 $ 8.4199   $ 10.00
   Unit value at end of period............ $7.2746    $ 5.1497 $ 6.5556   $8.4199
   No. of ACCUMULATION UNITS Outstanding
      at end of period.................     71,226      70,996   58,147    35,640
 FIDELITY VIP GROWTH PORTFOLIO
   Unit value at beginning of period.. ... $4.7481    $ 6.8976 $ 8.5037   $ 10.00
   Unit value at end of period............ $6.2151    $ 4.7481 $ 6.8976   $8.5037
   No. of ACCUMULATION UNITS Outstanding
     at end of period................      83,684      80,094   45,927    26,306
VARIABLE INSURANCE PRODUCTS FUND
 FIDELITY VIP CONTRAFUND PORTFOLIO
   Unit value at beginning of period...... $7.2759    $ 8.1503 $ 9.4284   $ 10.00
   Unit value at end of period............ $9.2117    $ 7.2759 $ 8.1503   $9.4284
   No. of ACCUMULATION UNITS Outstanding
      at end of period..................    25,801      25,619   19,807    13,385

                                                                           Contracts with 1.45%
                                                                            Coverage Charge
                                                        ----------------------------------------------
                                                        Year Ended    Year Ended Year Ended Year Ended
                                                        12/31/03      12/31/02   12/31/01   12/31/00
                                                        ------------  ---------- ---------- ----------
INVESTORS MARK SERIES FUND, INC.:
 MONEY MARKET SUB-ACCOUNT
   Unit value at beginning of period......................$10.6675      $10.6729   $10.4325   $  10.00
   Unit value at end of period............................$10.5850      $10.6675   $10.6729   $10.4325
   No. of ACCUMULATION UNITS Outstanding at end of period.  8,649        32,461     31,773      1,821
 INTERMEDIATE FIXED INCOME SUB-ACCOUNT
   Unit value at beginning of period......................$12.2167      $11.5359   $10.9171   $  10.00
   Unit value at end of period............................$12.6550      $12.2167   $11.5359   $10.9171
   No. of ACCUMULATION UNITS Outstanding at end of period.  28,411        13,709     34,462      7,993
 GLOBAL FIXED INCOME SUB-ACCOUNT
   Unit value at beginning of period......................$11.7062      $11.1032   $10.7880   $  10.00
   Unit value at end of period............................$12.0958      $11.7062   $11.1032   $10.7880
   No. of ACCUMULATION UNITS Outstanding at end of period.  5,897         3,222      3,533          0
 MID CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period......................$10.2345      $12.0064   $12.5198   $  10.00
   Unit value at end of period............................$13.6779      $10.2345   $12.0064   $12.5198
   No. of ACCUMULATION UNITS Outstanding at end of period.  3,031        1,808      2,916        805
 SMALL CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period......................$ 6.3249      $ 8.5332   $ 9.5905   $  10.00
   Unit value at end of period............................$ 8.9711      $ 6.3249   $ 8.5332  $ 9.5905
   No. of ACCUMULATION UNITS Outstanding at end of period.  1,518        2,048      2,052      1,295
 LARGE CAP GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................$ 4.5436      $ 6.4461   $ 8.6701  $  10.00
   Unit value at end of period............................$ 5.6833      $ 4.5436   $ 6.4461  $ 8.6701
   No. of ACCUMULATION UNITS Outstanding at end of period.  1,480         1,566        809      1,323
 LARGE CAP VALUE SUB-ACCOUNT
   Unit value at beginning of period......................$ 9.0585      $10.3992   $10.7221  $  10.00
   Unit value at end of period............................$11.0341      $ 9.0585   $10.3992  $10.7221
   No. of ACCUMULATION UNITS Outstanding at end of period.  12,264        12,552     12,145       855
 GROWTH & INCOME SUB-ACCOUNT
   Unit value at beginning of period......................$ 8.4754      $10.5239   $11.4303  $  10.00
   Unit value at end of period............................$11.0125      $ 8.4754   $10.5239  $11.4303
   No. of ACCUMULATION UNITS Outstanding at end of period.   8,161        6,635      6,915      1,305
 BALANCED SUB-ACCOUNT
   Unit value at beginning of period......................$ 9.2977      $10.9040   $10.6850  $  10.00
   Unit value at end of period............................$12.5166      $ 9.2977   $10.9040  $10.6850
   No. of ACCUMULATION UNITS Outstanding at end of period.   8,031        5,201      5,020      4,059
JANUS ASPEN SERIES
 JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT*
   Unit value at beginning of period......................$ 5.3957      $ 6.9568   $ 8.8528  $  10.00
   Unit value at end of period............................$14.4322      $ 5.3957   $ 6.9568  $ 8.8528
   No. of ACCUMULATION UNITS Outstanding at end of period.  3,969        9,675      8,730      5,377
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT:
   Unit value at beginning of period......................$ 5.9216      $ 7.7388   $ 8.9409  $  10.00
   Unit value at end of period............................$ 7.4919      $ 5.9216   $ 7.7388  $ 8.9409
   No. of ACCUMULATION UNITS Outstanding at end of period. 16,793        16,708     17,566      3,808
DREYFUS VARIABLE INVESTMENT FUND:
 DREYFUS VIF DISCIPLINED STOCK SUB-ACCOUNT
   Unit value at beginning of period......................$ 5.8381      $ 7.6546   $ 8.9544  $  10.00
   Unit value at end of period............................$ 7.1080      $ 5.8381   $ 7.6546  $ 8.9544
   No. of ACCUMULATION UNITS Outstanding at end of period.   2,589       2,525      2,567        777
AIM VARIABLE INSURANCE FUNDS**
 AIM V.I. HIGH YIELD FUND**
   Unit value at beginning of period......................$ 7.0998      $ 7.2980   $ 8.7041  $10.00
   Unit value at end of period............................$ 8.7495      $ 7.0998   $ 7.2980  $ 8.7041
   No. of ACCUMULATION UNITS Outstanding at end of period.   2,842        560        418          0

 INVESCO VIF-CORE EQUITY FUND**
   Unit value at beginning of period......................$ 7.3926      $ 9.2729   $10.3354  $10.00
   Unit value at end of period............................$ 8.9328      $ 7.3926   $ 9.2729  $10.3354
   No. of ACCUMULATION UNITS Outstanding at end of period.       0             0        309     309
LAZARD RETIREMENT SERIES, INC.:
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   Unit value at beginning of period......................$11.3180      $13.9491   $11.9301  $10.00
   Unit value at end of period............................$15.3073      $11.3180   $13.9491  $11.9301
   No. of ACCUMULATION UNITS Outstanding at end of period.   5,035         2,812      3,542   1,809
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP INCOME & GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................$ 6.3235      $ 7.9573   $ 8.8094  $10.00
   Unit value at end of period............................$ 8.0620      $ 6.3235   $ 7.9573  $ 8.8094
   No. of ACCUMULATION UNITS Outstanding at end of period.   6,015          6,433      6,113   2,153
 VP VALUE SUB-ACCOUNT
   Unit value at beginning of period......................$11.1505      $12.9475   $11.6436  $10.00
   Unit value at end of period............................$14.1727      $11.1505   $12.9475  $11.6436
   No. of ACCUMULATION UNITS Outstanding at end of period.  6,523           2,526      2,511    365
THE ALGER AMERICAN FUND:
 GROWTH PORTFOLIO
   Unit value at beginning of period......................$ 4.7717      $ 7.2252   $ 8.3130  $10.00
   Unit value at end of period............................$ 6.3567      $ 4.7717   $ 7.2252  $ 8.3130
   No. of ACCUMULATION UNITS Outstanding at end of period.  13,999         16,637     11,706      0
 LEVERAGED ALLCAP PORTFOLIO
   Unit value at beginning of period......................$ 4.2591      $ 6.5387   $ 7.8912  $10.00
   Unit value at end of period............................$ 5.6556      $ 4.2591   $ 6.5387  $ 7.8912
   No. of ACCUMULATION UNITS Outstanding at end of period.   4,095         4,045      2,757     924
 MIDCAP GROWTH PORTFOLIO
   Unit value at beginning of period......................$ 6.1495      $ 8.8556   $ 9.6121  $10.00
   Unit value at end of period............................$ 8.9579      $ 6.1495   $ 8.8556  $ 9.6121
   No. of ACCUMULATION UNITS Outstanding at end of period.   8,548         5,947      4,434    1,734
VARIABLE INSURANCE PRODUCTS FUND (VIP)
 FIDELITY VIP OVERSEAS PORTFOLIO
   Unit value at beginning of period......................$ 5.1241      $ 6.5361   $ 8.4117  $10.00
   Unit value at end of period............................$ 7.2240      $ 5.1241   $ 6.5361  $ 8.4117
   No. of ACCUMULATION UNITS Outstanding at end of period.   2,874          2,943      2,206     0
 FIDELITY VIP GROWTH PORTFOLIO
   Unit value at beginning of period......................$ 4.7245      $ 6.8771   $ 8.4953  $10.00
   Unit value at end of period............................$ 6.1719      $ 4.7245   $ 6.8771  $ 8.4953
   No. of ACCUMULATION UNITS Outstanding at end of period.   1,279         1,217      1,320     457
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 FIDELITY VIP II CONTRAFUND PORTFOLIO
   Unit value at beginning of period......................$ 7.2397      $ 8.1260   $ 9.4191  $10.00
   Unit value at end of period............................$ 9.1476      $ 7.2397   $ 8.1260  $ 9.4191
   No. of ACCUMULATION UNITS Outstanding at end of period.    584           585      1,068       0

- --------

     *Effective on or about March 24, 2003, the Berger IPT-International Fund of Berger institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

     **Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.


                                   A-5


                        APPENDIX B--INVESTMENT PORTFOLIOS

     The following is a summary of the investment objective and strategies of each INVESTMENT PORTFOLIO. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio. There is no assurance that the investment objectives will be achieved.

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisor, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each Investment Portfolio has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual Investment Portfolio. The following Investment Portfolios are available under the contract:

      Standish Mellon Asset Management Company LLC is the Sub-Adviser to the following Portfolios:

            Intermediate Fixed Income Portfolio

               The goal of this Portfolio is to seek a high level of current income consistent with preserving capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in investment grade fixed income securities and the Portfolio's average dollar-weighted effective portfolio maturity will be greater than three years and less than ten years.


            Money Market Portfolio

               The goal of this Portfolio is to seek to obtain the highest level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

               Although the Portfolio seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Portfolio can do so on a continuous basis. An investment in the Money Market Portfolio is not guaranteed. After charges are deducted from the annuity contract, it is possible, particularly in a lower short-term interest rate environment, that an investment in the Money Market Portfolio may result in a negative investment return.

            Global Fixed Income Portfolio

               The Portfolio's objective is to maximize total return while realizing a market level of income consistent with preserving both capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in fixed income securities of foreign governments or their political subdivisions and companies located in at least three countries around the world, including the United States. Usually, the Portfolio will invest in no fewer than eight foreign countries.

               The Boston Company Asset Management, LLC (prior to July 1, 2003, Standish Mellon Asset Management Company LLC was the Sub-Advisor) is the Sub-Adviser to the following Portfolio:

            Mid Cap Equity Portfolio

               The goal of the Portfolio is to achieve long-term growth of capital through investment primarily in equity securities of mid capitalization companies. During normal conditions, the Portfolio will invest at least 80% of its assets in securities issued by mid capitalization companies. Mid capitalization companies are those companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of approximately 400 companies with mid-market capitalizations relative to the market capitalizations of other U.S. companies. The S&P Mid-Cap 400 Index is reconstituted periodically to reflect changes in the marketplace.


     Columbia  Management  Advisors,  Inc. is the  Sub-Adviser  to the following
Portfolios:

            Small Cap Equity Portfolio

               The Portfolio seeks long-term capital appreciation. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in a diversified portfolio of common stocks and equity-type securities of companies with market capitalization, at the time of purchase, equal to or less than the capitalization of the largest stock in the Standard & Poor's Small Cap Index ($___ billion as of December 31, 2003). The Portfolio's Sub-Adviser seeks to invest in entrepreneurially managed companies that serve large and growing markets and have the ability to grow their market share.

            Large Cap Growth Portfolio

               The goal of this Portfolio is long-term capital appreciation. The Portfolio invests, during normal market conditions, at least 80% of its total net assets in common stocks and other equity-type securities of companies exceeding $10 billion in market capitalization at the time of purchase. The Portfolio's Sub-Adviser will focus on companies that it believes have long-term appreciation possibilities.



     David  L.  Babson  &  Company  Inc.  is the  Sub-Adviser  to the  following
Portfolio:

            Large Cap Value Portfolio

               The goal of this Portfolio is long-term growth of capital and income by investing principally in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. During normal conditions, the Portfolio invests at least 90% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

      Lord Abbett & Co. LLC is the Sub-Adviser to the following Portfolio:

            Growth & Income Portfolio

               This Portfolio seeks to provide long-term growth of capital and income without excessive fluctuation in market value. During normal market conditions, the Portfolio will primarily invest in equity securities of large, seasoned U.S. and multinational companies, of at least $5 billion in market capitalization at the time of purchase, which the Portfolio's Sub-Adviser believes are undervalued. This market capitalization may vary in response to changes in the markets.

     Kornitzer  Capital  Management,  Inc. is the  Sub-Adviser  to the following
Portfolio:

            Balanced Portfolio

               The goal of this Portfolio is both long-term capital growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Sub-Adviser's view of economic conditions, interest rates, and stock prices. Generally, the Portfolio's assets will be invested in common stocks, in high yielding corporate bonds, and in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock). During normal market conditions, the Portfolio will generally invest a minimum of 25% of its total net assets in fixed income securities and a minimum of 25% of its total net assets in equity securities.

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser. The following INVESTMENT PORTFOLIO is available under the contract:

            Janus Aspen Series International Growth Portfolio

               The Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.


THE ALGER AMERICAN FUND (Class O Shares)

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  adviser.  The  following
INVESTMENT PORTFOLIOS are available under the contract:

            Alger American Growth Portfolio

               This Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

            Alger American Leveraged AllCap Portfolio

               This Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, in amounts up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

            Alger American MidCap Growth Portfolio

               This Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index and S&P MidCap 400 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following INVESTMENT PORTFOLIOS are available under the contract:

            VP Income & Growth

               The Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective. The Portfolio will generally be invested in equity securities of companies comprising the 1500 largest publicly traded companies in the United States. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time without taking on significant additional risk.

            VP Value

               This Portfolio seeks long-term capital growth as a primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Adviser believes are undervalued at the time of purchase.

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

     The objective of this Portfolio is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser to the Portfolios. The following INVESTMENT PORTFOLIO is available under the contract:

            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

               The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500
          Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

VARIABLE INSURANCE PRODUCTS FUND

     The Variable Insurance Products are managed by Fidelity Management & Research Company. The following INVESTMENT PORTFOLIOS are available under the contract:

            Fidelity VIP Overseas Portfolio

               This Portfolio seeks long-term growth of capital by investing at least 80% of its total assets in non-U.S. securities and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

            Fidelity VIP Growth Portfolio

               This Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies that the Adviser believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

            Fidelity VIP Contrafund Portfolio

               This Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the Adviser believes is not fully recognized by the public.


AIM VARIABLE INSURANCE FUNDS(1)

     AIM Variable Insurance Funds Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser. INVESCO Institutional (N.A.), Inc. is the subadviser to the INVESCO VIF - Core Equity Fund. The following Investment Portfolios are available under the contract:


             AIM V. I. High Yield Fund (Series I Shares)(2)

               The Fund seeks to achieve a high level of current income. The Fund normally invests at least 80% of its net assets in noninvestment grade debt securities, i.e. "junk bonds" and preferred stocks.

            INVESCO VIF-Core Equity Fund (Series I Shares)(2)

               The Fund seeks to provide a high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks that the Fund holds will be dividend-paying. The Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity security that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government corporate bonds that are rated investment grade or better.

(1) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(2) Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc. Prior to April 30, 2004, INVESCO Funds Group, Inc. was the investment adviser to the Fund.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, LLC a subsidiary of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following INVESTMENT PORTFOLIO is available under the contract:

            Lazard Retirement Small Cap Portfolio

               The Portfolio seeks long-term capital appreciation. It invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index(R) that the manager believes are undervalued based on their earnings, cash flow or asset values.


                                       C-2

                   APPENDIX C--ADDITIONAL DEATH BENEFIT OPTION

     The following examples show you how we calculate the additional death benefit (ADB) if you elect the ADBO. These examples are purely hypothetical and are for illustrative purposes only.

EXAMPLE #1

     OWNER purchases contract at age 50; Spouse, who is age 45, is named BENEFICIARY; Total PURCHASE PAYMENTS at death of $100,000; OWNER dies at age 70, with contract value of $250,000.

     The Additional Death Benefit payable to the BENEFICIARY would be $22,500. This is determined by .15 x [ADB Ending Value ($250,000)--ADB Base Value ($100,000)]--i.e. .15 x $150,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $272,500.

EXAMPLE #2

     Same assumptions as Example #1, except that surviving spouse elects to continue the contract.

     The contract value ($250,000) on the date of election to continue the contract would be increased by $22,500 to $272,500. The ADB Base Value would be $272,500. Assume the surviving spouse dies at age 75, no additional PURCHASE PAYMENTS were made, and the contract value was $400,000. The second Additional Death Benefit payable to the current BENEFICIARY would be $19,125. This is determined by .15 x [ADB Ending Value ($400,000)--spouse's ADB Base Value ($272,500)]--i.e. .15 x $127,500. If the basic death benefit were equal to the contract value, the total death benefit would be $419,125.

EXAMPLE #3

     OWNER purchases contract at age 70; Spouse who is also age 70 is named as BENEFICIARY; PURCHASE PAYMENTS total $100,000; OWNER dies at age 85 with a contract value of $250,000; The contract value on the OWNER'S 81st birthday was $200,000.

      The Additional Death Benefit payable to the BENEFICIARY would be $15,000. This is determined by .15 x [ADB Ending Value ($200,000, since the value at the OWNER's 81st birthday is less than the value at death)--ADB Base Value ($100,000)]--i.e. .15 x $100,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $265,000. If the surviving spouse elects to continue the contract, the contract value would be increased to $265,000. However, since the surviving spouse is older than age 80, there would be no second Additional Death Benefit at his/her death.

EXAMPLE #4

     OWNER purchases contract at age 50; Spouse who is age 45 is named as BENEFICIARY; Total PURCHASE PAYMENTS at death of $100,000; On the 10th contract anniversary the contract value is $250,000; On the 10th contract anniversary the OWNER withdraws $150,000; The next day the OWNER dies at age 60.

     The Additional Death Benefit payable to the BENEFICIARY would be $7,500. This is determined by .15 x [ADB Ending Value ($150,000)--ADB Base Value ($100,000)]--i.e. .15 x $50,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $157,500.

                               Detach and mail to:

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                2000 WADE HAMPTON Blvd. GREENVILLE, SC 29615-1064

     Please send me, at no charge, the Statement of Additional Information dated April 30, 2004 for the Clarity Variable Annuity Contract issued by BMA.


               (Please print or type and fill in all information)



     -------------------------------------------------------------------------

     Name



     -------------------------------------------------------------------------
     Address


     ----------------------------------------- -------------------------------
     City                                      State                 Zip Code


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA



This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Individual Flexible Payment Variable Annuity Contracts which are referred to herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, call or write the Company at: (800) 423-9398, 2000 Wade Hampton Blvd., Greenville, South Carolina 29165-1064.

This Statement of Additional Information and the Prospectus are dated April 30, 2004.


                                TABLE OF CONTENTS
                                                                            Page

COMPANY............................................................

EXPERTS............................................................

LEGAL OPINIONS.....................................................

DISTRIBUTOR........................................................

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE..................

CALCULATION OF PERFORMANCE DATA....................................

FEDERAL TAX STATUS.................................................

ANNUITY PROVISIONS.................................................

MORTALITY AND EXPENSE GUARANTEE....................................

FINANCIAL STATEMENTS...............................................


                                     COMPANY

Business Men's Assurance Company of America ("BMA" or "us", "ours", "we", "Company"), P.O. Box 419458, Kansas City, Missouri 64141-6458 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, BMA became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.


                                     EXPERTS

The financial statements of the sub accounts comprising the BMA Variable Annuity Account A as of and for the year ended December 31, 2003 and the Consolidated Financial Statements of Business Men's Assurance Company of America as of and for the year ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1200 Bank of America Plaza, 7 North Laurens St., Greenville, SC 29601, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion on the BMA Variable Annuity Account A as of and for the year ended
December 31, 2003 and an unqualified opinion with an explanatory paragraph relating to the business combination accounted for as a purchase in 2003 on the Consolidated Financial Statements of Business Men's Assurance Company of America as of and for the year ended December 31, 2003) and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the BMA Variable Annuity Account A for the year ended December 31, 2002 and the Consolidated Financial Statements of Business Men's Assurance Company of America as of and for the two years then ended have been audited by PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, MO 64105, independent accountants, as set forth in their reports, and are included in reliance upon such reports given upon their authority of such firm as experts in accounting and auditing.



                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Contracts.


                                   DISTRIBUTOR

Tamarack Distributors Inc. (prior to March 29, 2004, known as Jones & Babson, Inc.), acts as the distributor. The offering is on a continuous basis. The Prospectus contains more information regarding the distributor.


                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.


                         CALCULATION OF PERFORMANCE DATA
Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                           n
                P ( 1 + T)   =  ERV

Where:

     P =      a hypothetical initial payment of $1,000

     T =      average annual total return

     n =      number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Yield

The Money Market Portfolio. The Company may advertise yield and effective information for the Money Market Portfolio. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a seven day period. The return is determined by dividing the net change (exclusive of any capital changes and income other than investment income) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7]-1.)

The Company does not currently advertise any yield information for the Money Market Portfolio.

Other Portfolios. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                              6
       Yield = 2 [[(a-b) + 1]    - 1]
                   -----
                    cd

Where:

     a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

     b = expenses accrued for the period (net of reimbursements).

     c = the average daily number of accumulation units outstanding during the period.

     d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day (or one month) periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio.

Section I - Performance Information of Separate Account

The following total return information reflects performance for the accumulation units of the Separate Account investing in the underlying Portfolios for the periods shown. Charts 1A-B reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. Charts 2A-B reflect the deduction of the coverage charge and the operating expenses of the Portfolio. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


Statement of Additional Information Chart 1A (1.45% coverage charge, contract maintenance charge, withdrawal charges and portfolio expenses) Returns for the periods ended of 12/31/2003


                                                     Sub-Account
                                                     Inception                               Since
                                                       Date        1 Year       5 Years     Inception

IMSF Intermediate Fixed Income                         11/24/97      -1.92%       4.01%        4.13%
IMSF Mid Cap Equity                                    11/24/97      28.28%       6.17%        6.83%
IMSF Money Market                                      11/24/97      -6.29%       1.26%        1.79%
IMSF Global Fixed Income                               11/24/97      -2.17%       3.03%        3.75%
IMSF Small Cap Equity                                  11/24/97      36.52%       7.03%        1.98%
IMSF Large Cap Growth                                  11/24/97      19.68%      -6.00%       -0.42%
IMSF Large Cap Value                                   11/24/97      16.39%       1.35%        1.27%
IMSF Growth & Income                                   11/24/97      24.56%       4.33%        5.99%
IMSF Balanced                                          11/24/97      29.26%       5.50%        3.22%
Dreyfus Stock Index Fund                               12/31/98      21.12%      -2.86%      - 2.87%
Dreyfus VIF Disciplined Stock Portfolio                12/31/98      16.34%      -4.25%      - 4.26%
AIM V.I. High Yield Fund(1)                            12/31/98      17.83%      -1.74%       -1.76%
INVESCO VIF-Core Equity Fund(1)                        12/31/98      15.41%      -0.30%       -0.32%
Lazard Retirement Small Cap Portfolio(2)               12/31/98      29.89%       9.24%        9.23%
American Century VP Income & Growth                    12/31/98      22.10%      -1.82%       -1.84%
American Century VP Value                              12/31/98      21.71%       6.28%        6.27%
Fidelity Overseas(3)                                   6/30/00       35.66%        N/A       -26.89%
Fidelity Growth(3)                                     6/30/00       25.26%        N/A       -40.67%
Fidelity Contrafund(3)                                 6/30/00       20.96%        N/A        -6.99%
Alger Growth Portfolio                                 6/30/00       27.85%        N/A       -14.47%
Alger MidCap Growth Portfolio                          6/30/00       40.36%        N/A        -4.94%
Alger Leveraged AllCap Portfolio                       6/30/00       27.42%        N/A       -16.96%
Janus International Growth Portfolio(4)                3/31/03         N/A         N/A        43.13%




Statement of Additional Information Chart 1B (1.25% coverage charge, contract maintenance charge, withdrawal charges and portfolio expenses) Returns for the periods ended 12/31/2003

                                                      Sub-Account
                                                       Inception                             Since
                                                        Date        1 Year     5 Years     Inception

IMSF Intermediate Fixed Income                         11/24/97      -1.71%      4.23%       4.34%
IMSF Mid Cap Equity                                    11/24/97      28.55%      6.38%       7.05%
IMSF Money Market                                      11/24/97      -6.09%      1.47%       2.00%
IMSF Global Fixed Income                               11/24/97      -1.97%      3.25%       3.96%
IMSF Small Cap Equity                                  11/24/97      36.80%      7.25%       2.19%
IMSF Large Cap Growth                                  11/24/97      19.93%     -5.80%      -0.22%
IMSF Large Cap Value                                   11/24/97      16.64%      1.56%       1.47%
IMSF Growth & Income                                   11/24/97      24.82%      4.55%       6.21%
IMSF Balanced                                          11/24/97      29.53%      5.71%       3.43%
Dreyfus Stock Index Fund                               12/31/98      21.37%     -2.65%      -2.67%
Dreyfus VIF Disciplined Stock Portfolio                12/31/98      16.58%     -4.05%      -4.06%
AIM V.I. High Yield Fund(1)                            12/31/98      18.08%     -1.54%      -1.55%
INVESCO VIF-Core Equity Fund(1)                        12/31/98      15.66%     -0.10%      -0.11%
Lazard Retirement Small Cap Portfolio(2)               12/31/98      30.17%      9.46%       9.45%
American Century VP Income & Growth                    12/31/98      22.36%     -1.62%      -1.63%
American Century VP Value                              12/31/98      21.97%      6.50%       6.49%
Fidelity Overseas(3)                                   6/30/00       35.94%       N/A      -26.72%
Fidelity Growth(3)                                     6/30/00       25.52%       N/A      -40.52%
Fidelity Contrafund(3)                                 6/30/00       21.21%       N/A       -6.79%
Alger Growth Portfolio                                 6/30/00       28.12%       N/A      -14.29%
Alger MidCap Growth Portfolio                          6/30/00       40.65%       N/A       -4.74%
Alger Leveraged AllCap Portfolio                       6/30/00       27.68%       N/A      -16.78%
Janus International Growth Portfolio(4)                3/31/03        N/A         N/A       43.42%



Chart 2A (1.45% coverage charge and portfolio expenses)
Returns for the periods ended 12/31/2003


                                                            Sub-Account
                                                            Inception                              Since
                                                               Date        1 Year     5 Years     Inception

IMSF Intermediate Fixed Income                               11/24/97       3.59%      4.48%       4.42%
IMSF Mid Cap Equity                                          11/24/97      33.64%      6.61%       7.12%
IMSF Money Market                                            11/24/97      -0.77%      1.76%       2.10%
IMSF Global Fixed Income                                     11/24/97       3.33%      3.52%       4.05%
IMSF Small Cap Equity                                        11/24/97      41.84%      7.47%       2.29%
IMSF Large Cap Growth                                        11/24/97      25.08%     -5.37%      -0.10%
IMSF Large Cap Value                                         11/24/97      21.81%      1.85%       1.58%
IMSF Growth & Income                                         11/24/97      29.93%      4.80%       6.28%
IMSF Balanced                                                11/24/97      34.61%      5.95%       3.52%
Dreyfus Stock Index Fund                                     12/31/98      26.51%     -2.29%      -2.29%
Dreyfus VIF Disciplined Stock Portfolio                      12/31/98      21.75%     -3.66%      -3.36%
AIM V.I. High Yield Fund(1)                                  12/31/98      23.24%     -1.19%      -1.19%
INVESCO VIF-Core Equity Fund(1)                              12/31/98      20.84%      0.23%       0.23%
Lazard Retirement Small Cap Portfolio(2)                     12/31/98      35.24%      9.66%       9.66%
American Century VP Income & Growth                          12/31/98      27.49%     -1.27%      -1.27%
American Century VP Value                                    12/31/98      27.10%      6.73%       6.73%
Fidelity Overseas(3)                                         6/30/00       40.98%       N/A      -24.44%
Fidelity Growth(3)                                           6/30/00       30.63%       N/A      -36.74%
Fidelity Contrafund(3)                                       6/30/00       26.35%       N/A       -5.59%
Alger Growth Portfolio                                       6/30/00       33.21%       N/A      -12.77%
Alger MidCap Growth Portfolio                                6/30/00       45.66%       N/A       -3.61%
Alger Leveraged AllCap Portfolio                             6/30/00       32.78%       N/A      -15.14%
Janus International Growth Portfolio(4)                      3/31/03        N/A         N/A       44.68%



Statement of Additional Information Chart 2B (1.25% coverage charge and portfolio expenses) Returns for the periods ended 12/31/2003



                                                      Sub-Account
                                                      Inception                             Since
                                                        Date        1 Year      5 Years     Inception

IMSF Intermediate Fixed Income                         11/24/97       3.79%      4.69%       4.63%
IMSF Mid Cap Equity                                    11/24/97      33.91%      6.83%       7.33%
IMSF Money Market                                      11/24/97      -0.57%      1.97%       2.30%
IMSF Global Fixed Income                               11/24/97       3.54%      3.73%       4.26%
IMSF Small Cap Equity                                  11/24/97      42.12%      7.69%       2.49%
IMSF Large Cap Growth                                  11/24/97      25.33%     -5.18%      -0.10%
IMSF Large Cap Value                                   11/24/97      22.05%      2.06%       1.78%
IMSF Growth & Income                                   11/24/97      30.19%      5.01%       6.49%
IMSF Balanced                                          11/24/97      34.88%      6.16%       3.73%
Dreyfus Stock Index Fund                               12/31/98      26.77%     -2.09%      -2.09%
Dreyfus VIF Disciplined Stock Portfolio                12/31/98      22.00%     -3.46%      -3.46%
AIM V.I. High Yield Fund(1)                            12/31/98      23.49%     -1.00%      -1.00%
INVESCO VIF-Core Equity Fund(1)                        12/31/98      21.08%      0.43%       0.43%
Lazard Retirement Small Cap Portfolio(2)               12/31/98      35.52%      9.88%       9.88%
American Century VP Income & Growth                    12/31/98      27.74%     -1.07%      -1.07%
American Century VP Value                              12/31/98      27.36%      6.94%       6.94%
Fidelity Overseas(3)                                   6/30/00       41.26%       N/A      -24.29%
Fidelity Growth(3)                                     6/30/00       30.89%       N/A      -36.62%
Fidelity Contrafund(3)                                 6/30/00       26.61%       N/A       -5.40%
Alger Growth Portfolio                                 6/30/00       33.48%       N/A      -12.60%
Alger MidCap Growth Portfolio                          6/30/00       45.95%       N/A       -3.41%
Alger Leveraged AllCap Portfolio                       6/30/00       33.05%       N/A      -14.97%
Janus International Growth Portfolio(4)                3/31/03        N/A         N/A       44.97%


(1) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") was the investment advisor to the Fund. Effective April 30, 2004, A I M Advisors, Inc. is the investment advisor to the Fund. Also effective April 30, 2004, INVESCO Institutional (N.A.), Inc. is the sub-advisor to the INVESCO VIF - Core Equity Fund. The performance shown above relates to a predecessor fund advised by INVESCO.

(2) Performance information shown above reflects the Rule 12b-1 fee which has been in effect since the Portfolio's inception.

(3) Service Class 2 shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class 2 shares took place on January 12, 2000, at which time a 0.25% fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 0.25% 12b-1 fee, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.

(4) Pursuant to an Agreement and Plan of Reorganization, the Berger IPT - International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series (Institutional Shares). On or about March 24, 2003, the assets of the Berger IPT - International Fund were transferred to the Janus Aspen Series International Growth Portfolio. Performance shown above reflects the performance of the Janus Aspen Series International Growth Portfolio. Janus Capital Management LLC is the Janus Aspen Series International Growth Portfolio's adviser.


SECTION II - HISTORICAL PERFORMANCE OF CERTAIN PORTFOLIOS

Certain Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the historical investment experience of certain Portfolios affects accumulation unit values, we have developed the following performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown. Charts 3A-B reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. Charts 4A-B reflect the deduction of the coverage charge and the operating expenses of the Portfolio. The inception dates shown below are the dates the underlying Portfolios commenced investment operations. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


Statement of Additional Information
Chart 3A (1.45% coverage charge, contract maintenance
   charge, withdrawal charges and portfolio expenses)
Returns for the periods ended 12/31/2003



                                                             Portfolio
                                                             Inception                            10 Years or
                                                              Date         1 Year      5 Years    Since Inception

Dreyfus Stock Index Fund, Inc.                                9/27/89        21.03%      -2.93%      8.98%
Dreyfus VIF Disciplined Stock Portfolio                       4/29/96        16.25%      -4.32%      6.05%
AIM V.I. High Yield Fund(1)                                   5/24/94        17.74%      -1.82%      4.00%
INVESCO VIF-Core Equity Fund(1)                                8/8/94        15.33%      -0.38%      8.86%
Lazard Retirement Small Cap Portfolio(2)                      11/2/97        29.80%       9.16%      6.44%
American Century VP Income & Growth                           10/30/97       22.01%      -1.90%      3.60%
American Century VP Value                                     4/29/96        21.62%       6.21%      9.18%
Fidelity Overseas(3)                                          1/28/87        35.55%      -1.47%      3.43%
Fidelity Growth(3)                                            10/9/86        25.16%      -3.62%      9.79%
Fidelity Contrafund(3)                                         1/3/95        20.87%       1.18%     12.07%
Alger Growth Portfolio                                         1/9/89        27.76%      -3.93%      8.57%
Alger MidCap Growth Portfolio                                  5/3/93        40.26%       4.90%     10.62%
Alger Leveraged AllCap Portfolio                              1/25/95        27.32%      -2.03%     13.98%
Janus International Growth Portfolio(4)                        5/2/94        27.52%       1.31%      8.89%



Statement of Additional Information
Chart 3B (1.25% coverage charge, contract maintenance
   charge, withdrawal charges and portfolio expenses)
Returns for the periods ended 12/31/2003


                                                             Portfolio
                                                             Inception                              10 Years or
                                                                Date         1 Year      5 Years    Since Inception

Dreyfus Stock Index Fund, Inc.                               9/27/89        21.28%      -2.73%      9.20%
Dreyfus VIF Disciplined Stock Portfolio                      4/29/96        16.49%      -4.12%      6.26%
AIM V.I. High Yield Fund(1)                                  5/24/94        17.99%      -1.61%      4.21%
INVESCO VIF-Core Equity Fund(1)                               8/8/94        15.57%      -0.17%      9.08%
Lazard Retirement Small Cap Portfolio(2)                     11/2/97        30.07%       9.38%      6.66%
American Century VP Income & Growth                          10/30/97       22.26%      -1.69%      3.81%
American Century VP Value                                    4/29/96        21.88%       6.42%      9.40%
Fidelity Overseas(3)                                         1/28/87        35.84%      -1.26%      3.64%
Fidelity Growth(3)                                           10/9/86        25.43%      -3.42%     10.01%
Fidelity Contrafund(3)                                        1/3/95        21.12%       1.39%     12.30%
Alger Growth Portfolio                                        1/9/89        28.02%      -3.73%      8.79%
Alger MidCap Growth Portfolio                                 5/3/93        40.55%       5.12%     10.84%
Alger Leveraged AllCap Portfolio                             1/25/95        27.59%      -1.82%     14.21%
Janus International Growth Portfolio(4)                       5/2/94        27.79%       1.52%      9.11%


Statement of Additional Information Chart 4A (1.45% coverage charge and portfolio expenses) Returns for the periods ended 12/31/2003



                                                              Portfolio
                                                              Inception                             10 Years or
                                                                Date         1 Year      5 Years   Since Inception


Dreyfus Stock Index Fund, Inc.                                9/27/89        26.51%      -2.29%      9.10%
Dreyfus VIF Disciplined Stock Portfolio                       4/29/96        21.75%      -3.66%      6.16%
AIM V.I. High Yield Fund(1)                                   5/24/94        23.24%      -1.19%      4.11%
INVESCO VIF-Core Equity Fund(1)                                8/8/94        20.84%       0.23%      8.98%
Lazard Retirement Small Cap Portfolio(2)                      11/2/97        35.24%       9.66%      6.66%
American Century VP Income & Growth                           10/30/97       27.49%      -1.27%      3.83%
American Century VP Value                                     4/29/96        27.10%       6.73%      9.29%
Fidelity Overseas(3)                                          1/28/87        40.98%      -0.85%      3.54%
Fidelity Growth(3)                                            10/9/86        30.63%      -2.97%      9.90%
Fidelity Contrafund(3)                                         1/3/95        26.35%       1.76%      12.18%
Alger Growth Portfolio                                         1/9/89        33.21%      -3.27%      8.68%
Alger MidCap Growth Portfolio                                  5/3/93        45.66%       5.44%      10.73%
Alger Leveraged AllCap Portfolio                              1/25/95        32.78%      -1.40%      14.09%
Janus International Growth Portfolio(4)                       05/02/94       32.98%       1.89%      9.00%



Statement of Additional Information Chart 4B (1.25% coverage charge and portfolio expenses) Returns for the periods ended 12/31/2003

                                                            Portfolio
                                                            Inception                             10 Years or
                                                               Date         1 Year      5 Years    Since Inception

Dreyfus Stock Index Fund, Inc.                                9/27/89        26.77%      -2.09%      9.31%
Dreyfus VIF Disciplined Stock Portfolio                       4/29/96        22.00%      -3.46%      6.37%
AIM V.I. High Yield Fund(1)                                   5/24/94        23.49%      -1.00%      4.32%
INVESCO VIF-Core Equity Fund(1)                                8/8/94        21.08%      0.43%       9.20%
Lazard Retirement Small Cap Portfolio(2)                      11/2/97        35.52%      9.88%       6.88%
American Century VP Income & Growth                           10/30/97       27.74%      -1.07%      4.04%
American Century VP Value                                     4/29/96        27.36%      6.94%       9.51%
Fidelity Overseas(3)                                          1/28/87        41.26%      -0.65%      3.75%
Fidelity Growth(3)                                            10/9/86        30.89%      -2.77%     10.12%
Fidelity Contrafund(3)                                         1/3/95        26.61%      1.97%      12.41%
Alger Growth Portfolio                                         1/9/89        33.48%      -3.08%      8.90%
Alger MidCap Growth Portfolio                                  5/3/93        45.95%      5.65%      10.95%
Alger Leveraged AllCap Portfolio                              1/25/95        33.05%      -1.20%     14.32%
Janus International Growth Portfolio(4)                        5/2/94        33.24%      2.10%       9.22%



(1) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") was the investment advisor to the Fund. Effective April 30, 2004, A I M Advisors, Inc. is the investment advisor to the Fund. Also effective April 30, 2004, INVESCO Institutional (N.A.), Inc. is the sub-advisor to the INVESCO VIF - Core Equity Fund. The performance shown above relates to a predecessor fund advised by INVESCO.

(2) Performance information shown above reflects the Rule 12b-1 fee which has been in effect since the Portfolio's inception.

(3) Service Class 2 shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class 2 shares took place on January 12, 2000, at which time a 0.25% fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 0.25% 12b-1 fee, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.

(4) Pursuant to an Agreement and Plan of Reorganization, the Berger IPT - International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series (Institutional Shares). On or about March 24, 2003, the assets of the Berger IPT - International Fund were transferred to the Janus Aspen Series International Growth Portfolio. Performance shown above reflects the performance of the Janus Aspen Series International Growth Portfolio. Janus Capital Management LLC is the Janus Aspen Series International Growth Portfolio's adviser.


Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract owner and BMA regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Due to the continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If a Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Section 401, Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

a) series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or

b)   distributions which are required minimum distributions; or

c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions);or

d)   hardship withdrawals.


Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Qualified Contract.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAS

Section 408(A) of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days); (f) distributions made on account of an IRS levy upon the Qualified Contract; (g) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new regulations regarding required minimum distributions from qualified plans. These new rules generally became effective January 1, 2002. One of these new regulations, which is not currently in effect, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as a stepped-up death benefit or an additional death benefit available in your Contract.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined and when the regulation will become effective. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


                               ANNUITY PROVISIONS

Fixed Annuity

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

Annuity Unit Value

On the Annuity Date a fixed number of Annuity Units will be purchased as follows:

For each Subaccount the fixed number of Annuity Units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1000 of value for the Annuity Option selected, and then divided by the Annuity Unit value for that Subaccount on the Annuity Date. After that, the number of Annuity Units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity Units then allocated to such Subaccount by the Annuity Unit value for that Subaccount. On each subsequent business day, the value of an Annuity Unit is determined in the following way:

First: The net Investment Factor is determined as described in the Prospectus under "Accumulation Units".

Second: The value of an Annuity Unit for a business day is equal to:

a.   the value of the Annuity Unit for the immediately  preceding  business day;

b.   multiplied by the Net Investment Factor for current business day;

c. divided by the Assumed Net Investment Factor (see below) for the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

BMA may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.


                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The statements of net assets of the sub accounts comprising the BMA Variable Annuity Account A as of December 31, 2003, and the related statements of operations and changes in net assets for the years ended December 31, 2003 and December 31, 2002 and the independent auditor's reports with respect thereto, follow.

The audited consolidated financial statements of the Company as of December 31, 2003 and 2002 and for each of the years in the three year period ended December 31, 2003, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                        BMA Variable Annuity Account A

                             Financial Statements
                      as of December 31, 2003 and for the
                    Years Ended December 31, 2003 and 2002
                       and Independent Auditors' Report

                        BMA VARIABLE ANNUITY ACCOUNT A

                               TABLE OF CONTENTS

                                                                 Page
                                                                 -----
          Independent Auditors' Reports.........................   1-2

          Audited Financial Statements:

             Statements of Net Assets...........................   3-4

             Statements of Operations and Changes in Net Assets.  5-12

             Notes to Financial Statements...................... 13-22

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Business Men's Assurance Company of America ("BMA")
   and
the Contract Owners of BMA Variable Annuity Account A:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the BMA Variable Annuity Account A (the "Account") as of December 31, 2003, the related statements of operations and the statements of changes in net assets for the year then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the BMA Variable Annuity Account A as of December 31, 2003, the results of operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Greenville, South Carolina
April 29, 2004

                       Report of Independent Accountants

BMA Variable Annuity Account A
and The Board of Directors of
Business Men's Assurance Company of America

   In our opinion, the accompanying statements of operations and changes in net assets present fairly, in all material respects, the results of operations and changes in net assets of each of the subaccounts constituting the BMA Variable Annuity Account A (the Account) for the year ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                          /s/ PricewaterhouseCoopers LLP

Kansas City, Missouri
February 28, 2003

                        BMA VARIABLE ANNUITY ACCOUNT A

                           STATEMENTS OF NET ASSETS

                               December 31, 2003

                                                               Number
                                                              of Shares Share             Balance Sheet
                                                                Owned   Value     Cost       Amount
                                                              --------- ------ ---------- -------------
Assets:
Investors Mark Series Fund, Inc.:
   Balanced..................................................  111,352  $ 9.99 $1,035,417  $ 1,112,408
   Growth and Income.........................................  174,148   13.27  2,131,060    2,310,938
   Large Cap Value...........................................   66,925   10.46    650,311      700,032
   Small Cap Equity..........................................   59,391    9.21    600,940      546,987
   Large Cap Growth..........................................   51,314   10.22    735,528      524,426
   Intermediate Fixed Income.................................  237,174   10.33  2,439,246    2,450,008
   Mid Cap Equity............................................   57,889   13.13    656,282      760,081
   Money Market..............................................  572,359    1.00    572,359      572,359
   Global Fixed Income.......................................   33,463    9.97    314,631      333,629
Dreyfus Stock Index Fund.....................................   31,406   28.42    965,800      892,570
Dreyfus Variable Investment Fund--Disciplined Stock
  Portfolio..................................................   10,466   19.66    220,959      205,760
INVESCO Variable Investment Funds:
   VIF--High Yield Fund......................................   25,132    7.93    187,516      199,298
   VIF--Core Equity Fund.....................................   21,611   17.91    418,620      387,045
Lazard Retirement Series, Inc.--Retirement Small Cap
  Portfolio..................................................   67,511   14.71    893,077      993,080
American Century Variable Portfolios, Inc.:
   VP Income and Growth Fund.................................   56,851    6.57    375,771      373,511
   VP Value Fund.............................................  153,322    7.79  1,066,121    1,194,377
The Alger American Fund:
   American Growth Portfolio.................................   16,785   33.29    623,012      558,784
   American MidCap Growth Portfolio..........................   88,426   18.40  1,761,475    1,627,029
   American Leveraged AllCap Portfolio.......................   23,414   28.09    859,495      657,688
Variable Insurance Products Fund (VIP):
   Fidelity VIP Overseas Portfolio...........................   34,768   15.50    549,475      538,906
   Fidelity VIP Growth Portfolio.............................   17,188   30.72    562,742      528,005
Variable Insurance Products II Fund (VIP II)--Fidelity VIP II
  Contrafund Portfolio.......................................   10,598   22.93    219,938      243,016
Janus Aspen Series--International Growth Portfolio...........   31,815   23.06    518,188      733,650
                                                                                           -----------
Net Assets...................................................                              $18,443,587
                                                                                           ===========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                               December 31, 2003

                                                                    Number of
                                                                      Units    Balance Sheet
                                                                   Outstanding    Amount
                                                                   ----------- -------------
Assets
Net assets are represented by accumulation units (Notes 3 and 4):
   Investors Mark Series Fund, Inc.:
       Balanced...................................................    88,452    $ 1,112,408
       Growth and Income..........................................   164,767      2,310,938
       Large Cap Value............................................    63,197        700,032
       Small Cap Equity...........................................    47,369        546,987
       Large Cap Growth...........................................    54,171        524,426
       Intermediate Fixed Income..................................   187,311      2,450,008
       Mid Cap Equity.............................................    51,469        760,081
       Money Market...............................................    50,655        572,359
       Global Fixed Income........................................    26,164        333,629
   Dreyfus Stock Index Fund.......................................   102,157        892,570
   Dreyfus Variable Investment Fund--Disciplined Stock Portfolio..    24,974        205,760
   INVESCO Variable Investment Funds--
       VIF--High Yield Fund.......................................    21,207        199,298
       VIF--Core Equity Fund......................................    37,953        387,045
   Lazard Retirement Series, Inc.--Retirement Small Cap Portfolio.    62,296        993,080
   American Century Variable Portfolios, Inc.:
       VP Income and Growth Fund..................................    40,377        373,511
       VP Value Fund..............................................    85,405      1,194,377
   The Alger American Fund:
       American Growth Portfolio..................................    87,390        558,784
       American MidCap Growth Portfolio...........................   180,427      1,627,029
       American Leveraged AllCap Portfolio........................   115,509        657,688
   Variable Insurance Products Fund (VIP):
       Fidelity VIP Overseas Portfolio............................    74,100        538,906
       Fidelity VIP Growth Portfolio..............................    84,964        528,005
   Variable Insurance Products II Fund (VIP II):
       Fidelity VIP II Contrafund Portfolio.......................    26,385        243,016
   Janus Aspen Series--International Growth Portfolio.............    50,761        733,650
                                                                                -----------
Net assets........................................................              $18,443,587
                                                                                ===========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

              STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                         Year Ended December 31, 2003

                                                                        Investors Mark Series Fund
                                                    -----------------------------------------------------------------
                                                                Growth and    Large   Small Cap Large Cap Intermediate
                                                     Balanced     Income    Cap Value  Equity    Growth   Fixed Income
                                                    ----------  ----------  --------- --------- --------- ------------
Net investment income:
   Ordinary dividend income........................ $   21,427  $   16,494  $  7,710  $     --  $    452   $   98,875
   Coverage charges retained by BMA................    (12,312)    (11,526)   (7,507)   (6,033)   (5,122)     (33,588)
                                                    ----------  ----------  --------  --------  --------   ----------
Net investment income..............................      9,115       4,968       203    (6,033)   (4,670)      65,287
Net realized and unrealized gain (loss) on
 investments:
   Net realized (loss) gain on investment
    transactions...................................     (8,677)    (21,333)   (4,451)  (31,519)  (28,504)      27,681
   Capital gains distribution......................     55,807          --        --        --        --        6,520
   Increase (decrease) in unrealized appreciation
    on investments.................................    238,040     553,557   130,896   204,425   131,156       (4,248)
                                                    ----------  ----------  --------  --------  --------   ----------
Net realized and unrealized gain on
 investments.......................................    285,170     532,224   126,445   172,906   102,652       29,953
                                                    ----------  ----------  --------  --------  --------   ----------
Increase in net assets resulting from operations...    294,285     537,192   126,648   166,873    97,982       95,240
Capital share transactions:
   Deposits........................................      3,988       6,718     3,338     2,100     2,000       43,596
   Surrenders and death benefits...................    (79,665)    (94,401)  (41,028)  (24,363)  (21,624)    (392,463)
   Contract maintenance charges....................       (385)       (832)     (222)     (250)     (223)        (729)
   Transfers between subaccounts, including
    fixed interest subaccount......................      9,364     119,136    23,891   (11,704)   67,944      123,347
                                                    ----------  ----------  --------  --------  --------   ----------
(Decrease) increase in net assets resulting from
 capital share transactions........................    (66,698)     30,621   (14,021)  (34,217)   48,097     (226,249)
                                                    ----------  ----------  --------  --------  --------   ----------
Increase (decrease) in net assets..................    227,587     567,813   112,627   132,656   146,079     (131,009)
                                                    ----------  ----------  --------  --------  --------   ----------
Net assets at beginning of year....................    884,821   1,743,125   587,405   414,331   378,347    2,581,017
                                                    ----------  ----------  --------  --------  --------   ----------
      Net assets at end of year.................... $1,112,408  $2,310,938  $700,032  $546,987  $524,426   $2,450,008
                                                    ==========  ==========  ========  ========  ========   ==========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2003

                                                                                                           Dreyfus Variable
                                                      Investors Mark Series Fund                           Investment Fund
                                                    -----------------------------     Berger      Dreyfus  ----------------
                                                                          Global        IPT        Stock     Disciplined
                                                     Mid Cap    Money     Fixed    International   Index        Stock
                                                     Equity     Market    Income       Fund        Fund       Portfolio
                                                    --------  ---------  --------  ------------- --------  ----------------
Net investment income:
   Ordinary dividend income........................ $    982  $   5,756  $     --    $   8,131   $ 11,810      $  1,566
   Coverage charges retained by BMA................   (7,839)   (10,986)   (3,826)      (1,595)   (10,142)       (2,203)
                                                    --------  ---------  --------    ---------   --------      --------
Net investment income..............................   (6,857)    (5,230)   (3,826)       6,536      1,668          (637)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...................................    3,038         --       590     (413,064)   (37,074)       (5,443)
   Capital gains distribution......................   31,429         --        --           --         --            --
   Increase in unrealized appreciation on
    investments....................................  163,164         --    13,437      317,074    226,076        42,166
                                                    --------  ---------  --------    ---------   --------      --------
Net realized and unrealized gain (loss) on
 investments.......................................  197,631         --    14,027      (95,990)   189,002        36,723
                                                    --------  ---------  --------    ---------   --------      --------
Increase (decrease) in net assets resulting from
 operations........................................  190,774     (5,230)   10,201      (89,454)   190,670        36,086
Capital share transactions:
   Deposits........................................    3,528     96,689     2,488           --      1,700            --
   Surrenders and death benefits...................  (30,209)  (119,187)   (3,483)      (1,533)   (33,579)       (7,223)
   Contract maintenance charges....................     (327)      (291)      (73)        (116)      (378)         (104)
   Transfers between subaccounts, including fixed
    interest subaccount............................   40,407   (298,186)   22,471     (542,799)     3,655         9,192
                                                    --------  ---------  --------    ---------   --------      --------
Increase (decrease) in net assets resulting from
 capital share transactions........................   13,399   (320,975)   21,403     (544,448)   (28,602)        1,865
                                                    --------  ---------  --------    ---------   --------      --------
Increase (decrease) in net assets..................  204,173   (326,205)   31,604     (633,902)   162,068        37,951
                                                    --------  ---------  --------    ---------   --------      --------
Net assets at beginning of year....................  555,908    898,564   302,025      633,902    730,502       167,809
                                                    --------  ---------  --------    ---------   --------      --------
      Net assets at end of year.................... $760,081  $ 572,359  $333,629    $      --   $892,570      $205,760
                                                    ========  =========  ========    =========   ========      ========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2003

                                             INVESCO Variable   Lazard Retirement   American Century          The Alger
                                             Investment Funds     Series, Inc.    Variable Portfolios, Inc. American Fund
                                            ------------------  ----------------- ------------------------  -------------
                                            VIF-High  VIF-Core     Retirement     VP Income
                                             Yield     Equity       Small Cap     & Growth     VP Value        Growth
                                              Fund      Fund        Portfolio       Fund         Fund         Portfolio
                                            --------  --------  ----------------- ---------    ----------   -------------
Net investment income:
   Ordinary dividend income................ $ 11,456  $  4,094      $     --      $  4,107    $   10,447      $     --
   Coverage charges retained by
    BMA....................................   (2,386)   (4,367)      (10,518)       (4,010)      (12,871)       (5,963)
                                            --------  --------      --------      --------     ----------     --------
Net investment income......................    9,070      (273)      (10,518)           97        (2,424)       (5,963)
Net realized and unrealized gain (loss) on
 investments:
   Net realized (loss) gain on
    investment transactions................  (11,194)   (5,736)        2,208        (4,867)       (4,741)      (31,195)
   Capital gains distribution..............       --        --            --            --            --            --
   Increase in unrealized appreciation
    on investments.........................   45,696    71,878       272,997        85,586       257,472       177,211
                                            --------  --------      --------      --------     ----------     --------
Net realized and unrealized gain on
 investments...............................   34,502    66,142       275,205        80,719       252,731       146,016
                                            --------  --------      --------      --------     ----------     --------
Increase in net assets resulting from
 operations................................   43,572    65,869       264,687        80,816       250,307       140,053
Capital share transactions:
   Deposits................................       --       305           597            --           305         2,796
   Surrenders and death benefits...........   (7,676)   (8,373)      (74,186)       (9,795)      (45,916)      (11,247)
   Contract maintenance charges............     (115)     (144)         (291)         (234)         (412)         (170)
   Transfers between subaccounts,
    including fixed interest
    subaccount.............................  (14,160)   14,943        35,073        11,931        78,950         4,534
                                            --------  --------      --------      --------     ----------     --------
(Decrease) increase in net assets resulting
 from capital share transactions...........  (21,951)    6,731       (38,807)        1,902        32,927        (4,087)
                                            --------  --------      --------      --------     ----------     --------
Increase in net assets.....................   21,621    72,600       225,880        82,718       283,234       135,966
                                            --------  --------      --------      --------     ----------     --------
Net assets at beginning of year............  177,677   314,445       767,200       290,793       911,143       422,818
                                            --------  --------      --------      --------     ----------     --------
      Net assets at end of year............ $199,298  $387,045      $993,080      $373,511    $1,194,377      $558,784
                                            ========  ========      ========      ========     ==========     ========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year Ended December 31, 2003

                                                                                                    Variable
                                                                                                   Insurance
                                                          The Alger American   Variable Insurance   Products   Janus Aspen
                                                                 Fund             Products Fund     Fund II      Series
                                                         --------------------  ------------------  ---------- -------------
                                                                               Fidelity  Fidelity   Fidelity
                                                           MidCap    Leveraged    VIP       VIP      VIP II   International
                                                           Growth     AllCap   Overseas   Growth   Contrafund    Growth
                                                          Portfolio  Portfolio Portfolio Portfolio Portfolio    Portfolio
                                                         ----------  --------- --------- --------- ---------- -------------
Net investment income:
   Ordinary dividend income............................. $       --  $     --  $  2,095  $    494   $    644    $  7,595
   Coverage charges retained by BMA.....................    (15,253)   (7,369)   (5,491)   (5,438)    (2,680)     (6,186)
                                                         ----------  --------  --------  --------   --------    --------
Net investment income...................................    (15,253)   (7,369)   (3,396)   (4,944)    (2,036)      1,409
Net realized and unrealized gain (loss) on investments:
   Net realized (loss) gain on investment
    transactions........................................    (74,069)  (21,698)  (14,510)  (10,308)    (2,583)     12,354
   Capital gains distribution...........................         --        --        --        --         --          --
   Increase in unrealized appreciation on
    investments.........................................    583,626   192,667   179,296   138,069     55,184     215,462
                                                         ----------  --------  --------  --------   --------    --------
Net realized and unrealized gain on investments.........    509,557   170,969   164,786   127,761     52,601     227,816
                                                         ----------  --------  --------  --------   --------    --------
Increase in net assets resulting from operations........    494,304   163,600   161,390   122,817     50,565     229,225
Capital share transactions:
   Deposits.............................................      4,087       100       500        --      1,093       1,885
   Surrenders and death benefits........................    (36,722)   (9,716)      (95)   (5,717)    (9,565)    (25,174)
   Contract maintenance charges.........................       (273)     (166)     (161)     (138)      (134)       (213)
   Transfers between subaccounts, including fixed
    interest subaccount.................................     86,312       365    (3,416)   24,998     10,422     527,927
                                                         ----------  --------  --------  --------   --------    --------
Increase (decrease) in net assets resulting from capital
 share transactions.....................................     53,404    (9,417)   (3,172)   19,143      1,816     504,425
                                                         ----------  --------  --------  --------   --------    --------
Increase in net assets..................................    547,708   154,183   158,218   141,960     52,381     733,650
                                                         ----------  --------  --------  --------   --------    --------
Net assets at beginning of year.........................  1,079,321   503,505   380,688   386,045    190,635          --
                                                         ----------  --------  --------  --------   --------    --------
      Net assets at end of year......................... $1,627,029  $657,688  $538,906  $528,005   $243,016    $733,650
                                                         ==========  ========  ========  ========   ========    ========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2002

                                                                             Investors Mark Series Fund
                                                         ------------------------------------------------------------------
                                                                      Growth                Small      Large    Intermediate
                                                                       and        Large      Cap        Cap        Fixed
                                                          Balanced    Income    Cap Value   Equity     Growth      Income
                                                         ---------  ----------  --------- ---------  ---------  ------------
Net investment income:
   Ordinary dividend income............................. $  23,764  $   12,673  $  6,251  $      --  $      --   $  113,579
   Coverage charges retained by BMA.....................   (12,871)    (22,468)   (8,612)    (7,882)    (5,678)     (32,690)
                                                         ---------  ----------  --------  ---------  ---------   ----------
Net investment income...................................    10,893      (9,795)   (2,361)    (7,882)    (5,678)      80,889
Net realized and unrealized (loss) gain on investments:
   Net realized (loss) gain on investment
    transactions........................................   (36,225)    (32,173)   (2,746)   (63,479)   (65,961)      13,078
   Capital gains distribution...........................        --          --        --         --         --           --
   (Decrease) increase in unrealized appreciation on
    investments.........................................  (148,585)   (376,138)  (83,879)   (94,781)   (90,219)      64,496
                                                         ---------  ----------  --------  ---------  ---------   ----------
Net realized and unrealized (loss) gain on
 investments............................................  (184,810)   (408,311)  (86,625)  (158,260)  (156,180)      77,574
                                                         ---------  ----------  --------  ---------  ---------   ----------
(Decrease) increase in net assets resulting from
 operations.............................................  (173,917)   (418,106)  (88,986)  (166,142)  (161,858)     158,463
Capital share transactions:
   Deposits.............................................    29,335     190,679        99      3,980        567      209,338
   Surrenders and death benefits........................  (108,064)    (61,823)  (37,305)   (49,825)   (17,150)    (148,292)
   Contract maintenance charges.........................      (402)       (878)     (281)      (248)      (251)        (754)
   Transfers between subaccounts, including fixed
    interest subaccount.................................   371,479     328,243    31,156    (49,705)    (1,449)     172,272
                                                         ---------  ----------  --------  ---------  ---------   ----------
Increase (decrease) in net assets resulting from capital
 share transactions.....................................   292,348     456,221    (6,331)   (95,798)   (18,283)     232,564
                                                         ---------  ----------  --------  ---------  ---------   ----------
Increase (decrease) in net assets.......................   118,431      38,115   (95,317)  (261,940)  (180,141)     391,027
                                                         ---------  ----------  --------  ---------  ---------   ----------
Net assets at beginning of year.........................   766,390   1,705,010   682,722    676,271    558,488    2,189,990
                                                         ---------  ----------  --------  ---------  ---------   ----------
      Net assets at end of year......................... $ 884,821  $1,743,125  $587,405  $ 414,331  $ 378,347   $2,581,017
                                                         =========  ==========  ========  =========  =========   ==========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2002

                                                                                                            Dreyfus Variable
                                                    Investors Mark Series Fund                              Investment Fund
                                                 --------------------------------                           ----------------
                                                                                      Berger      Dreyfus       Dreyfus
                                                    Mid                   Global        IPT        Stock      Disciplined
                                                    Cap        Money      Fixed    International   Index         Stock
                                                   Equity      Market     Income       Fund        Fund        Portfolio
                                                 ---------  -----------  --------  ------------- ---------  ----------------
Net investment income:
   Ordinary dividend income..................... $   1,371  $    12,724  $  6,291    $  24,470   $  11,291      $  1,332
   Coverage charges retained by BMA.............    (7,818)     (12,171)   (3,933)      (7,860)     (6,426)       (2,729)
                                                 ---------  -----------  --------    ---------   ---------      --------
Net investment income...........................    (6,447)         553     2,358       16,610       4,865        (1,397)
Net realized and unrealized (loss) gain on
 investments:
   Net realized loss on investment
    transactions................................    (3,469)          --      (289)     (56,209)    (78,209)      (14,277)
   Capital gains distribution...................        --           --        --           --          --            --
   (Decrease) increase in unrealized
    appreciation on investments.................   (91,467)          --    14,885     (143,330)   (150,246)      (37,527)
                                                 ---------  -----------  --------    ---------   ---------      --------
Net realized and unrealized (loss) gain on
 investments....................................   (94,936)          --    14,596     (199,539)   (228,455)      (51,804)
                                                 ---------  -----------  --------    ---------   ---------      --------
(Decrease) increase in net assets resulting from
 operations.....................................  (101,383)         553    16,954     (182,929)   (223,590)      (53,201)
Capital share transactions:
   Deposits.....................................    53,215    3,135,218    20,000      121,140      90,177        88,369
   Surrenders and death benefits................   (13,333)    (200,090)  (18,237)     (42,946)    (36,990)       (3,306)
   Contract maintenance charges.................      (314)        (197)      (69)        (279)       (404)          (87)
   Transfers between subaccounts, including
    fixed interest subaccount...................   (45,266)  (2,748,867)  (28,632)     (19,368)     56,481       (18,311)
                                                 ---------  -----------  --------    ---------   ---------      --------
(Decrease) increase in net assets resulting from
 capital share transactions.....................    (5,698)     186,064   (26,938)      58,547     109,264        66,665
                                                 ---------  -----------  --------    ---------   ---------      --------
(Decrease) increase in net assets...............  (107,081)     186,617    (9,984)    (124,382)   (114,326)       13,464
                                                 ---------  -----------  --------    ---------   ---------      --------
Net assets at beginning of year.................   662,989      711,947   312,009      758,284     844,828       154,345
                                                 ---------  -----------  --------    ---------   ---------      --------
      Net assets at end of year................. $ 555,908  $   898,564  $302,025    $ 633,902   $ 730,502      $167,809
                                                 =========  ===========  ========    =========   =========      ========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2002

                                          INVESCO Variable    Lazard Retirement   American Century          The Alger
                                          Investment Funds      Series, Inc.    Variable Portfolios, Inc. American Fund
                                       ---------------------  ----------------- ------------------------  -------------
                                                                                American
                                                                   Lazard        Century      American        Alger
                                        INVESCO     INVESCO      Retirement     VP Income     Century       American
                                       VIF--High   VIF--Core      Small Cap     & Growth      VP Value       Growth
                                       Yield Fund Equity Fund     Portfolio       Fund          Fund        Portfolio
                                       ---------- ----------- ----------------- ---------     ---------   -------------
Net investment income:
   Ordinary dividend income...........  $ 19,129   $  5,429       $      --     $   3,844    $   5,423      $     184
   Coverage charges retained by
    BMA...............................    (2,195)    (4,310)         (8,413)       (1,737)     (12,278)        (5,071)
                                        --------   --------       ---------      ---------    ---------     ---------
Net investment income.................    16,934      1,119          (8,413)        2,107       (6,855)        (4,887)
Net realized and unrealized (loss)
 gain on investments:
   Net realized (loss) gain on
    investment transactions...........   (31,555)   (17,301)         17,666       (33,597)       1,971        (46,661)
   Capital gains distribution.........        --         --           3,414            --       35,088             --
   Increase (decrease) in unrealized
    appreciation on investments.......     9,927    (68,031)       (210,097)      (50,157)    (193,916)      (148,309)
                                        --------   --------       ---------      ---------    ---------     ---------
Net realized and unrealized loss on
 investments..........................   (21,628)   (85,332)       (189,017)      (83,754)    (156,857)      (194,970)
                                        --------   --------       ---------      ---------    ---------     ---------
Decrease in net assets resulting from
 operations...........................    (4,694)   (84,213)       (197,430)      (81,647)    (163,712)      (199,857)
Capital share transactions:
   Deposits...........................    22,572     49,177         114,218        46,517      123,325         74,075
   Surrenders and death benefits......   (13,020)    (4,590)        (23,038)      (24,330)     (58,967)       (11,547)
   Contract maintenance charges.......       (65)      (134)           (139)         (271)        (298)          (127)
   Transfers between subaccounts,
    including fixed interest
    subaccount........................    44,179    (30,933)        540,059       (53,142)     351,207         36,819
                                        --------   --------       ---------      ---------    ---------     ---------
Increase (decrease) in net assets
 resulting from capital share
 transactions.........................    53,666     13,520         631,100       (31,226)     415,267         99,220
                                        --------   --------       ---------      ---------    ---------     ---------
Increase (decrease) in net assets.....    48,972    (70,693)        433,670      (112,873)     251,555       (100,637)
                                        --------   --------       ---------      ---------    ---------     ---------
Net assets at beginning of year.......   128,705    385,138         333,530       403,666      659,588        523,455
                                        --------   --------       ---------      ---------    ---------     ---------
      Net assets at end of year.......  $177,677   $314,445       $ 767,200     $ 290,793    $ 911,143      $ 422,818
                                        ========   ========       =========      =========    =========     =========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2002

                                                                                                               Variable
                                                                                      Variable Insurance      Insurance
                                                             The Alger American Fund     Products Fund     Products Fund II
                                                             ---------------------   --------------------  ----------------
                                                                Alger       Alger
                                                              American    American   Fidelity   Fidelity       Fidelity
                                                               MidCap     Leveraged     VIP        VIP          VIP II
                                                               Growth      AllCap    Overseas    Growth       Contrafund
                                                              Portfolio   Portfolio  Portfolio  Portfolio     Portfolio
                                                             ----------   ---------  ---------  ---------  ----------------
Net investment income:
   Ordinary dividend income................................. $       --   $      47  $   2,915  $     405      $  1,193
   Coverage charges retained by BMA.........................    (13,873)     (5,328)    (5,235)    (4,717)       (2,868)
                                                             ----------   ---------  ---------  ---------      --------
Net investment income.......................................    (13,873)     (5,281)    (2,320)    (4,312)       (1,675)
Net realized and unrealized loss on investments:
   Net realized loss on investment transactions.............   (109,131)    (34,306)   (43,006)   (87,029)      (17,056)
   Capital gains distribution...............................         --          --         --         --            --
   Decrease in unrealized appreciation on investments.......   (294,915)   (214,562)   (58,847)   (79,183)      (10,330)
                                                             ----------   ---------  ---------  ---------      --------
Net realized and unrealized loss on investments.............   (404,046)   (248,868)  (101,853)  (166,212)      (27,386)
                                                             ----------   ---------  ---------  ---------      --------
Decrease in net assets resulting from operations............   (417,919)   (254,149)  (104,173)  (170,524)      (29,061)
Capital share transactions:
   Deposits.................................................    107,465      56,544     94,753    180,553        96,980
   Surrenders and death benefits............................    (44,160)     (9,469)    (6,766)    (7,086)      (15,819)
   Contract maintenance charges.............................       (189)       (143)      (113)      (112)          (83)
   Transfers between subaccounts, including fixed interest
    subaccount..............................................    404,595      37,358      1,381     57,348       (31,487)
                                                             ----------   ---------  ---------  ---------      --------
Increase in net assets resulting from capital share
 transactions...............................................    467,711      84,290     89,255    230,703        49,591
                                                             ----------   ---------  ---------  ---------      --------
Increase (decrease) in net assets...........................     49,792    (169,859)   (14,918)    60,179        20,530
                                                             ----------   ---------  ---------  ---------      --------
Net assets at beginning of year.............................  1,029,529     673,364    395,606    325,866       170,105
                                                             ----------   ---------  ---------  ---------      --------
      Net assets at end of year............................. $1,079,321   $ 503,505  $ 380,688  $ 386,045      $190,635
                                                             ==========   =========  =========  =========      ========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

                         Years ended December 31, 2003

1. Organization

   BMA Variable Annuity Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Business Men's Assurance Company of America ("BMA"). The assets of the Account are legally segregated from those of BMA. BMA is wholly owned by the Liberty Life Insurance Company whose ultimate parent is the Royal Bank of Canada ("RBC"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The Account includes two investment products: an annuity and an annuity with an additional death benefit option. The basic death benefit is equal to the contract value or the annual reset amount. The additional death benefit option provides for an increase to the basic death benefit and includes an additional charge of 20 basis points on the contract value.

   Investments--The deposits of the Account are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein BMA contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      Investors Mark Series Funds, Inc. ("IMSF"): Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market, and Global Fixed Income.

      Berger Institutional Products Trust ("Berger IPT"): International Fund. Effective on or about March 24, 2003, the Berger IPT-International Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

      Dreyfus Stock Index Fund.

      Dreyfus Variable Investment Fund: Disciplined Stock Portfolio.

      INVESCO Variable Investment Funds: VIF--High Yield Fund and VIF--Core Equity Fund.

      Lazard Retirement Series, Inc.: Retirement Small Cap Portfolio.

      American Century Variable Portfolios, Inc.: VP Income and Growth Fund and VP Value Fund.

      The Alger American Fund: American Growth Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio.

      Variable Insurance Products Fund ("VIP"): Fidelity VIP Overseas Portfolio and Fidelity VIP Growth Portfolio.

      Variable Insurance Products Fund II ("VIP II"): Fidelity VIP II Contrafund Portfolio.

      Janus Aspen Series: International Growth Portfolio.

      Management of the Funds--Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of IMSF are made by Investors Mark Advisors, LLC ("IMA"), which is owned by Jones & Babson, Inc., an affiliate of BMA whose ultimate parent is RBC. Subsequent to December 31, 2003, Jones & Babson, Inc. changed its name to Tamarack Distributors, Inc. IMA has engaged Standish Mellon Asset Management Company, LLC to provide subadvisory services for the

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003

1. Organization--(Continued)

   Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio, the Money Market Portfolio, and the Global Fixed Income Portfolio. Effective July 1, 2003, The Boston Company Asset Management, LLC became subadvisor for the Mid Cap Equity Portfolio. IMA has engaged Columbia Management Advisors (formerly Stein Roe & Farnam, Incorporated) to provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMA has engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMA has engaged Lord Abbett to provide subadvisory services for the Growth and Income Portfolio. IMA has engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

2. Summary of Significant Accounting Policies

      Investment Valuation--Investments in mutual fund shares are carried in the statement of net assets at market value based on the net asset value of the underlying mutual fund, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments. Realized gains and losses represent the difference between the proceeds from sales of shares of mutual funds by the Account and the cost of such shares, which is determined using the first-in, first-out method. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are recorded on the ex-dividend date and reinvested upon receipt.

      Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the operations of BMA, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by BMA in the future, a charge to the account may be assessed.

      Use of Estimates--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      Reclassification--Certain 2002 and 2001 amounts have been reclassified to conform to the current year presentation.

3. Variable Annuity Contract Charges

   The Account pays BMA certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by BMA. The following summarizes those amounts:

      Coverage Charges: Mortality and expense risks assumed by BMA are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily value of each contract. On May 5, 1999, BMA introduced a new product with an additional death benefit option. If this option is selected, BMA is compensated by a fee equivalent to an annual rate of 1.45% of the average daily value of the contract. Coverage charges are recognized as a reduction in accumulation unit values.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003

3. Variable Annuity Contract Charges--(Continued)


      Contract Maintenance Charge: The Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units.

      Other Charges: Transfers in excess of 12 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units.

      Withdrawal Charge: A contingent deferred sales charge is assessed by the Account against certain withdrawals during the first seven years of the contract, declining from 7% in the first year to 1% in the seventh year. This charge is withheld from the proceeds of the withdrawal by BMA with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Account.

4. Purchases and Sales of Investments

   The cost of investments purchased and proceeds from investment securities sold by subaccount were as follows:

                                                   Year ended December 31, 2003
                                                   ----------------------------
                                                    Cost of        Proceeds
                                                   Purchases      from Sales
                                                     ----------   ----------
        IMSF Balanced............................. $  153,111     $  154,888
        IMSF Growth and Income....................    208,526        172,937
        IMSF Large Cap Value......................     49,594         63,412
        IMSF Small Cap Equity.....................     27,734         67,983
        IMSF Large Cap Growth.....................     74,995         31,568
        IMSF Intermediate Fixed Income............    476,783        631,225
        IMSF Mid Cap Equity.......................     90,737         52,766
        IMSF Money Market.........................    238,016        564,221
        IMSF Global Fixed Income..................     49,166         31,588
        Berger IPT International..................     26,049        563,961
        Dreyfus Stock Index Fund..................     57,935         84,868
        Dreyfus Disciplined Stock Portfolio.......     11,036          9,810
        INVESCO VIF--High Yield Fund..............     85,538         98,419
        INVESCO VIF--Core Equity Fund.............     22,558         16,100
        Lazard Retirement Small Cap Portfolio.....     68,420        117,745
        American Century VP Income and Growth Fund     19,130         17,131
        American Century VP Value Fund............    119,861         89,358
        Alger American Growth Portfolio...........     34,349         44,399
        Alger American MidCap Growth Portfolio....    141,294        103,143
        Alger American Leveraged AllCap Portfolio.     11,387         28,173
        Fidelity VIP Overseas Portfolio...........     23,132         29,699
        Fidelity VIP Growth Portfolio.............     34,389         20,190
        Fidelity VIP II Contrafund Portfolio......     16,828         17,048
        Janus Aspen Growth Fund...................    589,767         83,933
                                                     ----------    ----------
        Total..................................... $2,630,335     $3,094,565
                                                     ==========    ==========

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003



5. Summary of Unit Transactions

   Account deposits and terminations, withdrawals and expense charges by units follow:

                                                         Number of Units
                                                         -----------------------
                                                         Year ended December 31,
                                                         -----------------------
                                                            2003        2002
                                                         -------     -------
       IMSF Balanced:
          Variable annuity deposits.....................  7,207       41,281
          Terminations, withdrawals and expense charges. 13,629       16,612
       IMSF Growth and Income:
          Variable annuity deposits..................... 16,954       48,646
          Terminations, withdrawals and expense charges. 13,645       15,017
       IMSF Large Cap Value:
          Variable annuity deposits.....................  4,537        5,897
          Terminations, withdrawals and expense charges.  6,026        6,819
       IMSF Small Cap Equity:
          Variable annuity deposits.....................  3,120        1,705
          Terminations, withdrawals and expense charges.  6,837       12,446
       IMSF Large Cap Growth:
          Variable annuity deposits.....................  8,396        5,961
          Terminations, withdrawals and expense charges.  3,303        7,703
       IMSF Intermediate Fixed Income:
          Variable annuity deposits..................... 30,929       75,039
          Terminations, withdrawals and expense charges. 47,743       55,439
       IMSF Mid Cap Equity:
          Variable annuity deposits.....................  4,769        8,634
          Terminations, withdrawals and expense charges.  3,610        9,654
       IMSF Money Market:
          Variable annuity deposits..................... 19,847      314,391
          Terminations, withdrawals and expense charges. 49,627      298,164
       IMSF Global Fixed Income:
          Variable annuity deposits.....................  4,096        2,274
          Terminations, withdrawals and expense charges.  2,298        4,494
       Berger IPT International Fund:
          Variable annuity deposits.....................  3,104       17,567
          Terminations, withdrawals and expense charges. 82,220       11,895
       Dreyfus Stock Index Fund:
          Variable annuity deposits.....................  6,004       28,708
          Terminations, withdrawals and expense charges.  9,691       17,140
       Dreyfus Disciplined Stock Portfolio:
          Variable annuity deposits.....................  1,295       11,404
          Terminations, withdrawals and expense charges.  1,157        4,139
       INVESCO VIF--High Yield Fund:
          Variable annuity deposits.....................  9,223       14,609
          Terminations, withdrawals and expense charges. 11,159        7,808

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003


                                                         Number of Units
                                                         -----------------------
                                                         Year ended December 31,
                                                         -----------------------
                                                            2003        2002
                                                         -------     -------
       INVESCO VIF--Core Equity Fund:
          Variable annuity deposits.....................  2,322       5,930
          Terminations, withdrawals and expense charges.  1,702       5,162
       Lazard Retirement Small Cap Portfolio:
          Variable annuity deposits.....................  5,603      47,274
          Terminations, withdrawals and expense charges.  8,416       5,276
       American Century VP Income and Growth Fund:
          Variable annuity deposits.....................  2,000       8,328
          Terminations, withdrawals and expense charges.  1,836      12,408
       American Century VP Value Fund:
          Variable annuity deposits.....................  9,178      46,647
          Terminations, withdrawals and expense charges.  6,800      15,465
       Alger American Growth Portfolio:
          Variable annuity deposits.....................  7,281      24,048
          Terminations, withdrawals and expense charges.  8,143       8,063
       Alger American MidCap Growth Portfolio:
          Variable annuity deposits..................... 18,743      69,377
          Terminations, withdrawals and expense charges. 12,987      10,631
       Alger American Leveraged AllCap Portfolio:
          Variable annuity deposits.....................  2,584      22,541
          Terminations, withdrawals and expense charges.  4,725       7,573
       Fidelity VIP Overseas Portfolio:
          Variable annuity deposits.....................  4,151      21,421
          Terminations, withdrawals and expense charges.  3,989       7,835
       Fidelity VIP Growth Portfolio:
          Variable annuity deposits.....................  6,501      48,192
          Terminations, withdrawals and expense charges.  2,849      14,128
       Fidelity VIP II Contrafund Portfolio:
          Variable annuity deposits.....................  2,145      13,979
          Terminations, withdrawals and expense charges.  1,964       8,650
       Janus Aspen International Growth Portfolio:
          Variable annuity deposits..................... 57,296          --
          Terminations, withdrawals and expense charges.  6,535          --

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003


6. Unit Fair Value

   The Company sells two different variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in two different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

                                                                         Investment
Year Ended December 31, 2003                                               Income
1.25% Expense Ratio**                       Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------               ------- ---------- ---------- ---------- ---------------
IMSF Balanced.............................  80,421   $12.58   $1,011,891    2.35%        34.88%
IMSF Growth and Income.................... 156,606    14.18    2,221,063    0.93%        30.19%
IMSF Large Cap Value......................  50,933    11.09      564,714    1.32%        22.05%
IMSF Small Cap Equity.....................  45,851    11.63      533,368    0.00%        42.12%
IMSF Large Cap Growth.....................  52,691     9.79      516,015    0.12%        25.33%
IMSF Intermediate Fixed Income............ 158,900    13.16    2,090,466    3.90%         3.79%
IMSF Mid Cap Equity.......................  48,438    14.84      718,627    0.17%        33.91%
IMSF Money Market.........................  42,006    11.45      480,808    0.63%        (0.57)%
IMSF Global Fixed Income..................  20,267    12.94      262,303    0.00%         3.54%
Dreyfus Stock Index Fund..................  85,364     8.98      766,759    1.58%        26.77%
Dreyfus Disciplined Stock Portfolio.......  22,385     8.37      187,356    0.92%        22.00%
INVESCO VIF--High Yield Fund..............  18,365     9.50      174,427    5.79%        23.49%
INVESCO VIF--Core Equity Fund.............  37,953    10.20      387,045    1.28%          N/A
Lazard Retirement Small Cap Portfolio.....  57,261    16.00      916,001    0.00%        35.52%
American Century VP Income and Growth Fund  34,362     9.46      325,015    1.38%        27.74%
American Century VP Value Fund............  78,882    13.97    1,101,932    1.14%        27.36%
Alger American Growth Portfolio...........  73,391     6.40      469,796    0.00%        33.48%
Alger American MidCap Growth Portfolio.... 171,879     9.02    1,550,457    0.00%        45.95%
Alger American Leveraged AllCap Portfolio. 111,414     5.70      634,531    0.00%        33.05%
Fidelity VIP Overseas Portfolio...........  71,226     7.27      518,145    0.53%        41.26%
Fidelity VIP Growth Portfolio.............  83,685     6.22      520,108    0.12%        30.89%
Fidelity VIP II Contrafund Portfolio......  25,801     9.21      237,674    0.33%        26.61%
Janus Aspen International Growth Portfolio  46,792    14.45      676,370    1.16%        33.41%

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003



6. Unit Fair Value--(Continued)

                                                                        Investment
Year Ended December 31, 2003                                              Income
1.45% Expense Ratio**                      Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------               ------ ---------- ---------- ---------- ---------------
IMSF Balanced.............................  8,031   $12.52    $100,517     2.35%        34.61%
IMSF Growth and Income....................  8,161    11.01      89,875     0.93%        29.93%
IMSF Large Cap Value...................... 12,264    11.03     135,318     1.32%        21.81%
IMSF Small Cap Equity.....................  1,518     8.97      13,619     0.00%        41.84%
IMSF Large Cap Growth.....................  1,480     5.68       8,411     0.12%        25.08%
IMSF Intermediate Fixed Income............ 28,411    12.66     359,542     3.90%         3.59%
IMSF Mid Cap Equity.......................  3,031    13.68      41,455     0.17%        33.64%
IMSF Money Market.........................  8,649    10.59      91,551     0.63%        (0.77)%
IMSF Global Fixed Income..................  5,897    12.10      71,326     0.00%         3.33%
Dreyfus Stock Index Fund.................. 16,793     7.49     125,811     1.58%        26.51%
Dreyfus Disciplined Stock Portfolio.......  2,589     7.11      18,404     0.92%        21.75%
INVESCO VIF--High Yield Fund..............  2,842     8.75      24,871     5.79%        23.24%
INVESCO VIF--Core Equity Fund.............     --       --          --      N/A         20.84%
Lazard Retirement Small Cap Portfolio.....  5,035    15.31      77,079     0.00%        35.24%
American Century VP Income and Growth Fund  6,015     8.06      48,496     1.38%        27.49%
American Century VP Value Fund............  6,523    14.17      92,445     1.14%        27.10%
Alger American Growth Portfolio........... 13,999     6.36      88,988     0.00%        33.21%
Alger American MidCap Growth Portfolio....  8,548     8.96      76,572     0.00%        45.66%
Alger American Leveraged AllCap Portfolio.  4,095     5.65      23,157     0.00%        32.78%
Fidelity VIP Overseas Portfolio...........  2,874     7.22      20,761     0.53%        40.98%
Fidelity VIP Growth Portfolio.............  1,279     6.17       7,897     0.12%        30.63%
Fidelity VIP II Contrafund Portfolio......    584     9.15       5,342     0.33%        26.35%
Janus Aspen International Growth Portfolio  3,969    14.43      57,280     1.16%        33.24%

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003


6. Unit Fair Value--(Continued)

                                                                         Investment
Year Ended December 31, 2002                                               Income
1.25% Expense Ratio**                       Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------               ------- ---------- ---------- ---------- ---------------
IMSF Balanced.............................  89,673   $ 9.33   $  836,465    2.67%       (14.55)%
IMSF Growth and Income.................... 154,821    10.90    1,686,861    0.70%       (19.31)%
IMSF Large Cap Value......................  52,135     9.09      473,686    0.93%       (12.72)%
IMSF Small Cap Equity.....................  49,038     8.18      401,376    0.00%       (25.72)%
IMSF Large Cap Growth.....................  47,511     7.81      371,229    0.00%       (29.37)%
IMSF Intermediate Fixed Income............ 190,416    12.68    2,413,527    4.47%         6.12%
IMSF Mid Cap Equity.......................  48,503    11.08      537,410    0.22%       (14.58)%
IMSF Money Market.........................  47,974    11.51      552,283    1.55%         0.21%
IMSF Global Fixed Income..................  21,144    12.50      264,302    2.03%         5.64%
Berger IPT International Fund.............  69,441     8.38      581,702    3.41%       (22.29)%
Dreyfus Stock Index Fund..................  89,135     7.09      631,558    1.38%       (23.32)%
Dreyfus Disciplined Stock Portfolio.......  22,311     6.86      153,071    0.72%       (23.57)%
INVESCO VIF--High Yield Fund..............  22,583     7.69      173,704   11.09%        (2.53)%
INVESCO VIF--Core Equity Fund.............  37,332     8.42      314,445    1.51%       (20.11)%
Lazard Retirement Small Cap Portfolio.....  62,297    11.80      735,376    0.00%       (18.70)%
American Century VP Income and Growth Fund  33,781     7.40      250,118    1.09%       (20.37)%
American Century VP Value Fund............  80,501    10.97      882,974    0.62%       (13.71)%
Alger American Growth Portfolio...........  71,614     4.80      343,428    0.04%       (33.82)%
Alger American MidCap Growth Portfolio.... 168,723     6.18    1,042,753    0.00%       (30.42)%
Alger American Leveraged AllCap Portfolio. 113,606     4.28      486,278    0.01%       (34.73)%
Fidelity VIP Overseas Portfolio...........  70,996     5.15      365,610    0.70%       (21.45)%
Fidelity VIP Growth Portfolio.............  80,094     4.75      380,294    0.10%       (31.17)%
Fidelity VIP II Contrafund Portfolio......  25,619     7.28      186,399    0.57%       (10.72)%

                                                                         Investment
Year Ended December 31, 2002                                               Income
1.45% Expense Ratio**                       Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------               ------- ---------- ---------- ---------- ---------------
IMSF Balanced.............................   5,201   $ 9.30   $   48,356    2.67%       (14.73)%
IMSF Growth and Income....................   6,637     8.48       56,263    0.70%       (19.47)%
IMSF Large Cap Value......................  12,551     9.06      113,719    0.93%       (12.89)%
IMSF Small Cap Equity.....................   2,048     6.33       12,955    0.00%       (25.87)%
IMSF Large Cap Growth.....................   1,567     4.54        7,118    0.00%       (29.51)%
IMSF Intermediate Fixed Income............  13,710    12.22      167,489    4.47%         5.90%
IMSF Mid Cap Equity.......................   1,807    10.24       18,498    0.22%       (14.76)%
IMSF Money Market.........................  32,461    10.67      346,282    1.55%         0.01%
IMSF Global Fixed Income..................   3,222    11.71       37,723    2.03%         5.43%
Berger IPT International Fund.............   9,674     5.40       52,200    3.41%       (22.44)%
Dreyfus Stock Index Fund..................  16,709     5.92       98,943    1.38%       (23.48)%
Dreyfus Disciplined Stock Portfolio.......   2,524     5.84       14,738    0.72%       (23.72)%
INVESCO VIF--High Yield Fund..............     560     7.09        3,973   11.09%        (2.72)%
INVESCO VIF--Core Equity Fund.............      --       --           --    1.51%       (20.27)%
Lazard Retirement Small Cap Portfolio.....   2,812    11.32       31,824    0.00%       (18.87)%
American Century VP Income and Growth Fund   6,432     6.32       40,676    1.09%       (20.53)%
American Century VP Value Fund............   2,526    11.15       28,169    0.62%       (13.88)%
Alger American Growth Portfolio...........  16,638     4.77       79,390    0.04%       (33.95)%
Alger American MidCap Growth Portfolio....   5,947     6.15       36,568    0.00%       (30.55)%
Alger American Leveraged AllCap Portfolio.   4,045     4.26       17,227    0.01%       (34.86)%
Fidelity VIP Overseas Portfolio...........   2,942     5.13       15,078    0.70%       (21.61)%
Fidelity VIP Growth Portfolio.............   1,217     4.73        5,751    0.10%       (31.30)%
Fidelity VIP II Contrafund Portfolio......     585     7.24        4,236    0.57%       (10.90)%

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003


6. Unit Fair Value--(Continued)

                                                                        Investment
Year ended December 31, 2001                                              Income
1.25% Expense Ratio**                      Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------              ------- ---------- ---------- ---------- ---------------
IMSF Balanced............................  65,184   $10.92   $  711,646    3.52%         2.25%
IMSF Growth and Income................... 120,916    13.50    1,632,269    0.62%         7.74%
IMSF Large Cap Value.....................  53,464    10.41      556,427    1.32%         2.81%
IMSF Small Cap Equity....................  59,776    11.02      658,767    0.00%        10.84%
IMSF Large Cap Growth....................  50,011    11.06      553,277    0.00%        25.50%
IMSF Intermediate Fixed Income........... 150,064    11.94    1,792,439    7.71%         5.88%
IMSF Mid Cap Equity......................  48,414    12.97      627,978    0.26%        (3.91)%
IMSF Money Market........................  32,435    11.50      372,840    3.21%         2.48%
IMSF Global Fixed Income.................  23,053    11.83      272,800    4.70%         3.12%
Berger IPT International.................  64,713    10.78      697,548    1.08%        21.26%
Dreyfus Stock Index Fund.................  76,710     9.24      708,892    1.15%        13.27%
Dreyfus Disciplined Stock Portfolio......  15,005     8.98      134,703    0.49%        14.35%
INVESCO VIF High Yield Portfolio.........  15,924     7.89      125,652    0.00%        15.99%
INVESCO VIF Core Equity Portfolio........  36,255    10.54      382,273    0.00%        10.10%
Lazard Retirement Small Cap Portfolio....  19,568    14.52      284,118    0.10%        17.15%
American Century VP Income and Growth....  38,180     9.30      355,021    0.83%        (9.49)%
American Century VP Value................  49,334    12.71      627,075    0.78%        11.42%
Alger American Growth Portfolio..........  60,561     7.25      438,873    0.20%        12.91%
Alger American MidCap Growth Portfolio... 111,490     8.88      990,265    0.00%         7.68%
Alger American Leveraged AllCap Portfolio  99,924     6.56      655,332    0.00%        16.97%
Fidelity VIP Overseas Portfolio..........  58,147     6.56      381,188    4.08%        22.17%
Fidelity VIP Growth Portfolio............  45,927     6.90      316,786    0.06%        18.88%
Fidelity VIP II Contrafund Portfolio.....  19,807     8.15      161,433    0.61%        13.54%

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Years ended December 31, 2003


6. Unit Fair Value--(Continued)

                                                                       Investment
Year ended December 31, 2001                                             Income
1.45% Expense Ratio**                     Units  Unit Value Net Assets   Ratio*   Total Return***
----------------------------              ------ ---------- ---------- ---------- ---------------
IMSF Balanced............................  5,020   $10.90    $ 54,738     3.52%         2.05%
IMSF Growth and Income...................  6,915    10.52      72,773     0.62%        (7.92)%
IMSF Large Cap Value..................... 12,145    10.40     126,298     1.32%        (3.01)%
IMSF Small Cap Equity....................  2,052     8.53      17,510     0.00%       (11.02)%
IMSF Large Cap Growth....................    809     6.45       5,215     0.00%        25.65%
IMSF Intermediate Fixed Income........... 34,462    11.54     397,550     7.71%         5.67%
IMSF Mid Cap Equity......................  2,916    12.01      35,011     0.26%        (4.10)%
IMSF Money Market........................ 31,773    10.67     339,110     3.21%         2.28%
IMSF Global Fixed Income.................  3,533    11.10      39,228     4.70%         2.92%
Berger IPT International.................  8,730     6.96      60,733     1.08%       (21.42)%
Dreyfus Stock Index Fund................. 17,566     7.74     135,940     1.15%       (13.44)%
Dreyfus Disciplined Stock Portfolio......  2,567     7.65      19,649     0.49%       (14.52)%
INVESCO VIF High Yield Portfolio.........    418     7.30       3,051     0.00%       (16.15)%
INVESCO VIF Core Equity Portfolio........    309     9.27       2,865     0.00%       (10.28)%
Lazard Retirement Small Cap Portfolio....  3,542    13.95      49,408     0.10%        16.91%
American Century VP Income and Growth....  6,113     7.96      48,643     0.83%        (9.67)%
American Century VP Value................  2,511    12.95      32,511     0.78%        11.20%
Alger American Growth Portfolio.......... 11,706     7.23      84,578     0.20%       (13.08)%
Alger American MidCap Growth Portfolio...  4,434     8.86      39,266     0.00%        (7.87)%
Alger American Leveraged AllCap Portfolio  2,757     6.54      18,027     0.00%       (17.14)%
Fidelity VIP Overseas Portfolio..........  2,206     6.54      14,419     4.08%       (22.32)%
Fidelity VIP Growth Portfolio............  1,320     6.88       9,078     0.06%       (19.04)%
Fidelity VIP II Contrafund Portfolio.....  1,068     8.13       8,679     0.61%       (13.71)%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses assessed by the separate account. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These ratios represent the annualized contract expenses of the separate account, which consists of the coverage charge. The ratios include only those expense that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented.

                  Business Men's Assurance Company of America

              Consolidated Financial Statements as of and for the
                 Years Ended December 31, 2003, 2002 and 2001,
                       and Independent Auditors' Report

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                               TABLE OF CONTENTS

                                                                                                   Page
                                                                                                 ---------
Independent Auditors' Reports...................................................................   F-1-F-2
Consolidated Financial Statements as of and for the Years Ended December 31, 2003, 2002 and
  2001:
 Consolidated Balance Sheets as of December 31, 2003 and December 31, 2002 (Predecessor
   Basis).......................................................................................   F-3-F-4
 Consolidated Statements of (Loss) Income for the Period from May 1, 2003 to December 31,
   2003, the Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and the Years
   ended December 31, 2002 and 2001 (Predecessor Basis).........................................       F-5
 Consolidated Statements of Comprehensive (Loss) Income for the Period from May 1, 2003 to
   December 31, 2003, the Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and
   the Years ended December 31, 2002 and 2001 (Predecessor Basis)...............................       F-6
 Consolidated Statements of Stockholder's Equity for the Period from May 1, 2003 to December
   31, 2003, the Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and the Years
   ended December 31, 2002 and 2001 (Predecessor Basis).........................................       F-7
 Consolidated Statements of Cash Flows for the Period from May 1, 2003 to December 31, 2003, the Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and the Years ended
   December 31, 2002 and 2001 (Predecessor Basis)...............................................  F-8-F-10
 Notes to Consolidated Financial Statements for the Period from May 1, 2003 to December 31,
   2003, the Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and the Years
   ended December 31, 2002 and 2001 (Predecessor Basis)......................................... F-11-F-36

                         INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder of
Business Men's Assurance Company of America

   We have audited the accompanying consolidated balance sheet of Business Men's Assurance Company of America as of December 31, 2003 (Successor Company balance sheet) and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for the periods from May 1, 2003 to December 31, 2003 (Successor Company operations) and January 1, 2003 to April 30, 2003 (Predecessor Company operations). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such 2003 financial statements referred to above present fairly, in all material respects, the financial position of Business Men's Assurance Company of America as of December 31, 2003, and the results of their operations and their cash flows for the periods from January 1, 2003 to April 30, 2003 and May 1, 2003 to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As more fully discussed in Note 1 to the consolidated financial statements, the Predecessor Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ Deloitte & Touche LLP

Greenville, South Carolina
April 29, 2004

                        Report of Independent Auditors

The Board of Directors and Shareholder
Business Men's Assurance Company of America

   In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of (loss) income, comprehensive (loss) income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Business Men's Assurance Company of America and its subsidiaries (the Company) at December 31, 2002, and the results of their operations and their cash flows for the years ended December 31, 2002 and 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                          /s/ PricewaterhouseCoopers LLP

Kansas City, Missouri
February 14, 2003

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                          CONSOLIDATED BALANCE SHEETS

                December 31, 2003 and 2002 (Predecessor Basis)
                                (In Thousands)

                                                                                                  Predecessor
                                                                                                     Basis
                                                                                          2003       2002
                                                                                       ---------- -----------
ASSETS:
   Investments (Note 3):
       Securities available-for-sale, at fair value:
          Fixed maturities (amortized cost--$1,302,324 in 2003 and $1,547,885 in 2002).................................................................. $1,295,979 $1,588,341
          Equity securities (cost--$18,524 in 2003 and $32,925 in 2002)...............     22,412     27,774
       Mortgage loans on real estate, net of allowance for credit losses of $0 in
         2003 and $1,070 in 2002......................................................    442,591    626,134
       Policy loans...................................................................     50,860     53,755
       Short-term investments.........................................................     97,448        721
       Other..........................................................................     26,282     18,920
                                                                                       ---------- ----------
              Total investments.......................................................  1,935,572  2,315,645
   Cash...............................................................................      4,053     71,471
   Accrued investment income..........................................................     14,169     18,477
   Premium and other receivables......................................................     16,462     14,150
   Current income taxes receivable (Note 7)...........................................     20,007      7,226
   Deferred income taxes (Note 7).....................................................      7,054         --
   Value of business acquired.........................................................     43,672         --
   Deferred policy acquisition costs..................................................     13,620    166,851
   Property, equipment and software (Note 6)..........................................        552      1,676
   Reinsurance recoverables:
       Paid and unpaid benefits ceded.................................................      6,568     34,031
       Future policyholder benefits ceded.............................................    139,115    195,688
   Prepaid reinsurance costs (Note 10)................................................         --     29,473
   Receivable from affiliates (Note 10)...............................................      1,530      6,514
   Other assets.......................................................................     39,892     10,541
   Assets held in separate accounts...................................................     94,783    195,224
                                                                                       ---------- ----------
TOTAL ASSETS.......................................................................... $2,337,049 $3,066,967
                                                                                       ========== ==========

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                          CONSOLIDATED BALANCE SHEETS

                December 31, 2003 and 2002 (Predecessor Basis)
                       (In Thousands, Except Share Data)

                                                                                                     Predecessor
                                                                                                        Basis
                                                                                            2003        2002
                                                                                         ----------  -----------
LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities:
       Future policy benefits:
          Life and annuity (Notes 4 and 10)............................................. $1,568,725  $1,617,039
          Health........................................................................     43,202     110,465
       Contract account balances (Note 4)...............................................    269,587     361,327
       Policy and contract claims.......................................................     12,757      79,651
       Unearned revenue reserve.........................................................         --       4,177
       Other policyholder funds.........................................................      9,390       9,733
       Deferred income taxes (Note 7)...................................................         --      71,781
       Payable to affiliate (Note 10)...................................................      1,377          --
       Other liabilities (Note 12)......................................................     88,004      43,555
       Liabilities related to separate accounts (Note 4)................................     94,783     195,224
                                                                                         ----------  ----------
              Total liabilities.........................................................  2,087,825   2,492,952

   Commitments and contingencies (Note 5)

   Stockholder's equity (Notes 2 and 11):
       Preferred stock of $1 par value per share; authorized 3,000,000 shares, none
         issued and outstanding.........................................................         --          --
       Common stock of $1 par value per share; authorized 24,000,000 shares,
         5,114,112 and 12,000,000 shares issued and outstanding at December 31,
         2003 and 2002, respectively....................................................      5,114      12,000
       Paid-in capital..................................................................    255,572      40,106
       Accumulated other comprehensive (loss) income....................................     (2,874)     15,883
       Retained (deficit) earnings......................................................     (8,588)    506,026
                                                                                         ----------  ----------
              Total stockholder's equity................................................    249,224     574,015
                                                                                         ----------  ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.............................................. $2,337,049  $3,066,967
                                                                                         ==========  ==========

                                                                    (Concluded)

                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                   CONSOLIDATED STATEMENTS OF (LOSS) INCOME

                 Period from May 1, 2003 to December 31, 2003,
                 Period from January 1, 2003 to April 30, 2003
                      (Predecessor Basis) and Years ended
                December 31, 2002 and 2001 (Predecessor Basis)
                                (In Thousands)

                                                                            Predecessor Basis
                                                                   ----------------------------------
                                                      May 1, 2003  January 1, 2003
                                                           to            to
                                                      December 31,    April 30,
                                                          2003          2003         2002      2001
                                                      ------------ --------------- --------  --------
REVENUES:
   Premiums:
       Life and annuity premiums.....................   $  9,263      $ 86,480     $254,864  $202,493
       Health premiums...............................         --         2,337        6,254     5,057
   Other insurance considerations....................     14,814         7,669       29,229    29,140
   Net investment income (Note 3)....................     57,325        45,293      156,846   177,256
   Realized gains (losses), net (Note 3).............        462        10,504      (10,095)    4,753
   Other income......................................         12         8,266       20,049    21,777
                                                        --------      --------     --------  --------
          Total revenues.............................     81,876       160,549      457,147   440,476
                                                        --------      --------     --------  --------
BENEFITS AND EXPENSES:
   Life and annuity benefits.........................     29,948        62,305      158,368   143,022
   Health benefits...................................         --           602        2,035     1,770
   Increase in policy liabilities including interest
     credited to account balances....................     36,423        42,381      139,925   129,067
   Commissions.......................................     15,817        33,271      102,184    69,641
   Increase in deferred policy acquisition costs.....    (14,563)       (9,599)     (37,646)  (20,842)
   Amortization of value of business acquired........      2,644            --           --        --
   Taxes, licenses and fees..........................      1,165         1,343        1,363     2,614
   Other operating costs and expenses................     23,633        23,267       69,209    56,508
                                                        --------      --------     --------  --------
          Total benefits and expenses................     95,067       153,570      435,438   381,780
                                                        --------      --------     --------  --------
(LOSS) INCOME FROM CONTINUING OPERATIONS
  BEFORE INCOME TAX EXPENSE..........................    (13,191)        6,979       21,709    58,696
INCOME TAX (BENEFIT) EXPENSE (Note 7)................     (4,603)          764        8,062    20,504
                                                        --------      --------     --------  --------
(LOSS) INCOME FROM CONTINUING
  OPERATIONS.........................................     (8,588)        6,215       13,647    38,192
DISCONTINUED OPERATIONS (Note 13):
   (Loss) gain from discontinued operations, net of
     income tax (benefit) expense of ($205) in 2003,
     $259 in 2002 and ($365) in 2001.................         --          (380)         480      (855)
   Gain on disposal of discontinued segment, net of
     income tax expense of $175 in 2002 and $400 in
     2001............................................         --            --          325       750
                                                        --------      --------     --------  --------
       (Loss) gain from discontinued operations......         --          (380)         805      (105)
                                                        --------      --------     --------  --------
NET (LOSS) INCOME....................................   $ (8,588)     $  5,835     $ 14,452  $ 38,087
                                                        ========      ========     ========  ========

                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

                 Period from May 1, 2003 to December 31, 2003,
       Period from January 1, 2003 to April 30, 2003 (Predecessor Basis)
        and Years ended December 31, 2002 and 2001 (Predecessor Basis)
                                (In Thousands)

                                                                              Predecessor Basis
                                                                     ----------------------------------
                                                        May 1, 2003  January 1, 2003
                                                             to            to
                                                        December 31,    April 30,
                                                            2003          2003         2002      2001
                                                        ------------ --------------- --------  --------
NET (LOSS) INCOME......................................   $ (8,588)      $ 5,835     $ 14,452  $ 38,087
                                                          --------       -------     --------  --------
OTHER COMPREHENSIVE INCOME:
Unrealized holding (losses) gains arising during period     (3,216)        1,247       36,804    25,207
Less realized (gains) losses included in net income....       (462)       10,396      (10,510)  (12,234)
                                                          --------       -------     --------  --------
   Net unrealized (losses) gains.......................     (2,754)       (9,149)      47,314    37,441
MINIMUM PENSION LIABILITY..............................       (723)           --           --        --
EFFECT ON DEFERRED POLICY ACQUISITION
  COSTS................................................       (944)       (2,246)     (10,614)  (10,826)
EFFECT ON UNEARNED REVENUE RESERVE.....................         --           (59)         457       724
RELATED DEFERRED INCOME TAXES..........................      1,547         4,009      (13,005)   (6,569)
                                                          --------       -------     --------  --------
OTHER COMPREHENSIVE (LOSS) INCOME......................     (2,874)       (7,445)      24,152    20,770
                                                          --------       -------     --------  --------
COMPREHENSIVE (LOSS) INCOME............................   $(11,462)      $(1,610)    $ 38,604  $ 58,857
                                                          ========       =======     ========  ========


                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                 Period from May 1, 2003 to December 31, 2003,
     Period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and
          Years ended December 31, 2002 and 2001 (Predecessor Basis)
                       (In Thousands, Except Share Data)

                                                                            Accumulated
                                                                               Other
                                              Common   Paid-in   Retained  Comprehensive
                                              Stock    Capital   Earnings  Income (Loss)   Total
                                             -------  --------  ---------  ------------- ---------
Predecessor Basis:
   Balance at January 1, 2001............... $12,000  $ 40,106  $ 453,487    $(29,039)   $ 476,554
       Net income...........................      --        --     38,087          --       38,087
       Net change in unrealized holding
         gains..............................      --        --         --      20,770       20,770
                                             -------  --------  ---------    --------    ---------
   Balance at December 31, 2001.............  12,000    40,106    491,574      (8,269)     535,411
Predecessor Basis:
       Net income...........................      --        --     14,452          --       14,452
       Net change in unrealized holding
         gains..............................      --        --         --      24,152       24,152
                                             -------  --------  ---------    --------    ---------
   Balance at December 31, 2002.............  12,000    40,106    506,026      15,883      574,015
Predecessor Basis:
       Redemption of 6,885,888 shares.......  (6,886)  (40,106)  (201,614)         --     (248,606)
       Distribution of net reinsurance
         contracts to parent................      --        --   (110,928)         --     (110,928)
       Net income...........................      --        --      5,835          --        5,835
       Net change in unrealized holding
         gains..............................      --        --         --      (7,445)      (7,445)
                                             -------  --------  ---------    --------    ---------
   Balance at April 30, 2003................ $ 5,114  $     --  $ 199,319    $  8,438    $ 212,871
                                             =======  ========  =========    ========    =========

   Balance at May 1, 2003................... $ 5,114  $185,572  $      --    $     --    $ 190,686
       Capital contribution from parent.....      --    70,000         --          --       70,000
       Net loss.............................      --        --     (8,588)         --       (8,588)
       Net change in unrealized holding
         losses.............................      --        --         --      (2,874)      (2,874)
                                             -------  --------  ---------    --------    ---------
   Balance at December 31, 2003............. $ 5,114  $255,572  $  (8,588)   $ (2,874)   $ 249,224
                                             =======  ========  =========    ========    =========

                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Period from May 1, 2003 to December 31, 2003,
       Period from January 1, 2003 to April 30, 2003 (Predecessor Basis)
        and Years ended December 31, 2002 And 2001 (Predecessor Basis)
                                (In Thousands)

                                                                                 Predecessor Basis
                                                                        ----------------------------------
                                                           May 1, 2003  January 1, 2003
                                                                to            to
                                                           December 31,    April 30,
                                                               2003          2003         2002      2001
                                                           ------------ --------------- --------  --------
OPERATING ACTIVITIES:
 Net (loss) income........................................   $ (8,588)     $  5,835     $ 14,452  $ 38,087
 Adjustments to reconcile net income to net cash provided
   by operating activities:
   Deferred income tax expense (benefit)..................      1,275          (139)      17,103    18,070
   Realized (gains) losses, net...........................       (462)      (10,504)      10,095    (4,753)
   Gain on sale of discontinued segment...................         --            --         (500)   (1,150)
   Gain on sale of subsidiary.............................         --        (2,792)          --        --
   Loss on sale of home office building...................         --            --        5,560        --
   Premium amortization, net..............................     21,185         3,414        5,493     1,242
   Policy loans lapsed in lieu of surrender benefits......       (141)        4,427        2,209     2,574
   Depreciation...........................................         53           199        1,023     1,856
   Amortization...........................................      2,644            --           --       782
   Changes in assets and liabilities:
     Decrease (increase) in accrued investment
       income.............................................      1,620         2,688        2,346       (12)
     (Increase) decrease in receivables and reinsurance
       recoverables.......................................    (11,234)       (9,130)     (12,475)    6,611
     Policy acquisition costs deferred....................    (14,905)      (12,765)     (55,995)  (45,239)
     Policy acquisition costs amortized...................        342         8,968       24,595    24,397
     Increase in income taxes receivable..................    (12,033)       (1,327)      (5,044)   (3,022)
     Increase in prepaid reinsurance costs................         --       (16,645)     (29,473)       --
     (Decrease) increase in accrued policy benefits,
       claim reserves, unearned revenues and
       policyholder funds.................................    (32,175)       17,024       33,251    19,015
     Interest credited to policyholder accounts...........     55,152        28,149       71,429    77,198
     (Decrease) increase in other assets and other
       liabilities, net...................................    (20,519)       25,294      (10,605)  (11,820)
     Other, net...........................................         --            --          897       211
                                                             --------      --------     --------  --------
       Net cash (used in) provided by operating
         activities.......................................    (17,786)       42,696       74,361   124,047
                                                             --------      --------     --------  --------

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Period from May 1, 2003 to December 31, 2003,
       Period from January 1, 2003 to April 30, 2003 (Predecessor Basis)
        and Years ended December 31, 2002 and 2001 (Predecessor Basis)
                                (In Thousands)

                                                                                   Predecessor Basis
                                                                         ------------------------------------
                                                            May 1, 2003  January 1, 2003
                                                                 to            to
                                                            December 31,    April 30,
                                                                2003          2003          2002       2001
                                                            ------------ --------------- ---------  ---------
INVESTING ACTIVITIES:
 Purchases of investments:
   Securities available-for-sale:
     Fixed maturities......................................  $(677,253)     $(126,418)   $(890,083) $(752,954)
     Equity securities.....................................     (3,827)            --      (12,877)   (50,371)
   Mortgage and policy loans...............................   (150,209)       (10,809)     (23,993)   (70,296)
   Other...................................................    (50,310)        (2,325)      (7,257)    (7,880)
 Sales, calls or maturities of investments:
   Maturities and calls of securities available-for-sale--
     fixed maturities......................................    229,132        249,111      301,130    190,834
   Sales of securities available-for-sale:
     Fixed maturities......................................    186,353        400,751      344,602    388,429
     Equity securities.....................................      8,240            941       65,621     58,556
   Mortgage and policy loans...............................    270,503         91,147      192,123    112,148
   Other...................................................     45,309            717        5,985      6,789
 Purchase of property, equipment and software..............       (384)            (6)        (120)    (1,111)
 Proceeds from sale of property and equipment..............         --          1,019        3,033         --
 Net (increase) decrease in short-term investments.........    (96,727)           107        1,216      2,175
 Proceeds from sale of subsidary...........................         --         17,551           --         75
                                                             ---------      ---------    ---------  ---------
       Net cash (used in) provided by investing
         activities........................................   (239,173)       621,786      (20,620)  (123,606)
                                                             ---------      ---------    ---------  ---------
FINANCING ACTIVITIES:
 Capital contribution from parent..........................     70,000             --           --         --
 Net cash payment to transfer liabilities..................    (19,573)      (231,945)          --         --
 Redemption of common shares...............................         --       (248,606)          --         --
 Deposits from interest sensitive and investment-type
   contracts...............................................    167,640         57,378      207,462    301,207
 Withdrawals from interest sensitive and investment-
   type contracts..........................................   (153,641)       (88,611)    (247,747)  (320,524)
 Net proceeds from other borrowing.........................         --             --        7,813     37,910
 Retirement of other borrowing.............................    (25,633)        (1,950)     (16,303)   (33,150)
                                                             ---------      ---------    ---------  ---------
       Net cash provided by (used in) financing
         activities........................................     38,793       (513,734)     (48,775)   (14,557)
                                                             ---------      ---------    ---------  ---------

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Period from May 1, 2003 to December 31, 2003,
       Period from January 1, 2003 to April 30, 2003 (Predecessor Basis)
        and Years ended December 31, 2002 and 2001 (Predecessor Basis)
                                (In Thousands)

                                                           Predecessor Basis
                                                   --------------------------------
                                      May 1, 2003  January 1, 2003
                                           to            to
                                      December 31,    April 30,
                                          2003          2003        2002     2001
                                      ------------ --------------- ------- --------
NET (DECREASE) INCREASE IN CASH......  $(218,166)     $150,748     $ 4,966 $(14,116)
CASH:
 Beginning of period.................    222,219        71,471      66,505   80,621
                                       ---------      --------     ------- --------
 End of period.......................  $   4,053      $222,219     $71,471 $ 66,505
                                       =========      ========     ======= ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
  INFORMATION:
 Cash paid for income taxes..........  $   6,155      $    254     $ 3,565 $  5,491
                                       =========      ========     ======= ========
 Interest paid on borrowings.........  $     114      $    469     $ 1,649 $  1,791
                                       =========      ========     ======= ========

                                                                    (Concluded)


                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                 Period from May 1, 2003 to December 31, 2003,
       Period from January 1, 2003 to April 30, 2003 (Predecessor Basis)
        and Years ended December 31, 2002 and 2001 (Predecessor Basis)

1. Summary of Significant Accounting Policies

  Organization

   Business Men's Assurance Company of America (the "Company") is a South Carolina-domiciled life insurance company licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual and investment products primarily distributed through a nationwide network of general agencies and independent brokers. The Royal Bank of Canada ("RBC"), a Canadian financial services company, is the ultimate parent company. The Company is directly owned by Liberty Life Insurance Company ("LLIC"), a South Carolina-domiciled life insurance company.

  Acquisition by Royal Bank of Canada

   On May 1, 2003, LLIC purchased 100% of the Company from Generali Finance B.V. (the former direct parent of the Company, ultimately owned by Assicurazioni Generali, S.p.A., an Italian insurance company) ("Generali") for $185.3 million. The Company operates as a wholly owned stock subsidiary of LLIC. On May 1, 2003, immediately prior to the closing of the sale to LLIC, the Company entered into a series of transactions as follows:

  . The Company sold its mutual fund subsidiary, Jones & Babson ("J&B") to RBC Dain Rauscher, an affiliate of LLIC, for $19.2 million. This transaction resulted in the recognition of a gain on the sale of $2.8 million, net of related taxes, which is included in other income. The results of operations of this discontinued operation for all previous periods are not material to the financial statements of the Company.

  . The Company redeemed 6,885,888 shares of common stock from Generali for $248.6 million.

  . The Company transferred its assumed in-force reinsurance block of business to its then parent, Generali, under an Assumption and Coinsurance Agreement. Under the terms of the agreement, the Company paid $251.5 million to transfer the net liabilities related to this in-force block of business. This transaction generated an equity distribution of $110.9 million, net of related deferred income taxes, to its former parent, Generali. It is expected that substantially all treaties covered by the Assumption and Coinsurance Agreement will be novated by the end of 2004 effectively releasing the Company from any credit risks related to these contracts.

   The acquisition of the Company by LLIC was accounted for under the purchase method of accounting in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations. LLIC used push down accounting to allocate the purchase price to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on May 1, 2003.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following summarizes the balance sheet of the Company after the acquisition on May 1, 2003:

             Assets acquired:
                Investments............................ $1,718,569
                Cash...................................    222,219
                Value of business acquired.............     46,316
                Separate account assets................    179,346
                Reinsurance recoverable................    829,896
                Other assets...........................     65,046
                                                        ----------
             TOTAL ASSETS.............................. $3,061,392
                                                        ==========
             Liabilities assumed:
                Future policy benefits................. $2,185,001
                Contract account balances..............    346,899
                Separate account liabilities...........    179,346
                Other liabilities......................    159,460
                                                        ----------
             TOTAL LIABILITIES.........................  2,870,706
             Consideration:
                Cash paid for net assets...............    185,321
                Capitalized transaction costs..........      5,365
                                                        ----------
             STOCKHOLDER'S EQUITY......................    190,686
                                                        ----------
             TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY $3,061,392
                                                        ==========

   As a result of the acquisition, the consolidated balance sheet for the period subsequent to the acquisition has different carrying values for certain assets and liabilities than those for periods prior to the acquisition and, therefore, are not directly comparable. In addition, to the extent the realization of such assets and satisfaction of such liabilities affect operations, net income may not be comparable to periods prior to the acquisition. For the periods prior to the date of acquisition, the Company is referred to as the "Predecessor Company".

   On December 31, 2003, at management's request, the Missouri Department of Insurance transferred the supervision of the Company to the South Carolina Department of Insurance.

  Principles of Consolidation and Basis of Presentation

   The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The accompanying consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

  Use of Estimates

   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policyholder benefits, policy and contract claims, deferred policy acquisition costs, value of business acquired and investment and deferred tax valuation allowances.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Investments

   The Company's entire investment portfolio is designated as available-for-sale. Changes in fair values of available-for-sale securities, after adjustment of deferred policy acquisition costs ("DPAC") and related deferred income taxes are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss). The DPAC offset to the unrealized gains or losses represents a valuation adjustment or reinstatement of DPAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

   The amortized cost of fixed maturity investments classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts. That amortization or accretion is included in net investment income.

   Declines in fair value of individual available-for-sale securities below their cost that are determined to be other-than-temporary impairments result in write-downs of the individual securities to their fair values. The related write-downs have been included in earnings as realized losses. The other-than-temporary determination is based on a periodic review that includes an analysis of the facts and circumstances of each individual investment such as length of time the fair value has been below cost, the expectation for that security's performance, the credit worthiness of the issuer and the Company's intent and ability to hold the security to maturity.

   Realized gains and losses on sales of investments and declines in value considered to be other-than-temporary are recognized in net income on the specific identification basis.

   Mortgage loans and mortgage-backed securities are carried at unpaid principal balances, net of unamortized premiums and discounts and valuation allowances for other-than-temporary declines in value. The Company discontinues the accrual of interest on mortgage loans that are more than 90 days delinquent.

   Policy loans are carried at unpaid balances.

  Impairment of Loans

   SFAS No. 114, Accounting by Creditors for Impairment of a Loan, and SFAS No. 118, Accounting by Creditors for Impairment of a Loan--Income Recognition and Disclosures, require that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is recognized on a cash basis.

  Deferred Policy Acquisition Costs

   Certain commissions, expenses of the policy issue and underwriting departments and other variable expenses that are directly related and incremental to the issuance of policies are deferred. For limited payment and other traditional life insurance policies, these deferred acquisition costs are being amortized over a period of not more than 30 years in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected premium revenue was estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   For universal life-type insurance and investment-type products, the deferred policy acquisition costs are amortized over a period of not more than 30 years in relation to the present value of estimated gross profits arising from estimates of mortality, interest expense and surrender experience. For investment-type products, the amortization period is 20 years. The estimates of expected gross profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings.

   Predecessor Company's deferred policy acquisition costs were amortized over a period of not more than 25 years for all types of policies and investment-type products.

   Deferred policy acquisition costs are evaluated to determine that the unamortized portion of such costs does not exceed recoverable amounts after considering anticipated investment income.

  Value of Business Acquired

   Value of business acquired represents the lower of purchase cost or the present value of future profits expected to be generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to either the present value of estimated gross profits from universal life-type insurance and investment-type products or the present value of premiums for traditional insurance products.

  Derivatives

   The Company markets equity-indexed annuities. These contracts have an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500(R) or Dow Jones Industrial Average index. The Company manages this risk by reinsuring the option risk that pays the interest credited to the contracts. These options act as an economic hedge, as changes in the fair market values are recognized in net investment income. For all periods presented, activity reflected in net investment income related to these options was not significant.

  Recognition of Insurance Revenue and Related Expenses

   For limited payment and other traditional life insurance policies, premium income is reported as earned when due, with past due premiums being reserved. Profits are recognized over the life of these contracts by associating benefits and expenses with insurance in force for limited payment policies and with earned premiums for other traditional life policies. This association is accomplished by a provision for liability for future policy benefits and the amortization of deferred policy acquisition costs. Accident and health premium revenue is recognized on a pro rata basis over the terms of the policies.

   For universal life and investment-type policies, contract charges for mortality, surrender and expense, other than front-end expense charges are reported as other insurance considerations revenue when charged to policyholders' accounts. Expenses consist primarily of benefit payments in excess of policyholder account values and interest credited to policyholder accounts. Profits are recognized over the life of universal life-type contracts through the amortization of policy acquisition costs and deferred front-end expense charges with estimated gross profits from estimates of mortality, interest expense and surrender expense.

  Investment Income

   Fixed maturity premiums and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method that considers the estimated timing and amount of prepayments of underlying mortgage

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and those prepayments currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

  Policy Liabilities and Contract Values

   The liability for future policy benefits for limited payment and other traditional life insurance contracts has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing future policy benefits are as follows: interest rates grade from 2.72% to 6.45% over 10 years; withdrawal rates for individual life policies are based on Company experience; and mortality rates are based on mortality tables that consider Company experience.

   For universal life and investment-type contracts, the account value before deduction of any surrender charges is held as the policy liability. An additional liability is established for deferred front-end expense charges on universal life-type policies. These expense charges are recognized in income as insurance considerations using the same assumptions as are used to amortize deferred policy acquisition costs.

   For guaranteed investment contracts ("GICs"), the liability is computed as the present value of future cash flows using a market interest rate of 4.03%. Predecessor Company computed GIC liabilities at the original deposit amount plus accrued interest guaranteed to the contract holder.

   Claims and benefits payable for reported disability income claims have been computed as the present value of expected future benefit payments based on estimates of future investment yields and claim termination rates. The net amount of benefits payable included in the future policy benefit reserves and policy and contract claims, less the amounts recoverable from reinsurers for December 31, 2003 and 2002 was $234,000 and $7,621,000, respectively. Interest rates used in the calculation of future investment yields vary based on the year the claim was incurred and range from 3% to 7.25%. Claim termination rates are based on industry tables.

   Other accident and health claims and benefits payable for reported claims and incurred but not reported claims are estimated using prior experience. The methods of calculating such estimates and establishing the related liabilities are periodically reviewed and updated. Any adjustments needed as a result of periodic reviews are reflected in current operations.

  Income Taxes

   Income taxes are computed using the liability method required by SFAS No. 109, Accounting for Income Taxes. Under SFAS No. 109, deferred income tax assets and liabilities are determined based on the differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and law that will be in effect when the differences are expected to reverse. Future tax benefits are recognized to the extent that realization of such benefits is more likely than not.

   Prior to May 1, 2003, the Company and its subsidiaries filed a consolidated tax return. After May 1, 2003, the Company is included in the consolidated tax return of LLIC. Net federal income taxes (or benefits) are to be allocated between the companies included in the consolidation based upon the provisions of a written agreement approved by the Board of Directors. In general, under this agreement, allocation is based upon separate return calculations with current credit for net losses utilized by the consolidated group.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Separate Accounts

   These accounts arise from three lines of business - variable annuities, variable universal life and insured GICs. The separate account assets are legally segregated and are not subject to the claims that may arise from any other business of the Company.

   The assets and liabilities of the variable lines of business are reported at fair value because the policy owners assume the underlying investment risks. Investment income and gains or losses arising from the variable line of business accrue directly to the policy owners and are, therefore, not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from variable products consist primarily of contract maintenance charges and administration fees. Separate account assets and liabilities for the variable lines of business totaled $26,669,000 on December 31, 2003 and $20,811,000 on December 31, 2002.

   The assets of the GIC line of business are maintained at an amount equal to the related liabilities. These assets related to the GIC line of business include securities available-for-sale reported at fair value and mortgage loans carried at unpaid balances. Changes in fair values of available-for-sale securities, net of deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss).

   The liabilities are reported at the present value of future cash flows using a market interest rate of 4.08%. Investment income and gains or losses arising from GIC investments are included in investment income in the accompanying consolidated statements of operations. The guaranteed interest payable is included in the increase in policy liabilities in the accompanying consolidated statements of operations. Separate account assets and liabilities for the GIC line of business totaled $68,114,000 on December 31, 2003 and $174,413,000 on December 31, 2002.

  Cash and cash equivalents

   Cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

  Property, Equipment and Software

   Property, equipment and software are generally valued at cost, including development costs, less allowances for depreciation and other-than-temporary declines in value. Property, equipment and software are being depreciated over the estimated useful lives of the assets, principally on a straight-line basis. Depreciation rates on these assets are set forth in Note 6.

  Impairment of Long-Lived Assets

   The Company reviews long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If long-lived assets are impaired, the Company recognizes an impairment loss measured as the amount by which the carrying value of the assets exceeds the estimated fair value of the assets.

  Intangible Assets

   Goodwill of $9,193,000 at December 31, 2002, net of accumulated amortization of $6,455,000, resulting from the acquisition of a subsidiary, was included in other assets. In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, amortization of goodwill was discontinued on January 1, 2002. Under SFAS No. 142, goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA for impairment or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets that have finite lives will continue to be amortized over their useful lives. For the year ended December 31, 2001, goodwill was amortized over a period of 20 years on a straight-line basis, and amortization amounted to $782,000. The subsidiary was sold in May 2003 and the carrying amount of goodwill was included in the calculation of the gain on sale.

  Reinsurance and Other Contract Deposits

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises under various types of contracts including coinsurance and excess coverage. The Company's automatic retention limit per individual life ranges between $200,000 and $1,000,000 depending upon the underwriting class and issue age of the policyholder.

   Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as reinsurance recoverables in the accompanying balance sheets, and commissions and expense allowances received in connection with reinsurance ceded have been recorded in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

  Fair Values of Financial Instruments

   SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 2003 and 2002 (in thousands):

                                                                     Predecessor Basis
                                               December 31, 2003     December 31, 2002
                                             --------------------- ---------------------
                                              Carrying    Fair      Carrying    Fair
                                               Amount     Value      Amount     Value
                                             ---------- ---------- ---------- ----------
Fixed maturities (Note 3)................... $1,295,979 $1,295,979 $1,588,341 $1,588,341
Equity securities (Note 3)..................     22,412     22,412     27,774     27,774
Mortgage loans on real estate...............    442,591    441,424    626,134    672,273
Policy loans................................     50,860     48,110     53,755     50,612
Short-term investments......................     97,448     97,448        721        721
Cash........................................      4,053      4,053     71,471     71,471
Reinsurance recoverables:
   Paid and unpaid benefits.................      6,568      6,568     34,031     34,031
   Future policyholder benefits.............    139,115    139,115    195,688    195,688
Assets held in separate accounts............     94,783     94,783    195,224    196,922
Investment-type insurance contracts (Note 4)  1,196,541  1,136,794  1,268,595  1,256,937
Borrowed money (Note 12)....................         --         --     26,990     25,963

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and Short-Term Investments--The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

   Investment Securities--Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

   Mortgage Loans on Real Estate and Policy Loans--The fair value for mortgage loans on real estate and policy loans is estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

   Reinsurance Recoverables--The carrying values of reinsurance recoverables approximate their fair values.

   Liabilities for Flexible and Single Premium Deferred Annuities--The cash surrender value of flexible and single premium deferred annuities approximates their fair value.

   Liabilities for Guaranteed Investment Contracts--The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Liabilities for Borrowed Money--The fair value for borrowed money is estimated using a discounted interest rate that is commensurate with the Company's current borrowing rate.

  Postretirement Benefits

   The projected future cost of providing postretirement benefits, such as health care and life insurance, is recognized as an expense as employees render service. See Note 8 for further disclosures with respect to postretirement benefits other than pensions.

  Comprehensive Income (Loss)

   Unrealized gains and losses on available-for-sale securities and the change in the minimum pension liability are included in other accumulated comprehensive income (loss) in stockholder's equity. Other comprehensive income
(loss) excludes net investment gains (losses) included in net income that represent transfers from unrealized to realized gains and losses. These amounts are net of income taxes and adjustments to deferred policy acquisition costs and value of insurance in force acquired.

  Reclassifications

   Certain amounts for 2002 and 2001 have been reclassified to conform to the current year presentation.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Statutory Accounting Practices

   In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Company prepares its statutory financial statements in accordance with the NAIC Accounting Practices and Procedures manual.

  New Accounting Pronouncements

   During January 2003, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities". FIN 46 requires that if an entity has a controlling financial interest in a variable interest entity, the assets, liabilities and results of activities of the variable interest entity should be included in the consolidated financial statements of the entity. FIN 46 is effective for the Company for the period beginning January 1, 2005. The Company has not completed the process of determining the effect, if any, that the adoption of FIN 46 will have on the Company's financial position or results of operations, however, the Company does not believe that the adoption of this new standard will have any significant effect on the Company's financial position or results of operations.

   During April 2003, the FASB issued Statement of Financial Accounting Standards No. 149 ("SFAS 149"), "Amendment of Statement 133 on Derivative Instruments and Hedging Activities". SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement 133. SFAS 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The guidance should be applied prospectively. The adoption of SFAS 149 did not have any impact on our operating results or financial position as we do not have any derivative instruments that are affected by FAS 149.

   During May 2003, the FASB issued Statement of Financial Accounting Standards No. 150 ("SFAS 150"), "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS 150 clarifies the accounting for certain financial instruments with characteristics of both liabilities and equity and requires that those instruments be classified as liabilities in statements of financial position. Previously, many of those financial instruments were classified as equity. SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003 and otherwise is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150 did not have any impact on our operating results or financial position as we do not have any financial instruments with characteristics of both liabilities and equity that are not already classified as liabilities.

2. Dividend Limitations

   The maximum amount of dividends that can be paid by South Carolina-domiciled insurance companies to shareholders without prior approval of the Director of Insurance is subject to restrictions relating to statutory surplus or net gain from operations. Without prior approval, the maximum dividend payment or series of payments over a 12-month period may not exceed the lesser of the prior year's net gain from operations or 10% of policyholders' surplus when paid from other than earned surplus or the greater of the prior year's net gain from operations or 10% of policyholders' surplus when paid from earned surplus.

   Under South Carolina insurance regulations, the Company is required to maintain minimum capital and surplus of $2,400,000 at December 31, 2003. The Company's capital and surplus exceed the NAIC's Risk-Based Capital requirements at the end of 2003.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   As of December 31, 2003 and 2002, the Company's statutory stockholder's equity was $136,101,000 and $256,897,000, respectively. Statutory net gain from operations before realized capital gains and net income for each of the three years in the period ended December 31, 2003 were as follows (in thousands):

                                                               2003     2002     2001
                                                              ------- --------  ------
Net gain (loss) from operations before realized capital gains $24,523 $(23,495) $1,915
Net income (loss)............................................  33,036  (40,394)     32

3. Investment Operations

   The Company's investments in securities available-for-sale at December 31, 2003 and 2002 are summarized as follows (in thousands):

                                                                  December 31, 2003
                                                     -------------------------------------------
                                                                  Gross      Gross
                                                     Amortized  Unrealized Unrealized
                                                       Cost       Gains      Losses   Fair Value
                                                     ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Treasury securities and obligations of U.S.
     government corporations and agencies........... $  201,878  $   526    $   (814) $  201,590
   Obligations of states and political subdivisions.      6,863       21          (8)      6,876
   Corporate securities.............................    525,675    4,042      (6,124)    523,593
   Mortgage-backed securities.......................    567,908    2,800      (6,788)    563,920
                                                     ----------  -------    --------  ----------
Total fixed maturities..............................  1,302,324    7,389     (13,734)  1,295,979
Equity securities...................................     18,524    3,892          (4)     22,412
                                                     ----------  -------    --------  ----------
                                                     $1,320,848  $11,281    $(13,738) $1,318,391
                                                     ==========  =======    ========  ==========

                                                         Predecessor Basis December 31, 2002
                                                     -------------------------------------------
                                                                  Gross      Gross
                                                     Amortized  Unrealized Unrealized
                                                       Cost       Gains      Losses   Fair Value
                                                     ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Treasury securities and obligations of U.S.
     government corporations and agencies........... $  154,918  $ 3,136    $     --  $  158,054
   Obligations of states and political subdivisions.      2,923      186          --       3,109
   Debt securities issued by foreign governments....      1,000       --          --       1,000
   Corporate securities.............................    493,234   23,769      (4,232)    512,771
   Mortgage-backed securities.......................    895,810   18,349        (752)    913,407
                                                     ----------  -------    --------  ----------
Total fixed maturities..............................  1,547,885   45,440      (4,984)  1,588,341
Equity securities...................................     32,925      110      (5,261)     27,774
                                                     ----------  -------    --------  ----------
                                                     $1,580,810  $45,550    $(10,245) $1,616,115
                                                     ==========  =======    ========  ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities have not been set forth in the following table, as such securities are not due at a single maturity date (in thousands):

                                                Amortized
                                                  Cost     Fair Value
                                                ---------- ----------
          Due in one year or less.............. $  111,019 $  111,111
          Due after one year through five years    301,644    302,674
          Due after five years through 10 years    128,900    128,921
          Due after 10 years...................    192,853    189,353
                                                ---------- ----------
                                                   734,416    732,059
          Mortgage-backed securities...........    567,908    563,920
                                                ---------- ----------
          Total fixed maturity securities...... $1,302,324 $1,295,979
                                                ========== ==========

   The majority of the Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio. Carrying amounts as of December 31, 2003 and 2002 are as follows (in thousands):

                                              Predecessor
                                                 Basis
                                       2003      2002
                                     -------- -----------
                      State:
                         Florida.... $ 42,539  $ 44,657
                         Missouri...   40,803    54,349
                         Utah.......   31,429    40,528
                         Texas......   30,961    48,417
                         California.   29,437    43,969
                         Arizona....   29,220    46,399
                         Oklahoma...   24,522    34,491
                         Nevada.....   22,621    26,731
                         New Mexico.   17,468    18,345
                         Other......  173,591   268,248
                                     --------  --------
                                     $442,591  $626,134
                                     ========  ========

   Bonds, mortgage loans, preferred stocks and common stocks approximating $7,452,000 and $4,204,000 were on deposit with regulatory authorities at December 31, 2003 and 2002, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Set forth below is a summary of consolidated net investment income for the years ended December 31 2003, 2002 and 2001 (in thousands):

                                                                           Predecessor Basis
                                                                   ----------------------------------
                                                    May 1, 2003    January 1, 2003
                                                        to               to
                                                 December 31, 2003 April 30, 2003    2002      2001
                                                 ----------------- --------------- --------  --------
Fixed maturity:
   Bonds........................................      $30,074          $25,985     $ 92,003  $ 96,196
   Redeemable preferred stock...................            3                8          473     1,307
Equity securities:
   Common Stocks................................          381               35          739     2,204
   Nonredeemable preferred stocks...............           15               --           25        31
Mortgage loans on real estate...................       24,305           17,088       60,553    68,764
Policy Loans....................................        2,321            1,091        3,453     3,542
Short-term investments..........................          137              704        2,407     7,005
Other investments...............................        1,184            1,122         (141)      653
                                                      -------          -------     --------  --------
                                                       58,420           46,033      159,512   179,702
                                                      -------          -------     --------  --------
Less:
Net investment income from discontinued
  operations....................................           --                6           40       154
Investment expenses.............................        1,095              734        2,626     2,292
                                                      -------          -------     --------  --------
Net investment income from continuing operations      $57,325          $45,293     $156,846  $177,256
                                                      =======          =======     ========  ========

   Realized gains (losses) on securities disposed of during the years ended December 31, 2003, 2002 and 2001 consisted of the following (in thousands):

                                                      Predecessor Basis
                                              ---------------------------------
                               May 1, 2003    January 1, 2003
                                   to               to
                            December 31, 2003 April 30, 2003    2002      2001
                            ----------------- --------------- --------  -------
Fixed maturity securities:
   Gross realized gains....      $ 2,817          $13,966     $  7,050  $ 5,914
   Gross realized losses...       (1,994)          (5,388)     (19,824)  (6,461)
Equity securities:
   Gross realized gains....           --               --        7,862    8,827
   Gross realized losses...           --               --      (13,655)  (5,658)
Other investments..........         (361)           1,926        8,472    2,131
                                 -------          -------     --------  -------
Net realized gains (losses)      $   462          $10,504     $(10,095) $ 4,753
                                 =======          =======     ========  =======

   Sales of investments in securities, excluding maturities and calls, in the period from May 1, 2003 to December 31, 2003, resulted in gross realized gains of $2,797,000 and gross realized losses of $1,994,000. In the period from January 1, 2003 to April 30, 2003, sales of investments in securities, excluding maturities and calls, resulted in gross realized gains of $13,966,000 and gross realized losses of $5,388,000. Sales of investments, excluding maturities and calls, in 2002 and 2001 resulted in gross realized gains of $6,003,000 and $11,890,000

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA and gross realized losses of $4,116,000 and $3,735,000, respectively. No investments were written down during the period from May 1, 2003 to December 31, 2003. During the period from January 1, 2003 to April 30, 2003, several investments were written down by a total of $2,913,000 due to other-than-temporary declines in market value. During 2002, several investments were written down by a total of $14,682,000 due to other-than-temporary declines in market value. These write-downs were recognized in realized gains (losses).

   There were no non-income producing investments at December 31, 2003 and 2002.

4. Investment Contracts

   The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with future policy benefits, contract account balances and separate accounts in the balance sheets) at December 31, 2003 and 2002 are as follows (in thousands):

                                                                       Predecessor Basis
                                                       2003                  2002
                                               --------------------- ---------------------
                                                Carrying    Fair      Carrying    Fair
                                                 Amount     Value      Amount     Value
                                               ---------- ---------- ---------- ----------
Guaranteed investment contracts............... $  225,828 $  225,828 $  319,687 $  338,401
Flexible and single premium deferred annuities    898,170    839,127    753,684    716,932
Separate accounts.............................     72,543     71,809    189,715    196,091
                                               ---------- ---------- ---------- ----------
Total investment-type insurance contracts..... $1,196,541 $1,136,764 $1,263,086 $1,251,424
                                               ========== ========== ========== ==========

   Fair values of the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

5. Commitments and Contingencies

   The Company has a lease agreement for a district marketing and sales office in Kansas City, Missouri, which was commenced during 2003 and a lease for office equipment commencing in 2004. The office lease contains two optional five-year renewal terms. Rental expense amounted to $152,000 during the period from May 1, 2003 to December 31, 2003. As of December 31, 2003, the minimum future payments under these noncancelable operating leases for each of the next five years are as follows (in thousands):

                                  2004 $  251
                                  2005    334
                                  2006    368
                                  2007    385
                                  2008    188
                                       ------
                                       $1,526
                                       ======

   Total outstanding commitments to fund mortgage loans at December 31, 2003 were $6,750,000. There were no outstanding commitments to fund mortgage loans at December 31, 2002.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   A number of insurance companies are under regulatory supervision that results in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2003 and 2002, the Company accrued $820,000 and $293,000, respectively, for guaranty fund assessments. At December 31, 2003, a related asset of $593,000 was recorded to approximate future reductions in premium taxes in certain states. Expenses incurred for guaranty fund assessments were $(48,000) and $26,000 in the periods from May 1, 2003 to December 31, 2003 and January 1, 2003 to April 30, 2003, respectively. Expense incurred for the years ended December 31, 2002 and 2001 was $149,000 and $227,000, respectively.

   The Company is party to certain claims and legal actions arising during the ordinary course of business. In the opinion of management, these matters will not have a material adverse effect on the operations or financial position of the Company.

6. Property, Equipment and Software

   A summary of property, equipment and software and their respective depreciation rates is as follows:

                                                           Predecessor
                                          Rate of             Basis
                                        Depreciation 2003     2002
                                        ------------ ----  -----------
          Real estate..................       4%     $ --   $    208
          Less accumulated depreciation                --        (91)
                                                     ----   --------
                                                       --        117

          Leasehold improvements.......      20%      110         --
          Equipment and software.......      25%      495     12,980
          Less accumulated depreciation               (53)   (11,421)
                                                     ----   --------
                                                      552      1,559
                                                     ----   --------
                                                     $552   $  1,676
                                                     ====   ========

7. Federal Income Taxes

   Prior to May 1, 2003, the Company and its subsidiaries filed a consolidated tax return. After May 1, 2003, the Company is included in the consolidated tax return of LLIC. Net federal income taxes (or benefits) are to be allocated between the companies included in the consolidation based upon the provisions of a written agreement approved by the Board of Directors. In general, under this agreement, allocation is based upon separate return calculations with current credit for net losses utilized by the consolidated group. As part of this tax sharing agreement, the Company recorded a receivable from an affiliate of $3,776,000 that is included in current income taxes receivable.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The components of the provision for income taxes and the temporary differences generating deferred income taxes for the years ended December 31, 2003, 2002 and 2001 are as follows (in thousands):

                                                                              Predecessor Basis
                                                                      --------------------------------
                                                       May 1, 2003    January 1, 2003
                                                           to               to
                                                    December 31, 2003 April 30, 2003    2002     2001
                                                    ----------------- --------------- -------  -------
Current............................................      $(5,878)         $   698     $(8,609) $ 2,469
Deferred:
   Deferred policy acquisition costs...............        4,540            1,742      13,934    7,508
   Future policy benefits..........................        1,021            4,135         305    9,211
   Accrual of discount.............................          156               --         320      356
   Tax on realized gains greater than book.........         (971)             287      (1,155)    (663)
   Employee benefit plan...........................        4,684              412        (705)     870
   Net operating losses............................       (7,048)              --          --       --
   Other, net......................................       (1,107)          (6,715)      4,406      788
                                                         -------          -------     -------  -------
                                                           1,275             (139)     17,105   18,070
                                                         -------          -------     -------  -------
Total income tax expense...........................       (4,603)             559       8,496   20,539
Less income tax expense from discontinued
  operations.......................................           --             (205)        434       35
                                                         -------          -------     -------  -------
Total income tax expense from continuing operations      $(4,603)         $   764     $ 8,062  $20,504
                                                         =======          =======     =======  =======

   The Company did not record any valuation allowances against deferred tax assets at December 31, 2003 and 2002 because management believes it is more likely than not that such assets will be realized.

   Total income taxes vary from the amounts computed by applying the federal income tax rate of 35% to income before income tax expense for the following reasons for the years ended December 31, 2003, 2002 and 2001 (in thousands):

                                                                                Predecessor Basis
                                                                          ------------------------------
                                                           May 1, 2003    January 1, 2003
                                                               to               to
                                                        December 31, 2003 April 30, 2003   2002   2001
                                                        ----------------- --------------- ------ -------
Application of statutory rate to income before taxes on
  income...............................................      $(4,616)         $2,238      $8,032 $20,520
Sale of subsidiary.....................................           --            (977)         --      --
Miscellaneous adjustments..............................           13            (702)        464      19
                                                             -------          ------      ------ -------
                                                             $(4,603)         $  559      $8,496 $20,539
                                                             =======          ======      ====== =======

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The significant components comprising the Company's deferred income tax assets and liabilities as of December 31, 2003 and 2002 are as follows (in thousands):

                                                            Predecessor
                                                               Basis
                                                    2003       2002
                                                  --------  -----------
        Deferred income tax assets:
           Unrealized investment losses.......... $  1,547   $ (3,738)
           Reserve for future policy benefits....   13,952         --
           Net operating losses..................    7,048         --
           Accrued expenses......................   11,403     15,700
                                                  --------   --------
        Total deferred income tax assets.........   33,950     11,962
        Deferred income tax liabilities:
           Deferred policy acquisition costs.....   (1,466)   (54,116)
           Reserve for future policy benefits....       --    (16,940)
           Value of business acquired............  (15,285)        --
           Investments...........................   (9,211)        --
           Other.................................     (934)   (12,687)
                                                  --------   --------
        Total deferred income tax liability......  (26,896)   (83,743)
                                                  --------   --------
        Net deferred income tax asset (liability) $  7,054   $(71,781)
                                                  ========   ========

   The Company's net operating loss carryforwards available to offset future taxable income total $20,138,000 and expire December 31, 2018.

   Certain amounts that were not currently taxed under pre-1984 tax law were credited to a "policyholders' surplus" account. This account is frozen under the 1984 Tax Act and is taxable only when distributed to stockholders at which time it is taxed at regular corporate rates. The policyholders' surplus of the Company approximates $87.0 million. The Company has no present plan for distributing the amount in policyholders' surplus. Consequently, no provision has been made in the consolidated financial statements for the taxes thereon. However, if such taxes were assessed, the amount of taxes payable would be approximately $30.0 million.

   Earnings taxed on a current basis are accumulated in a "shareholder's surplus" account and can be distributed to the shareholder without tax. The shareholder's surplus amounted to approximately $51.7 million at December 31, 2003.

8. Benefit Plans

  Trusteed Employee Retirement Plan

   The Company had a trusteed employee retirement plan for the benefit of salaried employees who reached age 21 and completed one year of service. The plan, which was administered by an Employees' Retirement Committee consisting of at least three officers appointed by the Board of Directors of the Company, provided for normal retirement at age 65 or earlier retirement based on minimum age and service requirements. Retirement may be deferred to age 70. Upon retirement, the retirees receive monthly benefit payments from the plan's BMA group pension investment contract. On May 1, 2003, this plan was frozen and Comerica became the new trustee of the plan. On September 30, 2003, the plan was merged into the Pension Plan for United States Dollar-Based Employees of Royal Bank of Canada and Affiliates (the "Dollar-based Plan"). During 2003, approximately $4.0 million of annual benefits were paid between the two plans to the employees of the Company.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following table sets forth the plan's funded status at December 31, 2003 and 2002. The funded status at December 31, 2003 represents the Company's portion of the Dollar-based Plan (in thousands):

                                                                 Predecessor
                                                                    Basis
                                                         2003       2002
                                                       --------  -----------
    Change in benefit obligations:
       Benefit obligation at beginning of year........ $ 76,788    $70,678
       Service cost...................................      523      1,426
       Interest cost..................................    4,504      5,096
       Impact of sale and related transactions*.......  (12,216)        --
       Actuarial losses...............................    2,970      3,413
       Benefits paid..................................   (3,954)    (3,825)
                                                       --------    -------
    Benefit obligation at end of year.................   68,615     76,788

    Change in plan assets:
       Fair value of plan assets at beginning of year.   82,069     92,839
       Assets transferred to other plan*..............  (10,539)        --
       Actual return on plan assets...................    6,683     (6,945)
       Benefits paid..................................   (3,954)    (3,825)
                                                       --------    -------
    Fair value of plan assets at end of year..........   74,259     82,069
                                                       --------    -------
    Funded status of the plan.........................    5,644      5,281
    Unrecognized net actuarial (gain) loss............     (230)    11,038
    Unrecognized prior service cost...................       --        257
                                                       --------    -------
    Prepaid pension cost.............................. $  5,414    $16,576
                                                       ========    =======

--------
  *Plan assets and benefit obligations were reduced in 2003 as a result of the transfer of participants to other plans controlled by Generali.

   Net pension cost included the following components for the years ended December 31, 2003, 2002 and 2001:

                                                            Predecessor Basis
                                                           ------------------
                                                    2003     2002      2001
                                                  -------  --------  --------
  Service cost--benefits earned during the period $   523  $  1,426  $  1,317
  Interest cost on projected benefit obligation..   4,504     5,096     4,758
  Actual return on plan assets...................  (6,683)    6,945     6,487
  Net amortization and deferral..................   1,974   (14,779)  (17,202)
                                                  -------  --------  --------
  Net pension cost (benefit)..................... $   318  $ (1,312) $ (4,640)
                                                  =======  ========  ========

   The pension plan's weighted-average asset allocations are as follows:

                                    September 30, December 31,
                                        2003          2002
                                    ------------- ------------
                  Equity securities       60%          54%
                  Debt Securities..       39%          45%
                  Other............        1%           1%
                                         ---          ---
                     Total.........      100%         100%
                                         ===          ===

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Included in plan assets at September 30, 2003 and December 31, 2002 is a group pension investment contract which was issued by the Company. This contract balance was $39,831,000 and $37,367,000 at September 30, 2003 and December 31, 2002, respectively.

   The assets of the pension plan are invested in a prudent manner for the sole benefit of the participants and beneficiaries in order to achieve the highest returns consistent with the prudence and diversification requirements of the Employee Retirement Income Security Act of 1974 and taking into account the plan's need for liquidity.

   The Pension Plan Management Committee oversees the investment of plan assets. The investment policies and goals are set forth in the plan's Statement of Investment Policies and Procedures which was last amended in December 2001. The statement sets out the asset mix policy, which was developed taking into account a number of factors including:

  . Investment characteristics, including expected returns, volatilities and correlations of both plan assets and liabilities

  . The plan's tolerance for risk which dictates the trade-off between increased short-term volatility and enhanced long-term expected returns

  . Diversification of plan assets through the inclusion of several asset classes to minimize the risk of large losses unless it is clearly prudent not to do so

  . The liquidity and current return of the portfolio relative to the anticipated cash flow requirements of the plan

  .   Actuarial factors such as membership demographics and real wage increases

   The asset mix policy ranges are as follows:

                                            Low Target High
                                            --- ------ ----
                    Fixed income securities 25%   40%   55%
                    Equity securities...... 45%   60%   75%

   The equity securities category includes both domestic and foreign equity securities. The target asset allocation of domestic and foreign securities is 35% and 25%, respectively.

  Supplemental Retirement Programs and Deferred Compensation Plan

   The Company has supplemental retirement programs for senior executive officers, the chairman, and for group sales managers and group sales persons who are participants in the trusteed retirement plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not pre-funded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the trusteed retirement plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the trusteed plan. This plan was frozen effective September 30, 2003.

   The Company also has a deferred compensation plan for the Company's managers that provides retirement benefits based on renewal premium income at retirement resulting from the sales unit developed by the manager. This program is not qualified under Section 401(a) of the Internal Revenue Code and is not prefunded. As of January 1, 1987, the plan was frozen with respect to new entrants. The actuarial present value of benefits shown below includes all managers who have retired and are entitled to benefits under the program.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status at December 31:

                                                              Predecessor
                                                                 Basis
                                                      2003       2002
                                                    --------  -----------
       Change in benefit obligations:
          Benefit obligation at beginning of year.. $ 17,112   $ 19,358
          Service cost.............................       59        347
          Interest cost............................    1,358      1,145
          Impact of sale and related transactions*.    7,487         --
          Adjustments..............................       --     (1,969)
          Special termination benefits.............       --        127
          Actuarial losses.........................      723      1,957
          Benefits paid............................   (1,730)    (3,853)
                                                    --------   --------
       Benefit obligation at end of year........... $ 25,009   $ 17,112
                                                    ========   ========
       Funded status of the plan (underfunded)..... $(25,009)  $(17,112)
       Unrecognized net actuarial loss.............      723      5,667
       Unrecognized prior service cost.............       --        (91)
       Adjustment to recognized minimum liability..       --     (4,599)
                                                    --------   --------
                                                    $(24,286)  $(16,135)
                                                    ========   ========
       Accrued benefit liability................... $(25,009)  $(16,135)
       Minimum pension liability...................      723         --
                                                    --------   --------
       Net amount recognized....................... $(24,286)  $(16,135)
                                                    ========   ========

--------
  *Plans included change of control provisions which were triggered by the sale of the Company resulting in increases in the benefit obligation for certain participants.

   Net pension cost included the following components for the years ended December 31, 2003, 2002 and 2001 (in thousands):

                                                             Predecessor Basis
                                                             -----------------
                                                       2003   2002     2001
                                                      ------  ------   ------
      Service cost--benefits earned during the period $   59 $  347   $  629
      Interest cost on projected benefit obligation..  1,358  1,145    1,128
      Net amortization and deferral..................    197    566      768
      Special termination benefit charge.............     --    127       --
                                                      ------  ------   ------
      Net pension cost............................... $1,614 $2,185   $2,525
                                                      ======  ======   ======

   The Company has a deferred compensation plan for senior executive officers. This plan was frozen effective May 1, 2003. This program is not qualified under
Section 401(a) of the Internal Revenue Code. Eligible participants could defer a portion of his or her salary and/or annual bonus. Amounts deferred earn interest at the Company's average investment rate. At December 31, 2003 and 2002, the Company carried a liability of $2,420,000 and $3,557,000 for this plan.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The Company established a rabbi trust for certain of the supplemental retirement and deferred compensation plans described above. At December 31, 2003 and 2002, the trust held assets with a market value of $23,422,000 and $16,731,000, respectively, that is included in other invested assets in the accompanying balance sheets.

   The Company established a deferred compensation plan for senior executive officers during 2003 under which eligible participants may defer a portion of special compensation otherwise due upon the sale of the Company. The program is not qualified under Section 401(a) of the Internal Revenue Code and is unfunded. At December 31, 2003, the Company carried a liability of $1,037,000 for this plan.

  Savings and Investment Plan

   The Company had a savings and investment plan qualifying under Section 401(k) of the Internal Revenue Code. The Company made matching contributions in varying amounts. The Company's matching contributions amounted to $234,000 during the period from January 1, 2003 to April 30, 2003, $803,000 in 2002 and $860,000 in 2001. This plan was frozen on May 1, 2003.

   On November 1, 2003, this plan was merged into the RBC-U.S.A. Retirement and Savings Plan (the "RBC Plan"), a qualified defined contribution plan that covers all eligible employees of the Company. The RBC Plan includes both a fixed and variable match contribution features. The variable match contribution component of the RBC Plan allows for additional contributions to be made to the RBC Plan with the authorization of the Board of Directors. Expense related to this component was approximately $48,000 for the period from May 1, 2003 to December 31, 2003. The fixed match component of the RBC Plan allows employees to contribute and the Company will make a matching contribution of up to 3% of the employees' contribution. The Company's matching contribution may be changed at the discretion of the Board of Directors. Expense related to this component was $123,000 for the period from May 1, 2003 to December 31, 2003.

  Defined Benefit Health Care Plan

   In addition to the Company's other benefit plans, the Company sponsored an unfunded defined benefit health care plan that provided postretirement medical benefits to full-time employees for whom the sum of the employee's age and years of service equals or exceeds 75, with a minimum age requirement of 50 and at least 10 years of service. The plan was contributory, with retiree contributions adjusted annually, and contained other cost-sharing features such as deductibles and coinsurance. The accounting for the plan anticipated a future cost-sharing arrangement with retirees that was consistent with the Company's past practices. This plan was frozen on May 1, 2003 and was merged into the RBC Liberty Employee Health Benefit Plan on September 30, 2003.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following table presents the plan's funded status as of December 31, 2003 and 2002 (in thousands). The December 31, 2003 amounts represent the Company's portion of the RBC Liberty Employee Health Benefit Plan:

                                                                  Predecessor
                                                                     Basis
                                                          2003       2002
                                                        --------  -----------
  Change in benefit obligations:
     Projected benefit obligation at beginning of year. $ 11,782   $ 11,321
     Service cost......................................       41        118
     Interest cost.....................................      753        770
     Impact of sale and related transactions...........    1,079         --
     Actuarial losses..................................      290      1,155
     Benefits paid.....................................   (1,391)    (1,582)
                                                        --------   --------
  Projected benefit obligation at end of year.......... $ 12,554   $ 11,782
                                                        ========   ========

  Funded status of the plan (underfunded).............. $(12,554)  $(11,782)
  Unrecognized net actuarial loss......................      290      3,454
  Unrecognized prior service cost......................       --        729
  Unrecognized transition obligation...................       --      2,045
                                                        --------   --------
  Accrued pension cost................................. $(12,264)  $ (5,554)
                                                        ========   ========

  Accrued benefit liability............................ $ 12,264   $  5,554
                                                        ========   ========

   Net periodic postretirement benefit cost includes the following components for the years ended December 31, 2003, 2002 and 2001 (in thousands):

                                                            Predecessor Basis
                                                            -----------------
                                                       2003  2002     2001
                                                       ----  ------   ------
       Service cost................................... $ 41 $  118   $   88
       Interest cost..................................  753    770      731
       Amortization...................................  145    436      337
                                                       ----  ------   ------
       Net periodic benefit cost recognized in expense $939 $1,324   $1,156
                                                       ====  ======   ======

   Following are the assumed health care cost trend rates:

                                                        2003  2002  2001
                                                        ----  ----  ----
      Health care cost trend rate assumed for next year 12.2% 13.0%  5.0%
      Ultimate trend rate..............................  5.0%  5.0%  5.0%
      Year ultimate trend rate to be attained.......... 2012  2009  2037

   Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trends would have the following effects (in thousands):

                                                        1%       1%
                                                     Increase Decrease
                                                     -------- --------
         Effect on total service and interest costs.   $ 16    $ (15)
         Effect on postretirement benefit obligation    263     (250)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

Assumptions Used to Develop Amounts Reported

   Following are the assumptions used to determine the benefit obligations:

                                                 December 31, 2003
                              -------------------------------------------------------
                                   Pension         Non-Qualified          Other
                                    Plan               Plans             Benefits
                              -----------------  -----------------  -----------------
Discount rate................       6.00%              6.00%              6.00%
Rate of compensation increase       3.50%              4.75%               N/A
Measurement date............. September 30, 2003 September 30, 2003 September 30, 2003

                                                 December 31, 2002
                              -------------------------------------------------------
                                   Pension         Non-Qualified          Other
                                    Plan               Plans             Benefits
                              -----------------  -----------------  -----------------
Discount rate................       6.75%              6.75%              6.75%
Rate of compensation increase Graded 6.25%-2.25%       4.00%               N/A
Measurement date............. December 31, 2002  December 31, 2002  December 31, 2002

                                                 December 31, 2001
                              -------------------------------------------------------
                                   Pension         Non-Qualified          Other
                                    Plan               Plans             Benefits
                              -----------------  -----------------  -----------------
Discount rate................       7.25%              7.25%              7.25%
Rate of compensation increase Graded 7.00%-3.00%       4.75%               N/A
Measurement date............. December 31, 2001  December 31, 2001  December 31, 2001

   Following are the weighted average assumptions used to determine the net periodic benefit cost:

                                                             December 31, 2003
                                                 -----------------------------------------
                                                      Pension       Non-Qualified  Other
                                                       Plan             Plans     Benefits
                                                 ------------------ ------------- --------
Discount rate...................................       6.42%            6.42%      6.42%
Expected long-term rate of return on plan assets       7.00%             N/A        N/A
Rate of compensation increase...................       3.50%             N/A        N/A

                                                             December 31, 2002
                                                 -----------------------------------------
                                                      Pension       Non-Qualified  Other
                                                       Plan             Plans     Benefits
                                                 ------------------ ------------- --------
Discount rate...................................       7.25%            7.25%      7.25%
Expected long-term rate of return on plan assets       8.00%             N/A        N/A
Rate of compensation increase................... Graded 6.25%-2.25%     4.75%       N/A

                                                             December 31, 2001
                                                 -----------------------------------------
                                                      Pension       Non-Qualified  Other
                                                       Plan             Plans     Benefits
                                                 ------------------ ------------- --------
Discount rate...................................       7.50%            7.50%      7.75%
Expected long-term rate of return on plan assets       8.00%             N/A        N/A
Rate of compensation increase................... Graded 7.00%-3.00%     4.75%       N/A

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   To develop the expected long-term rate of return on assets assumption, the Company considered the current level of expected return on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

Cash Flows

   No contributions are expected to be made to the Dollar-based Plan, while $1,977,000 is expected to be paid with respect to the non-qualified pension plans and $1,362,000 is expected to be paid with respect to the other post-retirement benefit plans in 2004.

9. Reinsurance

   Prior to the acquisition by LLIC, the Company actively solicited reinsurance from other companies. As described more fully in Note 1, the Company continues to assume reinsurance business that is fully ceded to its former owner until such time that these treaties are novated and the Company will no longer be a party to the treaty. The Company cedes portions of the insurance it writes as described in the next paragraph.

   The effect of reinsurance on premiums earned from continuing operations for the years ended December 31, 2003, 2002 and 2001 is as follows (in thousands):

                                                                      Predecessor Basis
                                                            ------------------------------------
                                               May 1, 2003  January 1, 2003
                                                   to             to
                                              December 2003 April 30, 2003     2002       2001
                                              ------------- --------------- ---------  ---------
Direct.......................................   $  22,536      $ 16,961     $  73,380  $ 100,874
Assumed......................................     253,664       129,628       336,462    246,271
Ceded........................................    (266,937)      (57,772)     (148,724)  (139,607)
                                                ---------      --------     ---------  ---------
Total net premium............................       9,263        88,817       261,118    207,538
Less net premium from discontinued operations          --            --            --         12
                                                ---------      --------     ---------  ---------
Total net premium from continuing operations.   $   9,263      $ 88,817     $ 261,118  $ 207,550
                                                =========      ========     =========  =========

   The Company reinsures with other companies portions of the insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are up to $1,000,000 on an individual life policy. As of December 31, 2003, the Company had ceded to other life insurance companies individual life insurance in force of approximately $17.2 billion.

   At December 31, 2003, the Company ceded $88,454,000 of policy and claim reserves to Generali, the company to which all assumed business is retroceded. The Company remains contingently liable on all reinsurance ceded by it to others. This contingent liability would become an actual liability in the event an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

10. Related-Party Transactions

   The Company is a member of a group of affiliated companies and expenses for certain administrative services are allocated among the group members including finance, legal, human resources and other corporate functions. These costs are allocated based upon a cost sharing agreement. During the period from May 1, 2003 to December 31, 2003, the Company expensed $13,688,000 of costs related to the cost sharing agreement. At December 31, 2003, the company recorded a receivable from an affiliate of $1,530,000 and payables to other affiliates of $120,000 related to this agreement.

   As discussed in Note 8, the Company's employees participate in the RBC Liberty Employee Health Benefit Plan. All claims paid by this plan are paid by LLIC and then reimbursed. At December 31, 2003, the Company owed LLIC $1,257,000 for such claims.

   Prior to the sale to LLIC, the Company reimbursed Generali's U.S. branch for certain expenses incurred on the Company's behalf. These expenses were not material in the period from January 1, 2003 to April 30, 2003 or for the years ended December 31, 2002 and 2001.

   Prior to the sale to LLIC, the Company retroceded a portion of the life insurance it assumed to Generali. In accordance with this agreement, the Company ceded premiums of $131,000 during the period from January 1, 2003 to April 30, 2003. The Company ceded premiums of $555,000 and $664,000 in 2002 and 2001, respectively. The Company ceded no claims during 2003 or 2002 and $360,000 during 2001.

   In 1995, the Company entered into a modified coinsurance agreement with Generali to cede 50% of certain single-premium deferred annuity contracts issued. In accordance with this agreement, $417,000, $3,000,000 and $4,000,000 in account balances were ceded to Generali during the period from January 1, 2003 to April 30, 2003, 2002 and 2001, respectively, and Generali loaned such amounts back to the Company. The account balance ceded and loaned back at December 31, 2002 was $125 million. The recoverable amount from Generali was offset against the loan. The net expense related to this agreement was $148,000, for the period from January 1, 2003 to April 30, 2003 and $1,456,000 and $1,392,000 for the years ended December 31, 2002 and 2001, respectively. The Company held payables to Generali of $701,000 at December 31, 2002.

   On December 31, 2002, the Company entered into an agreement to retrocede selected reinsurance assumed to an affiliate. The business ceded included reinsurance assumed with policy dates of 2001 and prior ("in force") and those with policy dates of 2002. The consideration paid of $39,785,000 for the in force policies was equal to the net outstanding liabilities ceded to the affiliate as calculated in accordance with statutory accounting practices (Note
1), less a ceding commission. The corresponding net GAAP liabilities related to the in force policies were equal to $10,312,000. SFAS No. 113 Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, requires the difference of $29,473,000 to be treated as prepaid reinsurance costs and amortized into expense over the lives of the underlying contracts.

   In accordance with the above retrocession agreement the Company estimated the consideration due on the in force policies ceded to be $47,000,000 at December 31, 2002 and paid that amount to the affiliate. The actual liability was subsequently calculated and resulted in an overpayment of $7,215,000, which is included in receivables from affiliates in the accompanying consolidated balance sheets.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

11. Stockholder's Equity

   The changes in net unrealized gains (losses) that have been included in the balance sheet caption "accumulated other comprehensive income (loss)" in stockholder's equity are summarized at December 31, 2003 and 2002 as follows (in thousands):

                                                                      Predecessor Basis
                                                                  ------------------------
                                                   May 1, 2003    January 1, 2003
                                                       to               to
                                                December 31, 2003 April 30, 2003    2002
                                                ----------------- --------------- --------
Net unrealized (losses) gains on securities:
   Fixed maturities............................      $(6,345)         $(8,984)    $ 40,456
   Equity securities...........................        3,888              481       (4,039)
   Securities held in separate account.........       (1,676)            (922)       3,479
   Other.......................................        1,379              276       (1,036)
                                                     -------          -------     --------
Net unrealized (losses) gains..................       (2,754)          (9,149)      38,860
Net minimum pension liability..................         (723)

Adjustment to deferred policy acquisition costs         (944)          (2,246)     (15,222)
Adjustment to unearned revenue reserve.........           --              (59)         798
Deferred income taxes..........................        1,547            4,009       (8,553)
                                                     -------          -------     --------
Net amount recognized..........................      $(2,874)         $(7,445)    $ 15,883
                                                     =======          =======     ========

12. Borrowed Money

   The Company had an outstanding liability for borrowed money in the amount of $26,990,000 as of December 31, 2002, which is included in other liabilities. This consisted of thirteen contracts with the Federal Home Loan Bank. Pledged collateral for this debt consisted of GNMA and FNMA securities with a face amount of $29,475,000 and a market value of $30,569,000 at December 31, 2002. This loan was repaid in May 2003.

13. Discontinued Operations

   In October of 1999, the Company adopted a plan to dispose of its workplace benefit (group) insurance line of business. Accordingly, the group line of business was considered a discontinued operation during the year ended 1999 and the consolidated statement of operations for 2003, 2002 and 2001 separately reported the operating results of the discontinued operations, net of related income taxes. Income (loss) net of taxes for this line of business amounted to $(380,000), $307,000 and $612,000 with revenues of $6,000, $311,000 and
$734,000, for the period from January 1, 2003 to April 30, 2003 and for years ended December 31, 2002 and 2001, respectively.

   The Company reached an agreement to sell the group line of business in January 2000 and closed the sale effective June 30, 2000. During 2000 the Company realized a gain on the disposal of this line of business, net of income taxes of $14,871,000 and deferred an additional $2,000,000 of gain that was attributable to the estimated profit on in-force business that is 100% ceded to the purchaser. During 2002 and 2001, the Company amortized $500,000 and $1,500,000 of the original deferral resulting in gains of $325,000 and $978,000, respectively, net of income taxes. At December 31, 2002 there is no remaining deferral of the original gain. During 2003, the Company novated substantially all of the policies in the group line of business to the company that previously reinsured 100% of the business.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   In December of 2001, the Company adopted a plan to liquidate its wholly owned subsidiary BMA Financial Services, Inc. ("BMAFS"). The Company liquidated BMAFS on December 31, 2002. Accordingly, the BMAFS line of business was considered a discontinued operation during the year ended 2001 and the consolidated statement of operations for 2002 and 2001 separately reported the operating results of the discontinued operations, net of related income taxes. Income (losses), net of income taxes, for this line of business amounted to $173,000 and ($1,467,000) with revenues of $238,000 and $10,886,000, for the years ended December 31, 2002 and 2001, respectively. During 2001 the Company realized a loss on the disposal of this line of business, net of income taxes, of $228,000. The net assets in liquidation were $664,000 at December 31, 2002.

                                  * * * * * *

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a.   Financial Statements

The financial statements of the Separate Account and the Company are included in Part B hereof.

b.   Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*

      2. Not Applicable

      3.(a) Principal Underwriter's Agreement##

      3.(b) Form of Selling Agreement**

     4.(a) Individual Variable Annuity Contract+++

     4.(b)Waiver of  Withdrawal  Charge and Interest  Adjustment  Rider**

     4.(c) Death Benefit Endorsement +

     4.(d) Additional Death Benefit Endorsement ++

     5.   Application for Individual Variable Annuity Contract**

     6.(i)Copy of Articles  of  Incorporation  of the  Company
       (ii) Copy of the Bylaws of the Company

     7.   Not Applicable

     8.(a) Form of Fund Participation Agreement**

     8.(b)Form  of  Fund   Participation   Agreement  among  Variable  Insurance
          Products Fund, Fidelity Distributors Corporation and the Company#

     8.(c)Form  of  Fund   Participation   Agreement  among  Variable  Insurance
          Products Fund II, Fidelity Distributors Corporation and the Company#

     8.(d)Form of Fund  Participation  Agreement  among The Alger American Fund,
          Fred Alger and Company, Incorporated and the Company#

     8.(e)Form of Fund Participation  Agreement among Janus Aspen Series,  Janus
          Distributors LLC and the Company##

     8.(f)Form of Fund  Participation  Agreement by and between American Century
          Investment Services, Inc. and the Company##

     8.(g)Form of Fund Participation Agreement among Dreyfus Stock Index Fund and the Company##

     8.(h)Form  of  Fund   Participation   Agreement   among  Dreyfus   Variable
          Investment Fund and the Company##

     8.(i)Form  of  Fund   Participation   Agreement   among  INVESCO   Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company##

     8.(j)Form of Fund  Participation  Agreement among Lazard Retirement Series,
          Inc. and the Company##

     8.(k)Form of Insurance  Administrative  Services  Agreement between Liberty
          Insurance Services Corporation and the Company###

     9.   Opinion and Consent of Counsel

     10.  Consents of Independent Accountants

     11. Not Applicable

     12.  Not Applicable

     13.  Calculation of Performance Information

     14.  Company Organizational Chart###

27. Not Applicable

     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997.

     **Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, as electronically filed on October 17, 1997.

     ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, as electronically filed on February 17, 1999.

     +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, as electronically filed on December 29, 1999.

     #Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, as electronically filed on May 1, 2000.

     ##Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, as electronically filed on April 30, 2003.

     ###Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, File No. 333-104881, as electronically filed on August 25, 2003.

Item 25.    Directors and Officers of the Depositor


Name and Principal                               Positions and Offices
Business Address                                 with Depositor

W. James Westlake***......................... Chairman  of the Board and Director

Harold W. Huffstetler, Jr.*.................. Director,  President and Chief Executive  Officer

Michael K. Deardorff**......................  Director, Senior Vice President -- Variable and Fixed Products

Guy H. Smith, III*..........................  Vice President, Finance and Treasurer

R. David Black*.............................  Vice President, General Counsel &
                                              Secretary and Chief Privacy
                                              Officer

Ronald A. DeCicco**.........................  Vice President, Sales & Marketing, Variable and Fixed Products

Douglas W. Kroske*..........................  Vice President, Investments

John R. Obermeier, III*.....................  Vice President and Chief Actuary

David Attaway*..............................  Financial Reporting Officer & Assistant Treasurer

Marilyn Bailey**............................  Director, Variable Operations

Calvin D. Cherry**..........................  Director of Pricing & Illustration Actuary

Robert T. Coleman, III*.....................  Counsel and Assistant Secretary

Tracey L. Estes**...........................  Director -- Variable Product Sales

Christian G. Jefferson*.....................  Assistant Counsel and Assistant Secretary

Connie R. Hill*.............................  Investment Compliance Officer

Murray P. McKissick, M.D.*..................  Medical Director

Patricia M. Nichols*........................  Assistant Treasurer

Judith J. Orth**............................  Marketing Director

Leigh A. Pagan*.............................  Director, Tax

Mary Ellen Ridgley**........................  Director of Compliance

Mark S. Wessel*.............................  Designated Anti-Money Laundering Officer
--------------

* Principal business address is 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064.

** Principal business address is 2300 Main Street, Suite 450, Kansas City, MO 64108-4600.

*** Principal business address is 6880 Financial Drive, Tower 1, Mississauga, ON L5N7Y5.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 to Form N-4, File No. 333-104881 and is incorporated herein by reference.


Item 27.    Number of Contract Owners

As of March 31, 2004, there were 268 Non-Qualified Contract Owners and 136 Qualified Contract Owners.

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a. Tamarack Distributors Inc. (prior to March 29, 2004, known as Jones & Babson, Inc.) is the principal underwriter for the Contracts. It is also the principal underwriter for: BMA Variable Life Account A, Investors Mark Series Fund, Inc. and Tamarack Funds Trust.

     b. The following  are the officers and  directors of Tamarack  Distributors
Inc.:

    Name and                                     Positions and Offices
Business Address*                                with Underwriter
- - - -------------------------                  ---------------------

Daniel J. Collins*                                Director

Martin A. Cramer                                  Compliance Officer
4000 West 114th Street, Suite 200
Leawood, KS 66211

Lisa A. Ferris*                                   Director

Deborah J. Kermeen*                               Chief Financial Officer

John G. Taft*                                     Chief Executive Officer
                                                     and Director


*Principal business address is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402.


Item 30.    Location of Accounts and Records

The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 2300 Main Street, Suite 450, Kansas City, MO 64108-4600 and at 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Greenville and the State of South Carolina, on this 28th day of April, 2004.


                         BMA VARIABLE ANNUITY ACCOUNT A
                                  (Registrant)

                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA (Depositor)


                         By:/s/MICHAEL K. DEARDORFF
                            -------------------------------------------------
                            Michael K. Deardorff
                            Sr. Vice President, Variable & Fixed Products


                         BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         (Depositor)


                        By:/s/R. DAVID BLACK
                           -------------------------------------------------
                           R. David Black
                           Vice President, General Counsel & Secretary




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                                  DATE
- ---------                                           -----                                  ----


W. James Westlake*                          Director, Chairman of the Board                  4-28-04
--------------------------                                                                   -------
W. James Westlake

Harold W. Huffstetler, Jr.*                 Director, President and Chief                    4-28-04
--------------------------                  Executive Officer                                -------
Harold W. Huffstetler, Jr.

/s/MICHAEL K. DEARDORFF                     Director, Senior Vice President -                4-28-04
-----------------------------               Variable and Fixed Products                      --------
Michael K. Deardorff

Guy H. Smith, III*                          Vice President, Finance and Treasurer            4-28-04
---------------------                                                                        ---------
Guy H. Smith, III


*By: /s/R. DAVID BLACK
     --------------------------
     Attorney-in-Fact


                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, W. James Westlake, a Director and Chairman of the Board of Business Men's Assurance Company of America (the "Company"), a corporation duly organized under the laws of the state of South Carolina, do hereby appoint R. David Black and Robert T. Coleman, III, each individually, as my attorney and agent, for me, and in my name as a Director and Chairman of the Board of the Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand this 1st day of March 2004.



Attest:


/s/TAMMY MORRIS                             /s/W. JAMES WESTLAKE
---------------------                       --------------------
                                               W. James Westlake



                            LIMITED POWER OF ATTORNEY



KNOW ALL MEN BY THESE PRESENTS that I, Harold W. Huffstetler, Jr., a Director, President and Chief Executive Officer of Business Men's Assurance Company of America (the "Company"), a corporation duly organized under the laws of the state of South Carolina, do hereby appoint R. David Black and Robert T. Coleman, III, each individually, as my attorney and agent, for me, and in my name as a Director and the President and Chief Executive Officer of the Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand this 1st day of March 2004.



Attest:



/s/TAMMY MORRIS                             /s/HAROLD W. HUFFSTETLER, JR.
-------------------------                   -----------------------------
                                               Harold W. Huffstetler, Jr.


                            LIMITED POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENTS that I, Guy H. Smith, III, Vice President, Finance and Treasurer of Business Men's Assurance Company of America (the "Company"), a corporation duly organized under the laws of the state of South Carolina, do hereby appoint R. David Black and Robert T. Coleman, III, each individually, as my attorney and agent, for me, and in my name as Vice
President, Finance and Treasurer of the Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand this 1st day of March 2004.


Attest:



/s/TAMMY MORRIS                             /s/GUY H. SMITH, III
-------------------------------             --------------------
                                               Guy H. Smith, III




                                    EXHIBITS

                                       TO

                       POST-EFFECTIVE AMENDMENT NO. 12 TO

                                    FORM N-4

                         BMA VARIABLE ANNUITY ACCOUNT A

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                                INDEX TO EXHIBITS

Exhibit                                                            Page

EX-99.B6(i)   Articles of Incorporation of the Company
EX-99.B6(ii)  Bylaws of the Company
EX-99.B9      Opinion and Consent of Counsel
EX-99.B10     Consents of Independent Accountants
EX-99.B13     Calculation of Performance Information